As Filed With The Securities And Exchange Commission On March 1, 2013

File Nos. 33-73408 and 811-8234

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 39

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43

TIFF INVESTMENT PROGRAM, INC.

(Exact Name of Registrant as Specified in Charter)

200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428

 (Address of Principal Executive Offices) (Zip Code)

(800) 984-0084

 (Registrant's Telephone Number, Including Area Code)

Richard Flannery, TIFF Advisory Services, Inc., 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428

(Name and Address of Agent for Service of Process)

With Copies to:

Kristin Ives

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☐ On [date], pursuant to paragraph (b)

☐ 60 days after filing, pursuant to paragraph (a)(1)

☒ On April 30, pursuant to paragraph (a) (1)

☐ 75 days after filing, pursuant to paragraph (a) (2)

☐ On _________, pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TIP  PROSPECTUS

TIFF INVESTMENT PROGRAM, INC.

[April __, 2013]

TIP Mutual Funds

TIFF Multi-Asset Fund
TIFF Short-Term Fund

TIFF Investment Program, Inc. (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. The TIP funds are available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations that meet TIP’s eligibility requirements.

Contents

TIFF Multi-Asset Fund Summary	X
TIFF Short-Term Fund Summary	X
Overview of TIP	X
Additional Investment Strategies and Risks	X
Biographies of Board Members and Principal Officers	X
The Advisor	X
Money Managers	X
Money Manager Fee Arrangements and Portfolio Managers	X
Member Information	X
Dividends and Distributions	X
Tax Considerations	X
Financial Highlights	X
Glossary	X
Further Information	X

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TIFF Multi-Asset Fund Summary

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

The fund’s performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in the prospectus.

Shareholder Fees (fees paid directly from your investment):
Entry Fees on Purchases (as a percentage of amount invested)	0.50%
Redemption Fees (as a percentage of amount redeemed)	0.50%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees [a]	[XXX]	%
Other Expenses	[XXX]	%
Acquired Fund Fees and Expenses	[XXX]	%
Total Annual Fund Operating Expenses [a],[b]	[XXX]	%

[a]

[Management Fees and Total Annual Fund Operating Expenses have been restated to show an estimate of what the fund’s expenses would have been in 2012 had the amendment to the fee schedule with Brookfield Investment Management Inc. (“Brookfield”) been in effect during 2012.]

[b]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[XXX]	$[XXX]	$[XXX]	$[XXX]

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years	5 Years	10 Years
$[XXX]	$[XXX]	$[XXX]	$[XXX]

1

TIFF Multi-Asset Fund Summary

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. As a “multi-manager” fund, in addition to the fund’s investment advisor, TIFF Advisory Services, Inc. (“TAS”), the fund engages independent money managers to manage a portion of the fund’s assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus summary and in the prospectus as “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund’s policy limiting investments in illiquid securities to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.

The fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, real estate investment trusts (“REITs”), high yield bonds, securities issued or guaranteed by the US government, including Treasury inflation-protected securities (“TIPS”), corporate bonds, and short-term investments, such as high-quality, short-term money market instruments. In addition, the fund invests in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund’s performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund’s other holdings, and may be used in part to adjust the fund’s overall exposures toward the levels desired by TAS.

The fund invests broadly in issuers domiciled in the United States and foreign countries. The fund’s foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the fund’s assets may be invested in foreign securities, including emerging market securities. The fund invests in companies of all sizes as measured by market capitalization. A portion of the fund’s assets may be invested in smaller companies. The fund’s investments in bonds and other debt obligations are not subject to any stated limitations on maturity. Up to 20% of the fund’s assets may be invested in debt obligations rated below investment grade (known as high yield bonds or “junk bonds”).

The Multi-Asset Fund Constructed Index is a blended index composed of asset segments, weighted according to policy norms, with each segment assigned a passive market index that TAS believes is an appropriate benchmark for such segment. The Constructed Index is intended to help TAS and the fund’s members better assess the fund’s positioning and performance by providing a comparison of the active strategies pursued by the fund versus the returns of passive indices. The Constructed Index may also help convey to the fund’s members a sense of the general asset segment risks to which their capital might be subject.

2

TIFF Multi-Asset Fund Summary

The current Constructed Index, which took effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark
Total Return Assets	57%
Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets	43%
Inflation Hedges	20%
REITs	5%	FTSE EPRA/NAREIT Developed Index
Commodities	5%	Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index
All Purpose Hedges	23%
Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index
Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Principal Investment Risks

As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the investments held in the fund’s portfolio could cause members’ shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund’s primary investment policies and strategies are summarized below.

Acquired Funds Risk.   As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund’s 15% limitation on illiquid securities.

Credit Risk.   An issuer or guarantor of a debt obligation or the counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligation. Credit risk is particularly significant for debt securities that are rated below investment grade (“junk bonds”), which are generally considered to be speculative and the prices of which tend to fluctuate more than higher quality securities.

Currency Risk.   A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency.

Derivatives Risk.   Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, can create economic leverage, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. The successful use of derivative instruments, such as futures, options, swaps, and forward foreign currency exchange contracts, depends on TAS or the money manager’s ability to predict the general direction of market movements, foreign exchange rates, or interest rates, as applicable. Predicting such fluctuations is extremely difficult, and thus the successful execution of certain derivative strategies can be highly uncertain. An incorrect prediction will hurt fund performance.

3

TIFF Multi-Asset Fund Summary

Foreign and Emerging Markets Risk.   Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Interest Rate Risk.   Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond’s price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund’s interest income to decline. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates.

Leveraging Risk.   Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk.   Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. Interests in many of the acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk.   The market value of a security may increase or decrease over time. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk.   Multi-manager risk is the risk that TAS may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Real Estate Investment Trust (REIT) Risk.   Investing in real estate investment trusts (“REITs”) may subject the fund to risks associated with the ownership of real estate, such as decreases in real estate values, overbuilding, increases in operating costs and property taxes, changes in zoning laws, fluctuations in rental income, and changes in interest rates.

Smaller Company Risk.   The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

4

TIFF Multi-Asset Fund Summary

Fund Performance

The chart below is intended to show the risks of investing in the fund by showing changes in the fund’s performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member’s account. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns (%)	[CHART TO BE UPDATED WITH 2012 PERFORMANCE]

Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest [(XQ XXXX)]	[XXXX]%
Lowest [(XQ XXXX)]	[XXXX]%

Average Annual Total Returns (for periods ended 12/31/12)

The table below illustrates the changes in the fund’s yearly performance and shows how the fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compare with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.

	One Year		Five Years		Ten Years		Since Inception (3/31/95)
TIFF Multi-Asset Fund	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%

Benchmark Returns
MSCI All Country World Index (does not reflect fees, expenses, or taxes)	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%
Consumer Price Index (“CPI”) + 5% per annum (does not reflect fees, expenses, or taxes)	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%
Multi-Asset Fund Constructed Index* (does not reflect taxes)	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%
Traditional Mix (65% MSCI All Country World Index, 35% Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%

*	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index’s segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.

5

TIFF Multi-Asset Fund Summary

Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Laurence Lebowitz	Chief Investment Officer	2010

	John Thorndike	Deputy Chief Investment Officer, Marketable Investments	2007

Purchase and Sale Information

Purchases may be made on any business day. The minimum initial investment is $1,000,000. The minimum for subsequent purchases is $10,000.

Full and fractional shares may be redeemed on any business day upon a member’s request via phone (1-610-684-8200) or fax (1-610-684-8210), by providing the fund name, the dollar or share amount to be redeemed, gross or net of exit fees, the account to which the proceeds should be wired (as designated on the account application), the member’s name, and the member’s account number. Notification of redemption provided other than by phone or fax may not be accepted and, if accepted, may result in a processing delay.

Tax Information

Because members of the fund are typically tax-exempt organizations, in general, they are not subject to federal income taxation on distributions from the fund or on sales or exchanges of shares of the fund.

6

TIFF Short-Term Fund Summary

Investment Objective

The fund’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

The fund’s performance objective (which is non-fundamental) is, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The “Redemption Fees” shown in this table are referred to as “exit fees” elsewhere in the prospectus.

Shareholder Fees (fees paid directly from your investment):
Entry Fees on Purchases (as a percentage of amount invested)	None
Redemption Fees (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	[XXX]	%
Other Expenses	[XXX]	%
Total Annual Fund Operating Expenses	[XXX]	%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$[XXX]	$[XXX]	$[XXX]	$[XXX]

Portfolio Turnover

The fund pays transaction costs, such as a spread, when it buys and sells securities (or “turns over” its portfolio). Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded by definition from the calculation of portfolio turnover, during the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.

7

TIFF Short-Term Fund Summary

Principal Investment Strategies

The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund’s duration generally will not differ from the benchmark’s duration by more than three months. The investment advisor, TIFF Advisory Services, Inc. (“TAS”), focuses on duration, maturity, relative valuations, and security selection. Typically, the average credit quality of the fund’s portfolio will be equivalent to the credit rating assigned to short-term obligations of the US Government, its agencies, or instrumentalities, and may include unrated obligations that are deemed to be of equivalent quality.

Principal Investment Risks

As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund’s portfolio could cause members’ shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund’s primary investment policies and strategies are summarized below.

Credit Risk.   An issuer or guarantor of a debt obligation or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Interest Rate Risk.   Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond’s price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund’s interest income to decline.

Market Risk.   The market value of a security may increase or decrease over time. Market risk may affect a single issue, an entire industry, or the market as a whole.

Fund Performance

The chart below is intended to show the risks of investing in the fund by showing changes in the fund’s performance from year to year. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns (%)	[CHART TO BE UPDATED WITH 2012 PERFORMANCE]

[a] Rounds to less than 0.01%

Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest [(XQ XXX)]	[XXX]%
Lowest [(XQ XXXX)]	[XXX]%

8

TIFF Short-Term Fund Summary

Average Annual Total Returns (for periods ended 12/31/12)

The table below illustrates the changes in the fund’s yearly performance and shows how the fund’s average returns for one year, five years, ten years, and since fund inception compare with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.

	One Year		Five Years		Ten Years		Since Inception (5/31/94)
TIFF Short-Term Fund	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%

Benchmark Returns
BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%
BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)	[XXX]	%	[XXX]	%	[XXX]	%	[XXX]	%

Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Laurence Lebowitz	Chief Investment Officer	2010
	John Thorndike	Deputy Chief Investment Officer, Marketable Investments	2007

Purchase and Sale Information

Purchases may be made on any business day. The minimum initial investment is $50,000. The minimum for subsequent purchases is $5,000.

Full and fractional shares may be redeemed on any business day upon a member’s request via phone (1-610-684-8200) or fax (1-610-684-8210), by providing the fund name, the dollar or share amount to be redeemed, the account to which the proceeds should be wired (as designated on the account application), the member’s name, and the member’s account number. Notification of redemption provided other than by phone or fax may not be accepted and, if accepted, may result in a processing delay.

Tax Information

Because members of the fund are typically tax-exempt organizations, in general, they are not subject to federal income taxation on distributions from the fund or on sales or exchanges of shares of the fund.

9

TIFF Investment Program Prospectus

Overview of TIP

TIFF Advisory Services, Inc. (“TAS”) is the investment advisor to each TIP fund. Multi-Asset Fund operates primarily on a “multi-manager” basis. TAS seeks to achieve Multi-Asset Fund’s investment and performance objectives primarily by selecting independent money managers for the fund, allocating cash among asset classes and money managers, as applicable, monitoring the money managers’ and the fund’s performance, managing directly a portion of the fund’s portfolio, and employing certain risk management or other techniques designed to enhance returns. Each money manager is responsible for the day-to-day investment decisions for that portion of Multi-Asset Fund’s assets allocated to such money manager. Each money manager specializes in a particular market or utilizes a particular investment style. A portion of Multi-Asset Fund’s assets may be invested in futures contracts and other derivative instruments, duration investments, and other securities and financial instruments, in accordance with the fund’s investment objective, policies, and restrictions. With respect to Short-Term Fund, TAS is responsible for the day-to-day management of the fund’s assets.

Please see the Statement of Additional Information (“SAI”) for a description of TIP’s policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. You can obtain the SAI by calling TIFF at 800-984-0084 to request a copy. The SAI can also be found on TIFF’s website at www.tiff.org.

Additional Investment Strategies and Risks

Each fund’s principal investment strategies and risks are summarized earlier in this prospectus. The funds may use other strategies and invest in other securities and are subject to additional risks and restrictions that are further described below and in the SAI.

Fundamental Policies.   The investment objective for each fund and certain investment policies and restrictions designated in this prospectus or in the SAI as “fundamental” may be changed only by a vote of a majority of the outstanding votes (as provided by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund’s members. Other investment policies and restrictions may be changed by the TIP Board without member approval. There can be no assurance that a fund will attain its investment objective.

Performance Goals.   Performance objectives or benchmarks are not fundamental and may be changed without member approval upon notice to members. A fund’s performance benchmark serves to monitor its success over a full market cycle. The performance of each fund, both on an absolute basis and when compared to its specified benchmark(s), can be expected to vary from year to year. The funds attempt to attain their performance goals over a combination of rising and falling markets, not during a single rising or falling market or a defined time period (such as one year).

There is no guarantee that a TIP fund will achieve its investment or performance objective or that a fund’s assets will not decline in value. Like all mutual funds, the TIP funds are each subject to two basic risks: market risk, which is the risk that the value of securities held by a fund may decline due to general market and economic conditions; and management risk, which is the risk that investment strategies used by the fund and specific securities held by the fund may not perform as well as the relevant market.

TIFF Multi-Asset Fund

Performance Objective and Benchmarks.   Multi-Asset Fund seeks to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index (“CPI”), plus 5% per annum. TAS considers the primary benchmark of the fund to be CPI + 5%.

At the fund’s inception on March 31, 1995, TAS staff, in consultation with the boards of TAS and TIP, created the Multi-Asset Fund Constructed Index. The Constructed Index is a blended index composed of asset segments, weighted according to policy norms, with each segment assigned a passive market index that TAS believes is an appropriate benchmark for such segment. The current composition of the Constructed Index is presented earlier in this prospectus. TAS has changed the composition of the Constructed Index over time, including changes to the Constructed Index’s policy norms (or weights), asset segments, and segment benchmarks. TAS’s ongoing review of the Constructed Index may cause TAS to make additional changes to any or all of it components in the future. TAS may change the Constructed Index for various reasons, including but not limited to the emergence of a new asset segment, the alteration of the fundamental characteristics of an existing asset segment, or significant changes in market prices of one or more asset segments that impact TAS’s expectations for long-term returns and risks associated with such segments. Historical performance for the Constructed Index is not adjusted when the composition of the Constructed Index changes. Therefore, past performance reflects the allocations, segment weights, and segment benchmarks in place at the time the performance was generated. Performance of the Constructed Index generated after June 30, 2009 is reduced by 0.20% per annum, prorated monthly.

10

TIFF Investment Program Prospectus

The Morgan Stanley Capital International (“MSCI”) All Country World Index is presented as a benchmark for the fund in this prospectus and in the fund’s annual report to comply with SEC regulations. While the MSCI All Country World Index is 100% stocks, Multi-Asset Fund normally comprises multiple asset classes. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000, and net of foreign withholding taxes thereafter.

The Traditional Mix is a blended index benchmark that consists of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index. The Traditional Mix is presented as a convenience to members that prefer to use a benchmark of this sort for comparison purposes. The Barclays US Aggregate Bond Index covers the US dollar-denominated, investment grade, fixed rate, taxable bond market.

Managed Distribution Policy.   In order to help Multi-Asset Fund members meet their spending needs, including any applicable payout requirements, without having to redeem shares (and thereby incur exit fees), the fund has adopted a managed distribution policy. As described under Dividends and Distributions — Intended Distribution Schedule, the fund typically distributes income quarterly and capital gains at least once per year. The amount of income and capital gains actually distributed varies because such distributions are based on the amount of income and capital gains, if any, actually earned by the fund. Under the managed distribution policy, if the amount of income and capital gains distributed in any given year is less than approximately 5% of the fund’s net assets, the fund will undertake, on a best efforts basis, to distribute an additional amount, such that the fund’s total distributions for the year approximate 5% of the fund’s net assets.

All or part of such additional amount, if any, may be distributed with the final scheduled quarterly distribution of the year, as part of a regularly scheduled quarterly distribution, or at such other time as the fund may from time to time determine, and may be treated as a return of capital. If the total amount of income and capital gains distributed for any given year is equal to or exceeds approximately 5% of the fund’s net assets, it will not be necessary under the managed distribution policy for the fund to distribute any additional amounts. Distributions made during the year are based on estimates and information reasonably available to the fund at the time of the distribution. The actual amount of the fund’s distributions as a percentage of net assets and the character of such distributions for tax purposes cannot be determined until after the end of the fund’s fiscal year.

Multi-Manager Fund . Multi-Asset Fund, which operates primarily on a multi-manager basis, is subject to “multi-manager” risk, described earlier in this prospectus. In addition, because each money manager directs the trading for its own portion of the fund and does not aggregate its transactions with those of the other money managers, the fund may incur higher brokerage costs than would be the case if a single money manager were managing the fund.

Money Managers and Their Strategies

AJO, LP takes a value-oriented approach to US equities, focusing on securities of well-managed companies with quality cash profits, relatively low market valuations, and positive price and earnings momentum. The manager selects securities primarily from among the 500 largest capitalization stocks and creates portfolios of such issues, optimized to diversify multifaceted risks.

Brookfield Investment Management Inc. invests in a concentrated portfolio of real estate-oriented stocks and other instruments that provide exposure to the global real estate sector in which it combines attractively priced “core” real estate securities with a mix of fundamentally solid but under-followed, out-of-favor, or out-of-cycle REITs that trade at a discount to underlying net asset value. The manager’s strategy includes both long and short positions and the use of swaps and other derivatives, and may include the use of real estate-related debt securities, including convertible bonds.

Lansdowne Partners Limited Partnership primarily invests in the equity securities of large-cap companies in developed markets which are identified as being mispriced, either in absolute terms or relative to other large-cap companies in developed markets. The manager identifies investment opportunities through in-depth fundamental research and analysis. The investment approach is expected to result in a relatively concentrated portfolio, with a focus on maximizing returns relative to risk.

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TIFF Investment Program Prospectus

Marathon Asset Management, LLP (Marathon-London) identifies stocks principally on the basis of capital cycle analysis of the industry in which a company operates and on an assessment of the quality of company management. The capital cycle philosophy is based on the premise that the prospect of high return on investment should attract excessive capital, and therefore increase competition, and vice versa. As a result of this philosophy, Marathon-London seeks to invest in companies operating in industries where low return on investment has repelled capital and, therefore, where competition is declining. Marathon-London may also invest in higher-returning companies where, in its judgment, barriers to entry limit new inflows of capital and competition. Marathon-London also looks for companies whose management demonstrates an ability to respond appropriately to the forces of the capital cycle and is incentivized accordingly. This approach is based on fundamental research and numerous meetings with company management, and is expected to result in low portfolio turnover and long average-stock-holding periods.

Mission Value Partners, LLC manages a concentrated portfolio consisting primarily of Japan-related public equities that are believed to be undervalued or out-of-favor at the time of purchase but offer growth opportunities over the long-term. The manager tends to favor smaller-capitalization companies that focus on Japanese markets, that return significant capital to shareholders through dividends and share repurchases, or that are beneficiaries of industry consolidation. The manager selects investments based on a company’s business, people, and price using fundamental valuation measures supported by the manager’s qualitative research.

Mondrian Investment Partners Limited takes a value-oriented approach to global equity investments. The manager identifies attractive stocks using a dividend discount method (valuing future income streams adjusted for inflation) across all countries, sectors, and industries. In order to assess dividend income streams, the manager employs fundamental company analysis. The same real return methodology is used to identify attractive investments across all markets. The manager may engage in currency hedging as a defensive strategy.

OVS Capital Management LLP seeks to deliver superior risk-adjusted returns, with limited correlation to equity or other major market indices, over the medium term by managing an account of long and short event-driven positions, primarily using equity securities traded on European exchanges. These investments may be taken directly or indirectly through over-the-counter swaps or similar contracts or through options. OVS aims to invest in a market-neutral manner, seeking to minimize equity market, interest rate, and foreign exchange exposure using other instruments and certain hedging techniques.

Shapiro Capital Management LLC emphasizes bottom-up stock selection. Investment candidates must compete in an industry that is easily understood. The manager seeks to identify companies with superior economic characteristics, including a high return on assets, sizable cash flow, significant barriers to entry, and products unlikely to become obsolete.

Smith Breeden Associates, Inc. manages multiple separate investment mandates for Multi-Asset Fund. One investment mandate is focused on US Treasury obligations, including US Treasury inflation protected securities, US Treasury bonds, notes, or bills, or other US Treasury or agency obligations and related derivatives, as from time to time determined by Smith Breeden in consultation with TAS, and may involve the use of both long and short positions. In managing the portfolio, Smith Breeden focuses on duration, maturity, relative valuations, and security selection. Also within this mandate, the manager may invest in breakeven inflation positions, which are described below under the heading Other Fund Strategies. A second investment mandate combines a portfolio of US Treasury inflation protected securities with a variety of active management techniques, including the selection and active trading of high grade bonds, including corporate bonds, mortgage-backed and asset-backed securities, and bond futures contracts. In this portfolio, Smith Breeden may engage in reverse repurchase agreements and use the cash proceeds to purchase other eligible assets. One or more additional fixed income investment mandates are expected to be used opportunistically in an effort to generate equity-like returns with instruments that offer diversification from Multi-Asset Fund’s other equity holdings or less downside risk than equities. Such mandates may involve the use of long positions and/or short positions with primary emphasis on agency and non-agency mortgage-backed and asset-backed securities backed by residential and commercial mortgages and consumer receivables. Corporate and US government and government agency obligations and derivatives, such as futures, options and swaps may be used as part of these mandates.

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TIFF Investment Program Prospectus

Southeastern Asset Management, Inc. manages a global equity mandate consisting of a concentrated portfolio of primarily mid- and large-cap US and foreign companies believed to be significantly undervalued. Southeastern seeks long-term capital growth by acquiring primarily equity securities of financially strong, well-managed companies, which it sells when they approach estimated value.

TIFF Advisory Services, Inc. primarily invests in futures contracts and other derivative instruments, duration investments, and other securities and financial instruments, including US Treasury obligations, in accordance with the fund’s investment objective, policies, and restrictions. In doing so, TAS may be seeking to enhance returns, mitigate risks, adjust asset allocations, gain market exposure, manage cash, or otherwise pursue the fund’s performance objective. TAS also selects acquired fund investments for Multi-Asset Fund. A complete list of the fund’s holdings, including its holdings of acquired funds, is available on the TIFF website at www.tiff.org and is updated monthly.

Wellington Management Company, LLP manages a natural resource-related stock mandate for which Wellington Management utilizes moderate rotation among sectors in conjunction with a bottom-up approach to security selection, analyzing such factors as a company’s asset and management quality, internal reinvestment opportunities, investment strategy, and responsiveness to changes in the environment.

TIFF Short-Term Fund

Performance Objective and Benchmarks.   Short-Term Fund seeks, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points. The BofA Merrill Lynch US 6-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points is a supplemental index designed to illustrate the impact of operating expenses and trading costs on Short-Term Fund’s performance. It is derived from Short-Term Fund’s primary index, the BofA Merrill Lynch US 6-Month Treasury Bill Index.

Additional Information about the Fund’s Principal Investment Strategies.   The fund may also enter into dollar roll transactions and repurchase and reverse repurchase agreements collateralized by securities issued by the US Government, its agencies, or its instrumentalities.

Other Fund Strategies

Temporary Strategies.   The funds may temporarily depart from their normal investment policies — for example, by investing substantially in cash reserves — in response to adverse market, economic, political, or other conditions as well as pending allocation to a manager or another investment opportunity, and to manage cash flows. In doing so, a fund may succeed in avoiding losses but otherwise fail to achieve its investment objective. In addition, a fund may hold cash equivalents or other short-term securities as collateral for other investments held by the fund.

Short-Term Trading.   TAS and the money managers may sell a security when they believe it is appropriate to do so and may engage in active and frequent trading. A high rate of portfolio turnover (100% or more) could increase transaction costs, which could detract from the funds’ performance.

Acquired Funds.   In addition to investing directly in individual securities selected by the money managers or TAS, Multi-Asset Fund invests a portion of its assets in other investment funds (referred to in this prospectus as “acquired funds”) selected by TAS. An acquired fund is a fund of collectively managed assets in which there are other investors in addition to Multi-Asset Fund. Typically, the acquired funds provide Multi-Asset Fund with access to money managers from which separate account management is not available to, or may be undesirable for, Multi-Asset Fund. The acquired funds have obligations to Multi-Asset Fund as an interest holder in the acquired funds rather than as a separate account client. Acquired funds may include exchange-traded funds or open-end mutual funds, but a substantial portion of the acquired funds are private investment vehicles that are not registered under any federal or state securities laws, including the 1940 Act. The acquired funds pay management fees to the acquired fund managers, typically a base fee and a performance-based incentive fee. The approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of the fund’s investments in acquired funds appear as Acquired Fund Fees and Expenses under the heading Fees and Expenses of the Fund appearing in the TIFF Multi-Asset Fund Summary section of this prospectus. The total expenses attributable to the acquired funds may differ significantly from period to period due to the variability of incentive fees.

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TIFF Investment Program Prospectus

As an investor in an acquired fund, the fund will bear its ratable share of expenses and will be subject to its share of the management and performance fees charged by the acquired fund. The incentive fees charged by certain acquired funds may create an incentive for the manager of the acquired fund to make investments that are riskier or more speculative than those it might have made in the absence of an incentive fee. Because these fees are charged by the individual acquired fund, a particular acquired fund may pay performance fees to its manager even if the overall return of Multi-Asset Fund, which invested in the acquired fund, is negative. In addition, the manager of the acquired fund may face a conflict of interest in valuing the acquired fund’s portfolio securities because such valuations could affect the manager’s compensation. Acquired fund fees and expenses are reflected as a reduction in an acquired fund’s gross return. Additional information about acquired fund fees and expenses can be found under the heading Fees and Expenses of the Fund in the Multi-Asset Fund Summary section of this prospectus.

Breakeven Inflation Positions. Multi-Asset Fund may invest in breakeven inflation positions as a hedge against inflation and to offer some protection against rising interest rates. A breakeven inflation position involves taking a long position in TIPS and a corresponding short position in nominal US Treasury bonds with maturities similar to those of the TIPS. The long and short exposures may be obtained directly or through derivatives. The short sale of US Treasury bonds is facilitated by entering into repurchase agreements in which Multi-Asset Fund buys the US Treasury bonds that are used to close out the short sale from a seller that is obligated to repurchase them at the end of an agreed upon period at a specified higher price, thereby earning Multi-Asset Fund a cash-like return. Multi-Asset Fund will need to reacquire the US Treasury bonds in the market to return them to the original seller at the expiration of the repurchase agreement.

Convertible Securities.   Multi-Asset Fund may invest in convertible securities. Convertible securities are fixed income securities or preferred stock that may be converted at a stated price into a specified quantity of common stock of the same or a different issuer.

Mortgage-Backed and Asset-Backed Securities.   Multi-Asset Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial mortgage loans. Asset-backed securities are generally debt securities which represent ownership in various forms of consumer credit receivables, such as credit card receivables or automobile loan receivables.

Preferred Stocks.   Multi-Asset Fund may invest in preferred stocks. Preferred stocks are generally senior to common stocks but subordinate to an issuer’s debt obligations. Preferred stocks generally carry no voting rights but have priority over common stocks in the payment of dividends and upon liquidation. Preferred stocks may be convertible into common stocks.

Short Sales. Multi-Asset Fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is generally required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. These payments, if any, are an expense to the fund and increase the fund’s expense ratio. The proceeds of the short sale will typically be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. Until the fund closes the short position or replaces the borrowed security, the fund will (1) segregate on its or its custodian’s books cash or liquid assets at such a level that the amount so segregated plus that amount deposited with the broker as collateral (but not including the short sale proceeds) will equal the current value of the security sold short; or (2) otherwise cover the fund’s short position. Multi-Asset Fund may not acquire short positions in the securities of a single issuer (other than the US Government, its agencies, and its instrumentalities) whose current value exceeds 2% of the fund’s total assets. There are no limitations on the amount of the fund’s total assets engaged in short sale transactions other than the requirement to segregate assets or otherwise cover those transactions by owning offsetting positions. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

Warrants.   Multi-Asset Fund may invest in warrants. Warrants are a type of equity security that give the holder the right to purchase the issuer’s securities at a stated price during a stated term.

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TIFF Investment Program Prospectus

Additional Information about Risks

Below Investment Grade Risk.   Credit risk is particularly significant for debt securities that are rated below investment grade (“junk bonds”). Issuers of below investment grade debt securities are not as strong financially as those issuing securities with higher credit ratings. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. Below investment grade debt securities are predominantly speculative and may not pay interest or return principal as scheduled. If an issuer stops making interest and/or principal payments, payments on the securities may never resume and the fund could lose its investment. The prices of below investment grade debt securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a fund’s ability to sell these securities (liquidity risk). In addition, the entire below investment grade debt securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. [Multi-Asset Fund]

Commodity Risk.   Commodity-linked derivative instruments may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. [Multi-Asset Fund]

Credit Risk.  An issuer or guarantor of a debt obligation, or the counterparty to an over-the-counter derivatives contract or a repurchase or reverse repurchase agreement, may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Debt securities and other investments are subject to varying degrees of credit risk, which are often reflected in credit ratings. In the event of failure of asset-backed securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities, such as automobiles or credit card receivables, may be insufficient to support the payments on the securities. [Multi-Asset and Short-Term Funds]

Currency Risk.   A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency. [Multi-Asset Fund]

Derivatives Risks.   Futures, options, swaps, and forward currency exchange contracts are types of derivatives. A primary risk with these investments is that their use may create economic leverage and, as a result, amplify a gain or loss, potentially earning or losing substantially more money than the actual initial cost of the derivative instrument. Derivatives involve other special risks, including: (1) the risk that interest rates, securities prices, or currency markets will not move in the direction that a money manager anticipates; (2) the potential to misprice or improperly value a position and the imperfect correlation between the price of derivative instruments and movements in the prices of the underlying securities, interest rates, or currencies; (3) the fact that skills needed to use these strategies may be different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in substantial losses to a fund (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations (including because of bankruptcy), which could leave a fund worse off than if it had not entered into the position; and (7) the inability to close out certain positions when desired.

With respect to the funds, the investment advisor has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the investment advisor is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require that each fund, among other things, adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging). Because the investment advisor and each fund intend to comply with the terms of the CPO exclusion, a fund may need to adjust its investment strategies to limit its investments in these types of instruments. The funds are not intended as vehicles for trading in the futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the investment advisor’s reliance on these exclusions, or the funds, their investment strategies or this prospectus. [Multi-Asset and Short-Term Funds]

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TIFF Investment Program Prospectus

Emerging Markets Risk.   Risks associated with foreign investments are intensified in the case of investments in emerging market countries, whose political, legal, and economic systems tend to be less developed and less stable than those of more developed nations. Such investments are often less liquid and more volatile than securities issued by companies located in developed nations. [Multi-Asset Fund]

Foreign Risk.   Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. A fund could encounter difficulties in invoking legal process abroad and in enforcing contractual obligations in certain foreign countries. Transactions in foreign securities may involve higher transaction and custody costs than investments in US securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion will reduce a fund’s income. [Multi-Asset Fund]

Government-Sponsored Enterprises Risk.   US Government agency debt securities include instruments issued by certain instrumentalities established or sponsored by the US Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). Although these securities are issued, in general, under the authority of an Act of Congress, the US Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the US Government. The US Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the US Government has provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the US Government will always do so or would do so yet again. Any downgrade of the credit rating of the securities issued by the US Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. [Multi-Asset and Short-Term Funds]

Interest Rate Risk.   Bond prices typically fluctuate due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond’s price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause a bond fund’s interest income to decline. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of a fund to successfully use these instruments may depend in part upon the ability of TAS or a money manager to forecast interest rates and other economic factors correctly. [Multi-Asset and Short-Term Funds]

Leveraging Risk.   Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause a fund to be more volatile than if the fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s securities. Therefore, a relatively small investment can have a disproportionately large impact on a fund. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments. [Multi-Asset Fund]

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TIFF Investment Program Prospectus

Liquidity Risk.   Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. These securities include certain acquired funds, repurchase agreements and time deposits with notice or termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, unlisted over-the-counter options, and other securities that are traded in the US but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended, or for other reasons. In addition, certain mortgage-backed and asset-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. For additional information regarding risks relating to mortgage-backed and asset-backed securities, see the sections entitled Interest Rate Risk and Prepayment/Extension Risk . [Multi-Asset Fund]

Management Risk.   Each fund is actively managed and could experience losses if a manager’s judgment about markets, interest rates, or the attractiveness, relative values, liquidity, or potential appreciation or depreciation of particular investments made for the fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the manager(s) in connection with managing the fund and may also adversely affect the ability of the fund to achieve its investment objective. [Multi-Asset and Short-Term Funds]

Market Risk.   The market value of securities owned by a fund will go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or sectors within the securities markets. The value of a security may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that a fund’s securities will participate in or otherwise benefit from the advance. [Multi-Asset and Short-Term Funds]

Prepayment/Extension Risk.   Prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) earlier than expected. Prepayments often happen during periods of falling interest rates. Under these circumstances, the fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. Extension risk is the risk that during periods of rising interest rates, prepayments on such securities will drop. Under these circumstances, the value of the obligation may decrease and become more volatile and the fund will suffer from an inability to invest in higher yielding securities. [Multi-Asset Fund]

Short Sale Risk.   In a short sale transaction, a fund sells a security it does not own in anticipation that the market price of that security will decline. If the security sold short does not decrease in value as anticipated or increases in value, the fund will lose money. It is also possible that securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. It may not always be possible to close out a short position at a particular time or at an acceptable price. In addition, a lender may request the securities borrowed by a fund in connection with a short sale be returned to it on short notice, at a time when, in order to return them, the fund must buy the borrowed security at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” can occur, which can further increase the risk of loss to the fund. [Multi-Asset Fund]

Smaller Company Risk.  The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk). [Multi-Asset Fund]

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TIFF Investment Program Prospectus

Biographies of Board Members and Principal Officers

TIP	TIFF Investment Program, Inc., is comprised of two regulated, no-load, open-end mutual funds offered primarily to non-profit organizations.
TAS	TIFF Advisory Services, Inc., is the investment advisor of the TIP funds.

Known colloquially as TIFF, TIP and TAS collectively seek to improve the net investment returns of eligible organizations by making available to them various investment vehicles plus resources aimed at enhancing fiduciaries’ knowledge of investing. The directors of TIP are elected by the members of the TIP funds (i.e., the shareholders) or, when permitted by law, by the TIP directors.

Set forth below is biographical information regarding the board members of TIP and TAS and principal officers of TIP. The information includes institutions with which these individuals have been associated for at least the last five years.

Biographies of TIP Board Members

Craig R. Carnaroli is Executive Vice President of the University of Pennsylvania in Philadelphia, Pennsylvania, where he oversees the university’s business affairs, including budget, finance investments, facilities, real estate, and human resources. Previously, he was a Director in the Municipal Securities Division of Merrill Lynch. Mr. Carnaroli is chair of the University City District and the University City Science Center and serves on the boards of the Philadelphia Industrial Development Corporation, the Greater Philadelphia Tourism and Marketing Corporation, and the Connelly Foundation.

William McCalpin is Managing Director of Holos Consulting LLC. He was formerly the Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (“RBF”), where he was responsible for finance, investment management, information technology, communications, and grants administration. Prior to assuming his position with RBF, Mr. McCalpin was director of investments related to programs at the John D. and Catherine T. MacArthur Foundation in Chicago. Mr. McCalpin was a founding director of TIFF. He is the Chair of the Board of Trustees of the Janus Funds and serves as a director of the F.B. Heron Foundation. Mr. McCalpin currently serves as Chair of the TIP Board.

N.P. “Narv” Narvekar is President and Chief Executive Officer of The Columbia Investment Management Co., which manages Columbia University’s endowment. He was formerly Managing Director of Investments at the University of Pennsylvania and a Managing Director at J.P. Morgan, where he focused on equity derivatives and private placements. Mr. Narvekar is a trustee of The Chapin School.

Biographies of TAS Board Members

In addition to Messrs. Flannery and Lebowitz, whose biographies appear below, the following individuals are members of the TAS Board:

Seth Alexander is President of MIT Investment Management Company in Cambridge, Massachusetts. He was formerly a Director at the Yale Investments Office. He is a CFA charterholder.

Ashvin Chhabra is Chief Investment Officer of the Institute for Advanced Study in Princeton, New Jersey. He was formerly Managing Director and Head of Wealth Management Strategies and Analytics at Merrill Lynch and Chair of the firm’s Strategic Asset Allocation Committee. Previously, he was Head of Quantitative Research at the J.P. Morgan Private Bank. Dr. Chhabra serves on the Board of Fellows of the Mathematics in Finance Program at New York University’s Courant Institute of Mathematical Sciences, is a member of the Financial Analysts Seminar Board of Regents of the CFA Institute, and is a Trustee of the Stony Brook Foundation, where he also serves as Chair of the Investment Committee.

Collette Chilton is Chief Investment Officer of Williams College. She was formerly CIO of the Lucent Technologies Inc. pension fund and of the Pension Reserves Investment Management Board of the Commonwealth of Massachusetts. Prior to these posts, she worked at First National Bank of Boston and Citicorp Investment Bank. She is a member of the investment committees of Dartmouth College and The Edna McConnell Clark Foundation and serves on the board of the Center for Private Equity and Entrepreneurship at The Tuck School of Business at Dartmouth.

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TIFF Investment Program Prospectus

Erik Lundberg is Chief Investment Officer at the University of Michigan. He was formerly a corporate investment strategist, overseeing pension and other plan assets. He is a CFA charterholder.

Scott Malpass is Vice President and Chief Investment Officer at the University of Notre Dame in Notre Dame, Indiana. He has served as CIO since 1989. Previously, he worked at Irving Trust (now Bank of New York). Mr. Malpass teaches investment and portfolio management at Notre Dame’s Mendoza College of Business, and he serves on the investment advisory committee for Major League Baseball and for the Financial Industry Regulatory Authority (FINRA). He also serves on the boards of Saint Joseph Regional Medical Center, the Vanguard Group, and the Vanguard mutual funds, and advises numerous US charities on their investments.

Sandra Robertson is Chief Investment Officer and Chief Executive Officer of Oxford University Endowment Management Ltd. in Oxford, UK. Previously, she was Co-Head of Portfolio Management at the Wellcome Trust. She also serves as a non-executive director of RIT Capital Partners plc, formerly the Rothschild Investment Trust, and as a director of the Sequoia Capital Heritage Fund.

Biographies of Principal Officers

Richard J. Flannery serves as a Director and the Chief Executive Officer of TAS, with overall responsibility for all of the organization’s activities. He also serves as TIP’s President and Chief Executive Officer. Prior to joining TIFF, Mr. Flannery spent 14 years at Delaware Investments, where he was Executive Vice President, supervising multiple departments and playing a key role in the firm’s transition from a domestic to a global investment management firm. Mr. Flannery serves on the boards of Mercy Investment Services, Inc., a non-profit investment firm serving the Sisters of Mercy, and The Nelson Foundation.

Laurence H. Lebowitz is President and Chief Investment Officer of TAS. He is also Chief Investment Officer of TIP. He was formerly Chairman and Managing Director of the multi-strategy investment firm HBK Capital Management. He has served as a trustee and investment committee member of numerous non-profits, most recently those focusing on medicine, the arts, and education.

Dawn I. Lezon serves as Vice President and Treasurer of TAS and Treasurer and Chief Financial Officer of TIP. Prior to joining TIFF, Ms. Lezon was a partner of the public accounting firm Crane, Tonelli, Rosenberg & Co., LLP.

Kelly A. Lundstrom serves as Vice President of TAS and TIP. Ms. Lundstrom’s prior experience includes three years of investment operations consulting and 11 years in investment operations at Howard Hughes Medical Institute.

Richelle S. Maestro is Vice President, Secretary, and General Counsel of TAS as well as Vice President, Secretary, and Chief Legal Officer of TIP. Prior to joining TAS, Ms. Maestro was Executive Vice President and General Counsel of Delaware Investments, where she had responsibility for all legal and compliance matters.

Christian A. Szautner is Vice President and Chief Compliance Officer of TAS and Chief Compliance Officer of TIP. He was formerly a partner at the law firm of Ballard Spahr Andrews & Ingersoll, LLP, since 2005, and prior thereto was an associate at the same firm.

The Advisor

TIFF Advisory Services, Inc., with principal offices at Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428, serves as the advisor to the TIP funds. TAS was formed to facilitate investment by non-profit organizations in stocks, securities, and other assets. A discussion regarding the basis for the TIP Board’s approving the funds’ advisory agreements with TAS is available in the funds’ most recent semi-annual report to members for the period ended June 30.

Advisory Agreements.   Pursuant to separate investment advisory agreements with TIP on behalf of each fund, TAS manages the investment program of each fund. For Multi-Asset Fund, TAS is responsible for money manager selection and supervision. TAS’s duties include identifying and, subject to review and approval of the TIP Board, selecting money managers to invest Multi-Asset Fund’s assets; negotiating money manager agreements; periodically reviewing each money manager’s performance and making recommendations to the TIP Board with respect to the continuation, modification, or termination of the agreement with each money manager; and allocating and reallocating assets among money managers and asset classes, as applicable. TAS also selects acquired funds for Multi-Asset Fund, which may include private investment or hedge funds, exchange-traded funds, and other types of investment funds. TAS manages Multi-Asset Fund’s cash and certain investments in US Treasury obligations, and makes investments in securities and in futures contracts and other derivative instruments to enhance returns, mitigate risks, adjust asset allocations, gain or reduce exposure to a particular market, manage cash, or otherwise pursue the fund’s investment objective. TAS’s investments in futures and other derivative instruments are intended to facilitate Multi-Asset Fund’s benchmark risk and return objectives in a cost-efficient manner and are designed to supplement the investment strategies and techniques used by the money managers. In addition, TAS is responsible for setting the asset allocation parameters for Multi-Asset Fund. TAS manages Short-Term Fund’s assets directly in lieu of selecting one or more money managers.

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TIFF Investment Program Prospectus

Conflicts of Interest.   Please see the funds’ SAI for a discussion about certain conflicts of interest that arise as a result of the fact that TAS and its affiliates manage a number of privately offered investment funds in addition to the TIP funds. As discussed in more detail in the SAI, regulatory requirements applicable to TIP as a registered investment company may require one or more of the TIP funds or the privately offered investment funds to limit their participation in certain transactions. Other legal and regulatory limitations, such as the inability to negotiate the terms other than price of a private fund investment or other private security, may be triggered by the joint participation in an investment opportunity by a TIP fund and one or more of the privately offered investment funds.

Money Managers

A discussion regarding the basis for the TIP Board approving the advisory agreements with money managers is available in the funds’ most recent semi-annual report to members for the period ended June 30 and, with respect to one money manager, the funds’ annual report to members for the period ended December 31, 2012.

Allocation of Assets among Money Managers.   In the case of Multi-Asset Fund, which is managed by more than one money manager, TAS is responsible for determining the appropriate manner in which to allocate assets to each money manager. There is no pre-specified target allocation by money manager. TAS may allocate or reallocate assets among managers or may allocate assets away from a manager as it deems appropriate in pursuit of the overall objectives of the fund. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. The success of this structure depends on TAS’s ability to identify and retain money managers that can achieve superior investment results relative to appropriate benchmarks, combine money managers that have complementary investment styles, monitor money managers’ performance and adherence to stated styles, and effectively allocate fund assets among money managers.

Discretion Afforded Money Managers.   Each money manager has discretion to purchase and sell securities and other investments for its allocated portion of Multi-Asset Fund’s assets, subject to written investment objectives, policies, and restrictions developed by TAS in consultation with a money manager. Although the money managers’ activities are subject to general oversight by the TIP Board and officers of TIP and TAS, neither the directors nor the officers evaluate the investment merits of the money managers’ individual security selections.

Manager Selection Process.   TAS is responsible for identifying qualified money managers and negotiating the agreement terms under which each money manager will provide services to Multi-Asset Fund. Money manager agreements are submitted for approval to TIP’s Board. TIP’s Board retains the right to disapprove the hiring of money managers and to terminate agreements between TIP and the money managers. The funds and TAS have received an order from the SEC, which permits TAS to hire and terminate unaffiliated money managers or change the terms of their advisory agreements, subject to specified terms and conditions, with the approval of TIP’s Board without obtaining member approval. In selecting money managers, TAS weighs a number of relevant factors and makes its selection based on a comparison of such factors. TAS generally reviews factors such as the historical investment results of comparable money managers, evaluates written information supplied by the money managers and others, and conducts face-to-face interviews with individuals who would actually manage money for TIP should their firms be selected by TAS on behalf of TIP.

Money Manager Agreements.   In order to preserve the flexibility needed to respond to changes in TIP’s operating environment, the agreements between TIP and each money manager do not specify the percentage of Multi-Asset Fund’s assets to be allocated to the money manager. Members and prospective members seeking to know the actual allocation of Multi-Asset Fund’s assets across money managers at a given time can obtain this information by contacting TAS at the telephone number shown on the back cover of this prospectus.

Performance-Based Fees.  Some of the money managers are compensated for their services on the basis of a performance-based fee arrangement. In some cases, these arrangements specify a minimum fee (floor) and a maximum fee (cap), each expressed as a percentage of assets, and a fee formula that embodies the concept of a “fulcrum” fee (i.e., a fee midway between the minimum and the maximum). Actual fees paid to such money managers are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the fee if the portfolio’s excess return (i.e., its actual return less the total return of the portfolio’s benchmark) exceeds a specified level and to reduce the fee if the portfolio’s excess return falls below this level. The performance-based fee arrangement with respect to certain assets managed by three money managers does not embody the concept of a fulcrum fee. For these managers, the performance-based fee is determined based on the performance of the portfolio managed by the manager relative to that of a specified benchmark or the net appreciation in the value of the portfolio during the measurement period. For these purposes, total returns are computed over rolling time periods of varying lengths, ranging from one month to thirty-six months. Fee formulas are normally expressed in basis points, where a basis point is 1/100th of one percent.

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TIFF Investment Program Prospectus

Money Manager Fee Arrangements and Portfolio Managers

The funds’ SAI provides additional information about the compensation, other accounts managed, and ownership of securities of the funds managed by the individual portfolio managers identified earlier in this prospectus. Information about each money manager’s fee schedule and total management fees paid by the funds is set forth below.

Total Management Fees Paid to
TAS and Money Managers for
Fiscal Year Ended 12/31/2012

Multi-Asset	[XXX]	%
Short-Term	[XXX]	%

Note: Multi-Asset Fund’s fees do not include management and incentive fees paid to acquired fund managers or the acquired funds’ operating expenses, which are reflected as a reduction in the acquired funds’ gross returns. See Fees and Expenses of the Fund in the Multi-Asset Fund Summary section of this prospectus for additional information regarding acquired fund fees and expenses.

Multi-Asset Fund

AJO, LP (230 South Broad Street, 20 th Floor, Philadelphia, PA 19102), is compensated based on performance. Its fee formula entails a floor of 10 basis points, a cap of 50 basis points, and a fulcrum fee of 30 basis points. The portfolio must earn 200 basis points over the return of the S&P 500 Index in order for the manager to earn the fulcrum fee. Theodore R. Aronson (CFA, CIC, Managing Principal) has been a portfolio manager with AJO since 1984. Martha E. Ortiz (CFA, CIC, Principal) has been a portfolio manager and trader with the firm since 1987. Gina Marie N. Moore (CFA, Principal) has been a portfolio manager and a research analyst with the firm since 1998. R. Brian Wenzinger (CFA, Principal) has been a portfolio manager and a research analyst with the firm since 2000. Christopher J.W. Whitehead (CFA, Principal) joined AJO in 2000 and has been a portfolio manager and a research analyst with the firm since 2004.

Brookfield Investment Management Inc. (71 South Wacker Drive, Suite 3400, Chicago, IL 60606) is compensated based on performance. Its fee formula entails a floor of 50 basis points, a cap of 250 basis points, and a fulcrum fee of 150 basis points. The portfolio must earn 500 basis points over the return of a benchmark, measured over rolling 12-month periods, in order for the manager to earn the fulcrum fee. Effective January 1, 2013, the benchmark for purposes of determining excess return is the total return of the FTSE EPRA/NAREIT Developed Index (the “FTSE Index”). For periods prior to January 1, 2013, the benchmark is the MSCI US REIT Index (the “MSCI Index”). For a transitional period of 12 months after January 1, 2013, excess return will be calculated by comparing the actual return of the Multi-Asset Fund portfolio managed by Brookfield against the total return of the FTSE Index for each month in the rolling 12-month period commencing on or after January 1, 2013, and against that of the MSCI Index for each month in the rolling 12-month period ending on or before December 31, 2012. For all rolling 12-month measurement periods after the transitional period, the benchmark for determining excess return will be the FTSE Index. Kim G. Redding (CEO and Co-Chief Investment Officer) and Jason S. Baine (Managing Director, Global Portfolio Manager) have been portfolio managers with Brookfield (or its predecessors) since 2001. Bernhard Krieg (CFA, Managing Director, Global Portfolio Manager) has been employed by Brookfield (or its predecessors) since 2006.

Lansdowne Partners Limited Partnership (15 Davies Street, London, England W1K 3AG) is compensated based on assets. The manager receives 0.80% per year on all assets comprising the portfolio. Peter Davies (Co-Head of UK Strategy) and Stuart Roden (Co-Head of UK Strategy) have been with Lansdowne since 2001. Jonathan Regis (Portfolio Manager) has been a portfolio manager with Lansdowne since 2012 and an analyst with Lansdowne since 2003.

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TIFF Investment Program Prospectus

Marathon Asset Management, LLP (Orion House, 5 Upper St. Martin’s Lane, London, England WC2H 9EA) is compensated based on performance. Its fee formula entails a floor of 15 basis points, a cap of 160 basis points, and a fulcrum fee of 88 basis points. The portfolio must earn 424 basis points over the return of the MSCI All Country World Index in order for Marathon-London to receive the fulcrum fee. Neil Ostrer (Director) has been a portfolio manager with Marathon-London since 1986 and is responsible for investments in Europe; William Arah (Director) has been a portfolio manager with Marathon-London since 1987 and is responsible for investments in Japan and the Pacific Rim; and a team of regional specialists and global generalists covers the rest of the global markets. Mr. Arah and Mr. Ostrer are jointly responsible for determining the overall geographical allocation of the portfolio.

Mission Value Partners, LLC (651 1st Street West, Suite G, Sonoma, CA 95476) is compensated with a base fee, payable monthly, and a performance fee, payable annually. The base fee rate is a blended rate calculated by (i) applying 1.00% on the first $100 million of “TIFF assets”; 0.75% on the next $100 million of “TIFF assets”; 0.50% on the next $100 million of “TIFF assets”; and 0.25% on all remaining “TIFF assets” in excess of $300 million, (ii) summing the result of each calculation, and (iii) dividing by “TIFF assets.” For purposes of this calculation, “TIFF assets” means the daily average over the applicable period of Multi-Asset Fund assets and the assets of any other funds bearing the TIFF name that are managed by Mission Value Partners. The base fee rate is then divided by twelve (12) and multiplied by the average daily net assets of Multi-Asset Fund to determine the monthly base fee for Multi-Asset Fund.

The performance fee formula provides that Mission Value Partners will receive 10% of the amount by which the annualized return of Multi-Asset Fund’s portfolio managed by Mission Value Partners exceeds the annualized performance of a specified benchmark, measured over rolling thirty-six (36) month periods, subject to a cap of 1% and a floor of 0%, multiplied by the average daily net asset value of Multi-Asset Fund’s portfolio managed by Mission Value Partners over the same rolling thirty-six (36) month period. The specified benchmark is equal to (i) the average monthly change in CPI measured over the applicable thirty-six (36) month period (as reported in the month the performance fee is calculated) multiplied by twelve (12), (ii) plus a spread of 2%, 3%, or 4%, if Mission Value Partners’ total assets under management are less than or equal to $500 million, greater than $500 million up to $750 million, or greater than $750 million, respectively. During the first three years of the relationship with Mission Value Partners, the performance fee is similarly structured, with measurement periods for the performance of Multi-Asset Fund’s portfolio starting as of the first day of the first full calendar month after the assets are placed with Mission Value Partners and ending as of the last day of the 12th, 24th, and 36th full calendar month, respectively; the performance of the specified benchmark for each of these three (3) periods will still be measured over a 36-month period ending as of the last day of such 12, 24, or 36 month period.

Andrew McDermott (President) founded Mission Value Partners in 2010. Prior to founding Mission Value Partners, he was a senior investment professional at Southeastern Asset Management, Inc. and co-managed the Longleaf Partners International Fund offered by Southeastern Asset Management for approximately eleven years. Kouji Yamada (Research Director) joined Mission Value Partners in 2010. Previously, Mr. Yamada founded JCA Partners in 2007, which managed a private investment fund dedicated to Japanese equities, and prior to that, he was part of a team that managed the International Stock Fund offered by Dodge & Cox, where he also managed the Japan research team.

Mondrian Investment Partners Limited (10 Gresham Street, 5th Floor, London, England EC2V 7JD) is compensated based on assets. The manager receives 0.425% per year on the first $50 million of its portfolio, and 0.30% per year on amounts above $50 million, subject to a minimum account size of $50 million or fees equivalent thereto. Nigel G. May (Deputy Chief Executive Officer) has been a portfolio manager with Mondrian since 1991. Elizabeth A. Desmond (Director, Chief Investment Officer — International Equities) has been a portfolio manager with Mondrian since 1991. Brendan Baker (Senior Portfolio Manager) has been a portfolio manager with Mondrian since 2002.

OVS Capital Management LLP (24 Upper Brook Street, 4th Floor, London, England W1K 7QB) is compensated in part based on assets and in part based on performance. Its fee formula entails an asset-based fee of 1.5% per year on all assets comprising the portfolio, payable monthly, and a performance fee, payable annually. For the performance fee, OVS Capital Management will receive 15% of the amount by which its Multi-Asset Fund portfolio appreciates annually, provided that the dollar amount of prior year losses, if any, has been recovered. Sam Morland (Principal and Chief Investment Officer) founded OVS Capital Management in 2010. Prior to founding OVS Capital Management, he was Portfolio Manager and Partner of HBK Investments and Chief Executive Officer of HBK Europe. OVS Capital Management began managing the portfolio for Multi-Asset Fund in January 2012.

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TIFF Investment Program Prospectus

Shapiro Capital Management LLC (One Buckhead Plaza, Suite 1555, 3060 Peachtree Road NW, Atlanta, GA 30305) is compensated based on performance. Its fee formula entails a floor of 50 basis points, a cap of 95 basis points, and a fulcrum fee of 73 basis points. The portfolio must earn 325 basis points over the return of the Russell 2000 Index in order for the manager to earn the fulcrum fee. Samuel R. Shapiro (Chairman, CIO) has been a portfolio manager with Shapiro Capital since 1990. Michael A. McCarthy (Director of Research, CFA) has been a portfolio manager with Shapiro Capital since 1990. Louis S. Shapiro (President, CCO) has been a portfolio manager with Shapiro Capital since 1992.

Smith Breeden Associates, Inc. (280 South Mangum Street, Suite 301, Durham, NC 27701) is compensated in part based on assets and in part based on performance. For assets managed by Smith Breeden in the US Treasury obligations mandate, the manager receives 0.03% per year on the first $500 million of assets comprising the mandate, and 0.02% per year on amounts above $500 million.

For assets managed by Smith Breeden in the actively managed mandate comprised of US Treasury inflation protected securities and other instruments, its fee formula entails a floor of 10 basis points on the first $200 million of assets comprising the mandate (5 basis points on the net assets over $200 million), a cap of 85 basis points, and a fulcrum fee of 48 basis points. The portfolio must earn 205 basis points over the total return of a benchmark, measured over rolling 12-month periods, in order for the manager to earn the fulcrum fee. The benchmark for purposes of determining excess return is the total return of the Barclays US Government Inflation-Linked Bond Index.

For assets managed by Smith Breeden in the additional mandates seeking to generate equity-like returns, the fee formula entails an asset-based component and a performance-based component. The asset-based fee consists of 0.30% per year on the first $200 million of “TIFF assets” comprising the mandate, and 0.25% per year on remaining “TIFF assets” comprising the mandate above $200 million. For purposes of this calculation, “TIFF assets” means the Multi-Asset Fund assets managed under this mandate plus the assets of other funds advised by TIFF Advisory Services or its affiliates that are managed by Smith Breeden or its affiliates under the same mandate. The performance-based fee is determined by first calculating an “incentive” by (i) determining the net appreciation or net depreciation of the portfolio for the applicable calendar month; (ii) subtracting from that result the asset-based fee for the month and a hurdle, where the hurdle is the total return of 1-month LIBOR for the applicable month plus 1/12th of 2.35%; and (iii) multiplying the result by 20%. The incentive, whether positive or negative, is accumulated in a memo account from which 2.5% or 10% is paid to the manager for the month depending on whether the value of the memo account is less than or equal to/greater than 4.8% of value of the assets managed under this mandate. Timothy D. Rowe (Principal) has been a portfolio manager with Smith Breeden since 1988. Daniel Dektar (Chief Investment Officer, Co-Head of Investment Management Group) has been employed by Smith Breeden since 1986.

Southeastern Asset Management, Inc. (6410 Poplar Avenue, Suite 900, Memphis, TN 38119) is compensated based on assets. The manager receives 1.00% per year on all assets comprising the portfolio. O. Mason Hawkins, CFA (Chairman and Chief Executive Officer), and G. Staley Cates, CFA (President and Chief Investment Officer), head the investment team responsible for making investment decisions for the global equity portfolio managed for Multi-Asset Fund. Mr. Hawkins began his investment career in 1972 and joined Southeastern as a co-founder in 1975. Mr. Cates began his investment career in 1986 when he joined Southeastern.

TIFF Advisory Services, Inc. (Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428) is compensated based on Multi-Asset Fund’s average daily net assets. Effective June 1, 2011, the manager receives 0.25% per year on the first $1 billion; 0.23% on the next $1 billion; 0.20% on the next $1 billion; and 0.18% on amounts above $3 billion. Laurence Lebowitz (Chief Investment Officer, TIP, and President and Chief Investment Officer, TAS) joined TAS in 2010. Prior to joining TAS, Mr. Lebowitz spent 17 years at HBK Capital Management in a series of portfolio management roles and ultimately as chairman of the firm. John Thorndike (Deputy Chief Investment Officer, Marketable Investments) joined TAS in 2004. Prior to joining TAS, Mr. Thorndike was an analyst in the investment office of Bowdoin College. Mr. Lebowitz and Mr. Thorndike consult regularly with Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

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TIFF Investment Program Prospectus

Wellington Management Company, LLP (280 Congress Street, Boston, MA 02110) is compensated based on assets. The manager receives 0.45% per year on the first $50 million of its portfolio, 0.40% per year on the next $50 million, and 0.35% per year on amounts above $100 million. Jay Bhutani (Director and Global Industry Analyst) joined Wellington Management as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani was an investment professional with Credit Suisse Asset Management. John C. O’Toole, CFA (Senior Vice President and Equity Portfolio Manager) joined Wellington Management as an investment professional in 1992.

Short-Term Fund

TIFF Advisory Services, Inc. (Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428) is compensated based on Short-Term Fund’s average daily net assets. The manager receives 0.03% per year on the first $1 billion; 0.02% on the next $1 billion; and 0.01% per year on amounts above $2 billion. Laurence Lebowitz (Chief Investment Officer, TIP, and President and Chief Investment Officer, TAS) joined TAS in 2010. Prior to joining TAS, Mr. Lebowitz spent 17 years at HBK Capital Management in a series of portfolio management roles and ultimately as chairman of the firm. John Thorndike (Deputy Chief Investment Officer, Marketable Investments) joined TAS in 2004. Prior to joining TAS, Mr. Thorndike was an analyst in the investment office of Bowdoin College. Mr. Lebowitz and Mr. Thorndike consult regularly with Richard Flannery, TAS’s Chief Executive Officer and TIP’s President and Chief Executive Officer.

Member Information

Eligible Investors.   Each fund will accept as new members only those organizations that meet the eligibility criteria set forth below under the heading Eligibility Criteria and are “accredited investors” as defined in Rule 501(a) under the Securities Act of 1933, as amended, and the SEC’s interpretations thereof, which generally contemplate, among other criteria, that an organization have total assets in excess of $5 million. Organizations must also be “qualified clients” as defined in Rule 205-3(d) under the Investment Advisers Act of 1940, as amended, which generally means that an organization must invest at least $1 million in the TIP funds or have a net worth of more than $2 million. A fund may in its discretion accept a new member that is not an “accredited investor,” provided that such new investor is a “qualified client.” Typically, a new member accepted under these circumstances would be an affiliate of or otherwise related to another member of TIP or another investment fund bearing the TIFF name. TAS and its affiliates, including other vehicles managed or sponsored by TAS or its affiliates, and TAS and TIP directors and employees and their retirement or other accounts are not subject to the “accredited investor” criterion. From time to time the funds may impose additional eligibility criteria.

Eligibility Criteria.   The funds are open to:

•	501(c)(3) organizations or affiliated or related entities;
•	Organizations determined by TAS, in its sole discretion, to be operated for charitable purposes;
•	Defined benefit plans of eligible organizations; and
•	TAS and its affiliates, including other vehicles managed or sponsored by TAS and its affiliates; TAS directors and employees and TIP directors (including retirement accounts or other accounts of which such individual is the sole beneficial owner).

Investment Minimums.   The minimum initial investment for Multi-Asset Fund is $1,000,000. The minimum initial investment for Short-Term Fund is $50,000. The minimum for subsequent purchases is $10,000 for Multi-Asset Fund and $5,000 for Short-Term Fund. Minimums may be waived at TAS’s or the fund’s discretion and are expected to be waived or reduced for investments made by TAS, TAS and TIP directors and employees, including their retirement or other accounts, and affiliates and other vehicles managed or sponsored by TAS or its affiliates, and minimum subsequent purchase amounts are expected to be waived for organizations that maintain a TIP account for the purpose of funding investments in other investment vehicles sponsored by TAS.

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TIFF Investment Program Prospectus

Fees.   Purchases and redemptions of shares in the funds are not subject to sales charges. However, Multi-Asset Fund assesses entry and exit fees as set forth under the heading Fees and Expenses of the Fund in the Multi-Asset Fund Summary section of this prospectus. These fees are paid directly to Multi-Asset Fund itself and not to TAS or other fund service providers. They apply to initial investments and all subsequent purchases, exchanges, or redemptions but not to dividends, dividend reinvestments, capital gains, or other distributions. These entry and exit fees are designed to allocate transaction costs associated with purchases, exchanges, and redemptions of Multi-Asset Fund shares to members actually making such transactions, rather than to the fund’s other members. In addition, they are designed to discourage investment by members that expect to hold their shares for a short time period. These fees are deducted automatically from the amount invested or redeemed and cannot be paid separately. Entry and exit fees may be waived at TAS’s or the fund’s discretion when the transaction will not result in significant costs for the fund (e.g., in-kind purchases and redemptions).

Account Application.   An account application must be completed and submitted by each TIP member. Accompanying the completed application, members must also submit proof of their tax-exempt status or other documentation as may be requested to document their eligibility to invest. Any organization admitted as a member of TIP that is subsequently determined to be ineligible will be asked to redeem all shares that it holds in any TIP fund. TAS must receive a completed application and all requested information before an application can be accepted. Failure to provide all requested information may lead to a delay in establishing an account or result in a rejection of a member’s application. See Order and Payment Procedures for purchasing share instructions.

Customer Identification Program.   Federal law requires that the funds adopt an anti-money laundering compliance program which, among other things, includes procedures to obtain, verify, and record identifying information, which may include the name, residential or business address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each member who seeks to open an account with the funds (the “customer identification program”). In compliance with the USA Patriot Act of 2001, please note that after a member’s account has been opened the funds may request additional information or documentation to verify certain information on the account application as part of the funds’ anti-money laundering compliance program. Account applications without the required information or (where applicable) without an indication that a social security or taxpayer identification number has been applied for, may not be accepted by the funds. After accepting an account application, to the extent permitted by applicable law or the customer identification program, the funds reserve the right to (1) place limits on transactions in any account until the identity of the member is verified; (2) refuse an investment in the funds; or (3) involuntarily redeem a member’s shares and close an account in the event that a member’s identity cannot be verified. The funds and their agents will not be responsible for any loss in a member’s account resulting from the member’s delay in providing all required identifying information or from closing an account and redeeming a member’s shares pursuant to the customer identification program.

Net Asset Value.   The price at which a member purchases or redeems shares of a fund is equal to the net asset value (“NAV”) per share of the fund next determined following receipt of the purchase or redemption request in good order. The NAV is calculated by taking the total value of a fund’s assets, subtracting the fund’s liabilities, and dividing the result by the number of fund shares outstanding. This calculation is performed by the fund accounting agent, State Street Bank and Trust Company, normally as of the end of regular trading hours of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the days that the New York Stock Exchange, the Federal Reserve Bank of New York, the distributor, the administrator, the transfer agent, and the custodian are all open for business, which is typically Monday through Friday, except holidays (“business days”). However, the NAV may be calculated earlier, or the funds may be closed, if the New York Stock Exchange closes, or otherwise restricts trading, the Federal Reserve Bank of New York closes, or as permitted by the SEC.

Each fund’s NAV is determined on the basis of market prices. If no market price for a security is readily available, or if price information is considered unreliable (for example, if a debt security is discovered to be in default or trading in an exchange-listed security has been halted during the trading day), the security’s fair value is determined by using guidelines approved by the TIP Board. Many of the acquired funds in which Multi-Asset Fund invests are not traded on a securities exchange or otherwise publicly traded. Therefore, market quotations are not available and such acquired funds are priced using fair valuation techniques. If the value of a security has been materially affected by significant events occurring after the close of an exchange or market on which the security is principally traded, but before a fund calculates its NAV, and the market quotations for that security are considered unreliable, a fund may use fair-value pricing instead. Trading in foreign securities is normally completed before the time at which the funds calculate their NAVs. The funds employ a fair value model to adjust the prices of foreign securities to reflect such events occurring after the close of the relevant foreign markets. If a particular event would materially affect a fund’s NAV, a further adjustment is considered. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations, which could cause the NAV of shares to differ significantly from the NAV that would have been calculated using market quotations. In addition, because the indexes against which the funds compare their performance do not use fair value pricing, the volatility of a fund’s performance against the index may be higher than it would have been had a fund not used fair value pricing techniques. Foreign securities may trade in their primary markets on weekends or other days when the funds do not price their shares. Therefore, the value of a fund holding foreign securities may change on days when members are not able to buy or sell their shares.

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TIFF Investment Program Prospectus

Offering Dates, Times, and Prices.   Shares of the funds are continuously offered, and purchases may be made on any business day. Fund shares may be purchased at each fund’s NAV next determined after an order and payment are accepted. The purchase amount will be reduced by any applicable entry fee. All purchases, except in-kind purchases, must be made by wire transfer in US dollars. The funds reserve the right to reject any purchase order. Share purchase orders are deemed accepted when TAS receives a completed account application in good order and other required documents in good order and funds are deposited in TIP’s account with the custodian as set forth below.

Order and Payment Procedures

The following procedures apply to purchases of shares.

When Allowed	Purchases may be made on any business day.
Who May Purchase Shares	Only an authorized agent as designated on the member’s account application may request a purchase of shares.
Notification	Prior to sending a wire, a purchaser must contact TAS to inform TAS of the incoming wire transfer and must clearly indicate the account name and which fund is to be purchased. Purchasers may notify TAS by calling 610-684-8200 or faxing TAS at 610-684-8210. It is suggested that if notification is provided by fax the purchaser call TAS to confirm receipt. TAS may require that a purchaser provide additional evidence of eligibility to purchase shares prior to accepting a purchase order. If federal funds and all other required documentation are received by State Street Bank and Trust Company (“SSB”) prior to the time the funds’ NAV is calculated, normally 4:00 p.m. Eastern time (the “close of business”), the order will be effective on that day. If TAS receives notification or such documentation after the close of business or if federal funds are not received by SSB by the close of business, such purchase order will be executed on the next business day. Notification of all trades must be received by TAS or its designee in advance of the receipt of wire transfer purchases. Incoming wires that do not have prior accompanying trade notification in good order will be rejected.
Payment Procedure	Federal funds should be wired to the funds’ custodian and transfer agent, SSB. (See wiring instructions below.)
Converted Funds	Funds transferred by bank wire may or may not be converted into federal funds the same day, depending on the time the funds are received and on the bank wiring the funds. If funds are not converted the same day, they will normally be converted on the next business day and the trade will be processed on the business day on which they are converted.

Wiring Instructions	Bank	State Street Bank and Trust Company
	Address	Boston, Massachusetts
	ABA#	011000028
	Attention	Transfer Agent
	Deposit Account #	00330852
	Deposit Account Name	TIFF Investment Program
	Further Credit	[Member Name or Number/Fund Name]

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TIFF Investment Program Prospectus

Redemption Procedures

The following procedures apply to redemptions of shares.

Type of Redemption	Full and fractional shares may be redeemed on any business day upon a member’s request.
Who May Redeem	Only an authorized agent as designated on the member’s account application may request a redemption.
Notification	The member must inform TAS via phone or fax of the fund name, the dollar or share amount to be redeemed, gross or net of exit fees, if applicable, the account to which the proceeds should be wired (as designated on the account application), the member’s name, and the member’s account number. Redemption notification provided other than by phone or fax may not be accepted and, if accepted, may result in a processing delay.
Time of Notice	TAS must receive notice of redemption in good order by the close of business on any business day.
Late Notice	If the notice is received on a day that is not a business day or after the close of business on a business day, it will be deemed received as of the next business day.
Redemption Price	The redemption will be based on the NAV per share next determined after receipt by TAS of the redemption request in good order.
Payment	Payment, less any applicable exit fee, generally will be made on the business day following receipt of notice, but TAS reserves the right to delay payment for up to seven days. Payments of $10,000 or more for Multi-Asset Fund, or $5,000 or more for Short-Term Fund, will normally be made by wire transfer. Wire redemptions will be directed to the bank account designated on the account application. In order to change this account either temporarily or permanently, TAS must receive new instructions in writing from an authorized person with the appropriate original signature guarantee by a qualified financial institution.

Telephone Redemption Option.   A member may request a redemption by calling TAS. TIP or TAS may employ procedures designed to confirm that instructions communicated by telephone are genuine and legitimate and may require personal identification codes. TIP or TAS will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. No bank instruction changes will be accepted via telephone.

Potential In-Kind Redemptions.   The funds reserve the right to redeem in kind, in readily marketable securities, any redemption request by a member if the aggregate market value of the shares being redeemed by that member during any 90-day period exceeds the lesser of $250,000 or 1% of the fund’s NAV during such period. In-kind redemptions generally entail the distribution to a redeeming member of readily marketable securities held by the fund whose shares it seeks to redeem, selected by TAS in its discretion, as opposed to the cash distributions normally made to redeeming members. Special requirements may apply where the member making the request owns 5% or more of a fund’s shares.

Exchanges.   One fund’s shares may be exchanged for shares of the other fund based on the respective NAV of the shares involved in the exchange and subject to any applicable entry and exit fees. Exchanges into a fund in which the exchanging member does not have an account will be subject to the minimum initial investment for that fund and all exchanges will be subject to the minimum subsequent purchase amount for the fund into which the exchange is being made. An exchange order is considered a redemption followed by a purchase for tax purposes. The exchange privilege is intended for the convenience of members and is not intended as a vehicle for short-term trading. Members wishing to make exchange requests should contact TAS.

27

TIFF Investment Program Prospectus

Frequent Purchases and Redemptions of Fund Shares.   The funds discourage frequent purchases and redemptions of their shares, because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses to the fund’s other members. The TIP Board has adopted policies and procedures pursuant to which the funds monitor the cash flow activity of their members on an ongoing basis and review any questionable activity of such members. In addition, the funds conduct an overall review of their cash flow activity periodically. Multi-Asset Fund also assesses entry and exit fees as set forth under the heading Fees above and under the heading Fees and Expenses of the Fund in the Multi-Asset Fund Summary section of this prospectus, in part as a method to discourage frequent trading by members. There is no guarantee that the funds will be able to curtail frequent trading activity in every instance. As certain foreign securities may be more thinly traded and their prices may be stale or not current, investment in these foreign securities may expose Multi-Asset Fund to the risk of market timing. TIP reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

Important Information about Wire Transfers.   A member’s bank may impose its own processing fee for outgoing wires (in connection with purchases of fund shares) or incoming wires (in connection with redemptions of fund shares or payment of dividends and capital gains, if applicable). A member’s authorized agent may change the account designated to receive redemption proceeds at any time by written request to TAS with a signature guarantee. Further documentation may be required when deemed appropriate by TAS.

Accounts with Low Balances.   If the value of a member’s total account with the funds falls below $25,000 as a result of share redemptions, TAS may send a notice asking the member to restore the account to $25,000 or to close it. If the member does not take action within 100 days, TAS may redeem the member’s shares and send the proceeds to the wiring instructions on file for the member.

Performance Information in Multi-Asset Fund Summary.   Average annual total returns appearing in the Multi-Asset Fund Summary section of this prospectus for Multi-Asset Fund include the effects of entry and exit fees received by the fund and the deduction of such fees from a member’s purchase and redemption amount, and assume a purchase at the beginning of each period and a redemption in full at the end of the period. This differs from the calendar year total returns included in the bar chart appearing in the fund summary for Multi-Asset Fund, which include the effects of the entry and exit fees received by the fund but do not reflect the deduction of such fees from a member’s purchase or redemption amount. A member’s actual total returns may differ from those presented in the fund summary depending on whether and how often the member purchased or redeemed fund shares during the applicable period.

Dividends and Distributions

Intended Distribution Schedule.   As a regulated investment company, a fund is generally not subject to entity-level tax on the income and gains it distributes to members. Each fund intends to distribute to its members substantially all of its net investment income and its net realized capital gains. In addition, pursuant to its managed distribution policy, Multi-Asset Fund may make distributions that are ultimately characterized as return of capital.

Dividends from net investment income, if any, are declared and reinvested or paid quarterly for Multi-Asset Fund and monthly for Short-Term Fund. Capital gains, if any, are declared and reinvested or paid at least annually.

A fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a fund, constitutes the fund’s net investment income from which dividends are paid. A fund realizes capital gains from the sale or exchange of portfolio securities. Capital gains distributions may vary considerably from year to year as a result of a fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in the value of its investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

28

TIFF Investment Program Prospectus

In order to satisfy certain distribution requirements, a fund may declare special year-end dividends and capital gains distributions, typically during October, November, or December with a record date in such a month. Such distributions, if paid to members by January 31 of the following calendar year, are deemed to have been paid by a fund and received by members on December 31 of the year in which they were declared. If it is determined that Short-Term Fund has met its annual distribution requirement in the first 11 months of the year, it may choose not to make a distribution in December. Information regarding the character and estimates of the amount of a distribution may be made available on TIFF’s website prior to the payment date.

Distribution Options.   Dividends and capital gains may be reinvested in additional shares of the same fund or, subject to entry fees, if any, and to any eligibility criteria or minimum initial investment requirement for new accounts, a different TIP fund at the NAV on the date of reinvestment. Alternatively, dividends and capital gains may be paid in cash. Members are asked to designate their distribution option on their account application. Dividends and capital gains will be automatically reinvested unless a member indicates otherwise on the account application. Returns of capital, if any, will normally be paid or reinvested in accordance with a member’s instructions for capital gains distributions in the absence of instructions to the contrary. Members may change their election by writing to TAS by the record date of the applicable distribution.

Tax-Related Warning to Private Foundations Subject to Excise Taxation.   At the time a private foundation purchases fund shares, the fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the fund. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.”

Tax Considerations

Because members (except TAS and its affiliates, TAS employees, and TIP and TAS directors) of the TIP funds are tax-exempt organizations, they generally are not subject to federal income tax on distributions from the funds or on sales or exchanges of fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if a member debt finances its purchase of fund shares. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income. Members should ask their own tax advisors for more information on their own tax situation. TIP and TAS directors and employees should consult the SAI for information relating to the tax consequences of their investment in the funds.

This discussion of “Tax Considerations” is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and other tax provisions applicable to them.

29

TIFF Investment Program Prospectus
Financial Highlights

The following financial highlights tables are intended to help members understand the funds’ financial performance for the past five years. Certain information reflects financial results for a single share of a fund. The total returns in the tables represent the rate that a member would have earned (or lost) on an investment in a given fund, assuming reinvestment of all dividends and distributions. Information for each fiscal year has been audited by [Ernst & Young LLP], the independent registered public accounting firm, whose report is included along with the funds’ financial statements in the Annual Report (available upon request).

TIFF Multi-Asset Fund — Financial Highlights [TO ADD 2012 INFORMATION INCLUDING FOOTNOTES]

	Year Ended 12/31/12			Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
For a share outstanding throughout each period
Net asset value, beginning of year	$	[XXX]		$15.55	$14.39	$11.70	$16.65
Income (loss) from investment operations		[XXX]
Net investment income (a)		[XXX]		0.26	0.19	0.18	0.40
Net realized and unrealized gain (loss) on investments		[XXX]		(0.54)	1.67	3.10	(4.68)
Total from investment operations		[XXX]		(0.28)	1.86	3.28	(4.28)
Less distributions from
Net investment income		[XXX]		(0.07)	(0.70)	(0.61)	(0.37)
Net realized gains		[XXX]		(0.54)	(0.01)	—	(0.05)
Return of capital		[XXX]		(0.13)	—	—	(0.28)
Total distributions		[XXX]		(0.74)	(0.71)	(0.61)	(0.70)
Entry/exit fee per share (a)		[XXX]		0.01	0.01	0.02	0.03
Net asset value, end of year	$	[XXX]		$14.54	$15.55	$14.39	$11.70
Total return (b)				(1.70)%	13.18%	28.75%	(25.98)%

Ratios/supplemental data
Net assets, end of year (000s)	$	[XXX]		$4,164,070	$3,876,799	$3,060,722	$2,079,472
Ratio of expenses to average net assets (c)		[XXX]	%	0.67%	0.81%	0.65%	0.53%
Ratio of expenses to average net assets, excluding interest and dividend expense (c)		[XXX]	%	0.61%	0.76%	0.60%	0.44%
Ratio of net investment income to average net assets		[XXX]	%	1.66%	1.28%	1.40%	2.71%
Portfolio turnover		[XXX]	%	42%	48%	90%	112%

[(a)	Calculation based on average shares outstanding.]
[(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.]
[(c)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.]

30

TIFF Investment Program Prospectus

TIFF Short-Term Fund — Financial Highlights TO ADD 2012 INFORMATION INCLUDING FOOTNOTES]

	Year Ended 12/31/12			Year Ended 12/31/11		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08
For a share outstanding throughout each period
Net asset value, beginning of year	$	[XXX]		$9.90		$9.90		$9.89	$9.78
Income (loss) from investment operations
Net investment income (loss)		[XXX]		(0.01)		0.00	(a)	0.01	0.18
Net realized and unrealized gain on investments		[XXX]		0.01		0.00	(a)	0.01	0.11
Total from investment operations		[XXX]		(0.00)		0.00		0.02	0.29
Less distributions from
Net investment income		[XXX]		0.00		(0.00	)(a)	(0.01)	(0.18)
Net asset value, end of year	$	[XXX]		$9.90		$9.90		$9.90	$9.89
Total return (b)		[XXX]	%	0.00	%(c)	0.03%		0.24%	2.97%

Ratios/supplemental data
Net assets, end of year (000s)	$	[XXX]		$159,290		$208,986		$239,425	$219,820
Ratio of expenses to average net assets		[XXX]	%	0.18%		0.16%		0.17%	0.20%
Ratio of net investment income (loss) to average net assets		[XXX]	%	(0.06)%		0.01%		0.14%	1.75%
Portfolio turnover (d)		[XXX]		—		—		—	—

[(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Rounds to less than 0.01%.
(d)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.]

31

TIFF Investment Program Prospectus

Glossary

The Glossary below explains certain terms used throughout this prospectus.

A “bottom-up” investment approach focuses on the performance of individual stocks before considering the impact of economic trends. This approach assumes that individual companies may do well even in an industry that is not performing well.

A “derivative” is a financial instrument, traded on or off an exchange, the price of which is directly dependent, at least in part, upon the value of one or more underlying securities, commodities, other derivative instruments, or agreed-upon index or arrangement.

“Duration” is a measure of the expected life of a bond. It also measures the sensitivity of a bond’s price to changing interest rates. The longer a bond’s duration, the greater the effect of interest rate movements on its price.

A “hedge fund” is an investment fund (often a limited partnership or limited liability company) that is typically managed with the goal of achieving consistently positive returns while seeking to avoid losses. To meet this goal, a hedge fund may use strategies such as investing significantly in derivatives and employing leverage, i.e., borrowing money to purchase securities. Use of these strategies magnifies the risk of loss.

“Security selection” for bonds involves fundamental analysis, credit analysis, and quantitative valuation techniques at the individual security level. Fundamental analysis takes into account the type of security and the amount and timing of cash flows. Credit analysis considers the likelihood of cash flows being received. Quantitative techniques, including statistical analysis, put a value on the cash flows and assess their probabilities.

A “value-oriented” investment approach emphasizes securities that are inexpensive relative to the market in which they are traded, by measures such as price-to-earnings and price-to-book value ratios. An example is US common stocks of which the average price-to-earnings ratio is lower than the average price-to-earnings ratio for the S&P 500 Index.

32

TIFF Investment Program Prospectus

Further Information

This prospectus sets forth concisely the information about the funds that a prospective member should know before investing. This prospectus should be read carefully and retained for future reference. Additional information is contained in the SAI dated [April __, 2013], as amended and supplemented from time to time, which has been filed with the SEC. The SAI is incorporated herein by reference. Further information about the funds’ investments is also available in the TIP annual and semi-annual reports to members. The funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during the last fiscal year. The SAI, annual, and semi-annual reports are available without charge by contacting TIFF by mail, fax, or email using the contact information below, or by phone at 800-984-0084.

Information about the funds (including the prospectus and SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (for information about the Public Reference Room, call 1-202-551-8090). Reports and other information about the funds are also available on the Commission’s Internet site at http://www.sec.gov, with copies of this information available upon payment of a duplicating fee by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520. The prospectus and SAI, as well as the annual and semi-annual reports, are also available, free of charge, on TIFF’s website at www.tiff.org.

SEC File Number 811-8234

THE INVESTMENT FUND FOR FOUNDATIONS

Pursuing investment excellence

Office Locations
Metro Boston, MA (Cambridge)
Metro Philadelphia, PA (West Conshohocken)
London, UK

Mailing Address
Four Tower Bridge
200 Barr Harbor Dr., Suite 100
West Conshohocken, PA 19428

Phone:610-684-8200

Fax:610-684-8210

website:www.tiff.org

Electronic mail inquiries:

Services offered by TIFF:info@tiff.org

Member-specific account data:memberservices@tiff.org

For further information about any of TIFF’s services, please contact TIFF at the coordinates furnished above. The funds are distributed by Quasar Distributors, LLC.

33

TIP STATEMENT OF ADDITIONAL INFORMATION

TIFF INVESTMENT PROGRAM, INC.	[April __, 2013]

TIP Funds

TIFF Multi-Asset Fund	TIFF Advisory Services, Inc.
TIFF Short-Term Fund	Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428

	• Phone	610-684-8200
	• Fax	610-684-8210
	• Email	info@tiff.org
	• Website	www.tiff.org

Contents

Introduction	[X]
Organization of TIP	[X]
Supplemental Discussion of Fund Management and Administration	[X]
Performance-Based Fees for Money Managers	[X]
Portfolio Managers	[X]
Control Persons and Principal Holders of Securities	[X]
Distribution of TIP Funds	[X]
Supplemental Discussion of Purchases, Exchanges, and Redemptions	[X]
Supplemental Discussion of Investment Objectives, Policies and Procedures	[X]
Policy Implementation and Risks	[X]
Brokerage Direction and Other Practices	[X]
Tax Considerations	[X]
Member Information	[X]
Determination of Net Asset Value	[X]
Additional Service Providers	[X]
Financial Statements	[X]
Description of Indices	[X]
Appendix A: Quality Rating Descriptions	[X]
Appendix B: Proxy Voting Policies and Procedures	[X]
Appendix C: Portfolio Managers	[X]

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the TIP prospectus dated [April __, 2013], as amended and supplemented from time to time (the “Prospectus”). The Prospectus and the funds’ audited financial statements, including financial highlights, and the report of the independent registered accounting firm appearing in the Annual Report for the year ended December 31, 2012 are incorporated herein by reference. The Prospectus and Annual Report can be obtained without charge by writing or calling TIFF Advisory Services, Inc. at the address and telephone number provided above, on TIFF’s website at www.tiff.org, or by calling 800-984-0084.

1

TIFF Investment Program Statement of Additional Information

Introduction

TIFF Investment Program, Inc. (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was incorporated under Maryland law on December 23, 1993, and consists of two mutual funds at present: TIFF Multi-Asset Fund (“MAF”) and TIFF Short-Term Fund (“STF”), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The funds are available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations that meet TIP’s eligibility requirements. With respect to MAF, TIFF Advisory Services, Inc. (“TAS”), advisor to the TIP funds, seeks to achieve the fund’s investment and performance objectives primarily by selecting independent money managers and other investment funds, such as exchange-traded funds, other mutual funds, and private investment funds (referred to as “acquired funds”) for such fund. In addition, TAS is responsible for allocating cash among asset classes, money managers (which may include an allocation to TAS), and acquired funds, as applicable, and monitoring the performance of the money managers and acquired funds, as well as the fund’s performance. Each money manager is responsible for the day-to-day investment decisions for that portion of MAF that is allocated to such money manager. TAS also invests in futures contracts and other derivative instruments, duration investments, and other securities and financial instruments, in accordance with MAF’s investment objective, policies, and restrictions. With respect to STF, TAS is responsible for the day-to-day management of the fund’s assets. The funds are subject to the general oversight of TIP’s Board of Directors (the “TIP Board”).

Organization of TIP

The authorized capital stock of TIP consists of 3,500,000,000 shares with $0.001 par value per share. Shares of each fund have equal voting rights. Members have one vote for each dollar of net asset value they hold. All shares issued and outstanding are fully paid and non-assessable, transferable and redeemable at net asset value at the option of the member. Shares have no preemptive or conversion rights.

The shares of TIP possess non-cumulative voting rights. This means that the holders of more than 50% of the dollar value of shares voting for the election of directors can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining percentage (less than 50%) of the dollar value of shares voting for the election of directors will not be able to elect any person or persons to the TIP Board. TIP’s Articles of Incorporation permit new series of shares evidencing new funds with divergent investment objectives, policies, and restrictions. Any issuances of shares of new funds, in the future, would be governed by the 1940 Act, other applicable federal securities laws, and Maryland corporate law. Neither fund shall be liable for the obligations of the other fund.

Supplemental Discussion of Fund Management and Administration

Directors and Officers of TIP.   Overall responsibility for supervision of the TIP funds rests with the TIP Board. Among the responsibilities of the TIP Board are selecting investment advisors and approving money managers for MAF; monitoring fund operations, performance and costs; reviewing contracts; nominating and selecting new directors, and electing TIP officers. The following directors and principal officers oversee the TIP funds.

2

TIFF Investment Program Statement of Additional Information

Independent Directors
Craig R. Carnaroli Born 1963 Director since January 2012 2 Funds overseen

Principal Occupation(s) During the Past Five Years: Executive Vice President, University of Pennsylvania.
Other Directorships: University City District; University City Science Center; Greater Philadelphia Tourism and Marketing Corp.; Philadelphia Industrial Development Corp.; Connelly Foundation, a private grant-making foundation.

William McCalpin Born 1957 Director since February 2008 Board Chair since 2008 2 Funds overseen

Principal Occupation(s) During the Past Five Years: Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present); Chair of the Board of Trustees of The Janus Funds (2008 – present). Formerly Executive Vice President and Chief Operating Officer, Rockefeller Brothers Fund, a private foundation (1998 – 2006).

Other Directorships: The Janus Funds (oversees 55 portfolios), FB Heron Foundation.

N.P. “Narv” Narvekar Born 1962 Director since January 2010 2 Funds overseen

Principal Occupation(s) During the Past Five Years: President and Chief Executive Officer, The Columbia Investment Management Company, which manages Columbia University’s endowment.
Other Directorships: The Chapin School.

Principal Officers*
Richard J. Flannery Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years: CEO, TIFF Advisory Services, Inc.; President and CEO, TIFF Investment Program, Inc. Directorships: TIFF Advisory Services, Inc.
Laurence H. Lebowitz Born 1960 Vice President and CIO since September 2010	Principal Occupation(s) During the Past Five Years: President/Chief Investment Officer, TIFF Advisory Services, Inc. (2010 – present). Chairman/Managing Director, HBK Capital Management (1992 – 2009).
Dawn I. Lezon Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Richelle S. Maestro Born 1957 Vice President and Chief Legal Officer since March 2006; Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, Secretary (2011 – present), TIFF Advisory Services, Inc.

3

TIFF Investment Program Statement of Additional Information

Christian A. Szautner Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008 – present). Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005 – 2008).

*	The officers of TIP are elected annually by the TIP Board.

Share Ownership

The following table shows the dollar amount range of each director’s “beneficial ownership” of the funds’ equity securities as of December 31, 2012.

Name of Director	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in TIP Funds
Craig R. Carnaroli	[None	None]
William McCalpin	[None	None]
N.P. Narvekar	[Multi-Asset Fund-Over $100,000	Over $100,000]

[As of April 1, 2013, directors and officers as a group owned less than 1% of the funds’ equity securities.]The mailing address of the directors and principal officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428.

Board Leadership Structure and Oversight of Risk Management

The following provides an overview of the leadership structure of the TIP Board and the TIP Board’s oversight of TIP’s risk management process. The TIP Board consists of [three] directors, none of whom is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of TIP (each, an “independent director”). An independent director serves as chair of the TIP Board. In addition, there are three standing committees of the TIP Board, to which the TIP Board has delegated certain authority and oversight responsibilities. The function of each of the committees is described below. Each of the audit committee, the governance committee and the investment oversight committee is comprised solely of the [three] independent directors. The independent directors conduct a self-evaluation annually, which process is overseen by the governance committee. As part of the self-evaluation, the TIP Board’s leadership and committee structures are reviewed to determine whether such structures are appropriate to enable the TIP Board to exercise its oversight of TIP. The TIP Board believes that its current leadership and committee structures enable it to effectively oversee the management of TIP.

TIP has retained TAS as TIP’s investment advisor and State Street Bank and Trust Company (“State Street”) as TIP’s administrator and custodian. In addition, TAS provides certain additional services pursuant to a services agreement. TAS provides the TIP funds with investment advisory services, and is responsible for managing the investment program of the funds, including monitoring the performance of the funds and, for MAF, the money managers and the risks that arise from the investment strategies pursued by TAS and the money managers. State Street provides specified services necessary to the general day-to-day business activities and operations of TIP, other than investment advisory activities. As part of its duties under the services agreement, TAS provides general oversight of State Street and other vendors providing services to the funds.

Risks to TIP include, among others, investment risk, credit risk, liquidity risk, valuation risk, compliance risk, and operational risk, as well as the overall business risk relating to the funds. TAS monitors the funds and, with respect to MAF, allocates and re-allocates the fund’s assets among the money managers, taking into consideration the fund’s investment and performance objectives as well as other variables, such as the money managers’ performance, prevailing market conditions and other factors TAS deems relevant. TAS recommends to the TIP Board additional money managers to invest MAF’s assets, in light of the capabilities of available managers and TAS’s expectations as to the way in which the investment programs and styles of the money managers will complement each other and contribute to the overall performance of MAF. In addition, TAS reviews the investment objectives, policies and restrictions applicable to the funds and recommends such changes to the TIP Board as TAS deems appropriate. In so doing, TAS considers the risks associated with each money manager’s investment strategy with respect to MAF, as well as the policies and restrictions adopted by the fund, and allocates assets and takes other steps in an effort to adjust the risk level accordingly. While TAS is authorized to allocate and re-allocate assets among existing money managers, the TIP Board must approve the appointment of any new money managers.

4

TIFF Investment Program Statement of Additional Information

In connection with each of the TIP Board’s regular meetings, the independent directors meet separately from TAS with their independent counsel and with TIP’s Chief Compliance Officer (“CCO”). During these meetings the independent directors and the CCO discuss issues related to portfolio compliance. In addition, the TIP Board receives a written CCO report each quarter as well as a written annual report from the CCO regarding the effectiveness of TIP’s compliance program. The TIP Board also receives reports from TAS on the investments, portfolio positioning, strategies and characteristics, performance, liquidity, and certain valuation matters of the funds. The TIP Board receives reports from TAS regarding TIP’s primary service providers on a periodic or regular basis, including the money managers as well as TIP’s administrator and custodian. The TIP Board also requires TAS to report to the TIP Board on other matters relating to risk management on a regular and as-needed basis.

Experience of Directors

Described below for each director are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a director of TIP in light of TIP’s business and structure. Further information about each director is set forth in the table above describing the business activities of each director during the past five years.

Mr. Carnaroli’s twelve years’ experience as executive vice president of a large academic institution, where his responsibilities include oversight of audit, compliance, budgeting and finance, and investment functions, plus his prior experience in municipal securities at a financial services firm, give him extensive knowledge of investment and financial management matters. In addition, in his one year as an independent director of TIP, he has developed an understanding of TIP’s operations.

Mr. McCalpin’s ten years’ experience as a trustee of a large mutual fund complex, including five years as independent chair, gives him an extensive understanding of regulatory, investment management, and corporate governance issues. As a consultant to foundations and as a former senior executive of a substantial private foundation, he has in-depth knowledge of issues relating to the non-profit community. In addition, his five years as an independent director and chair of the TIP Board provide him with an extensive understanding of TIP’s operations.

Mr. Narvekar’s ten years’ experience as the head of endowment investment at a major research university, along with his prior four years’ experience as deputy head of investments at another major research university and fourteen years at a financial services firm, give him a comprehensive understanding of investment management and endowment issues. In addition, his three years as an independent director of the TIP Board provide him with an extensive understanding of TIP’s operations.

Committees.   Each of TIP’s independent directors serves on the audit committee of the TIP Board. The purposes of the audit committee, which are set forth in its charter, are to (a) select and recommend to the TIP Board the independent auditors and review the nature and performance of audit and other services; (b) oversee TIP’s accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; (c) oversee the quality and objectivity of TIP’s financial statements and the independent audit thereof; and (d) act as a liaison between TIP’s independent auditor and the full TIP Board. The audit committee met twice during the fiscal year ended December 31, 2012.

Each of TIP’s independent directors also serves on the governance committee of the TIP Board. The governance committee’s primary functions, which are set forth in its charter, are to (a) provide counsel to the full TIP Board with respect to the organization, function, and composition of the Board and its committees; (b) identify and recommend to the full TIP Board potential director candidates; and (c) lead the full TIP Board in an annual review of the Board and its committees. The governance committee’s responsibilities include (i) director nominations, elections, and training; (ii) committee nominations and functions; and (iii) governance oversight. The governance committee met four times during the fiscal year ended December 31, 2012. The governance committee will consider nominees recommended by TIP members and will assess such nominees in the same manner it reviews committee nominees.

5

TIFF Investment Program Statement of Additional Information

The principal criterion for selection of candidates is their ability to contribute to the overall functioning of the board and to carry out the responsibilities of the directors. The directors also value diversity of background, experience and expertise in selecting nominees. The committee may use any process it deems appropriate for the purpose of evaluating candidates. The committee shall evaluate candidates’ qualifications for board membership and their independence from TAS, TIP’s money managers, and other principal service providers. Persons selected to serve as independent directors must be “disinterested” or independent in terms of both the letter and the spirit of the 1940 Act. The committee also considers the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial, or family relationships with TAS, TIP’s money managers, or service providers, including TIP’s independent auditors. The committee may also consider such other factors as it may determine are relevant. Members should send nominations in writing to TIFF Investment Program, Inc., Attn: Governance Committee, Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428. Such nominations should include appropriate information on the background and qualifications of the nominee, as well as the nominee’s contact information and a written consent from the nominee to serve if the nomination is accepted and the nominee elected. Nominations will be accepted on an on-going basis and kept on file for consideration when there is a vacancy on the TIP Board.

Each of TIP’s independent directors also serves on the investment oversight committee of the TIP Board. The investment oversight committee’s primary function, which is set forth in its charter, is to oversee the investment activities of each fund. The investment oversight committee’s responsibilities include (a) reviewing investment performance of each fund at least quarterly; (b) reviewing the investment objectives of each fund at least annually; and (c) reviewing the exposures and risk characteristics of each fund at least annually. The investment oversight committee met four times during the fiscal year ended December 31, 2012.

Director Compensation.   The independent TIP Board chairperson receives an annual fee of $50,000. The remaining TIP Board members currently serve as volunteers who receive no fees or salary but are eligible for expense reimbursement and a matching charitable gift program offered by TIP.

Matching Gift Program.   Effective January 1, 2006, TIP instituted a matching gift program. TIP will match contributions made by TIP participating directors to eligible tax-exempt charitable organizations. TIP will match only the gift portion of payments to charitable organizations. Any payment for which the donor receives a specific benefit in return will be reduced by the fair market value of the benefit to determine the gift portion of the payment.

TIP will match the first $5,000 of eligible contributions by a participating director each calendar year at a rate of 2:1. TIP will match the next $10,000 of contributions by the participating director each calendar year at a rate of 1:1. Contributions by a participating director, in excess of $15,000 in a calendar year, will not be matched; the maximum aggregate match by TIP is $20,000 per calendar year for each independent director. The minimum contribution that will be matched is $25.

Code of Ethics.   Rule 17j-1 of the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires TIP, its investment advisor, TAS, and its money managers to adopt codes of ethics and to report periodically to the TIP Board on issues raised under its code of ethics. To assure compliance with these restrictions, TIP and TAS have adopted and agreed to be governed by a joint code of ethics, and the money managers have each adopted and agreed to be covered by their individual codes of ethics containing provisions reasonably necessary to prevent fraudulent, deceptive, or manipulative acts with regard to the personal securities transactions of their employees and violations of federal securities laws. The codes of ethics permit personal investing transactions by TIP and TAS directors, officers, and employees, including transactions in securities that may be purchased or held by the funds, provided that such transactions avoid conflicts of interest with TIP and comply with applicable reporting and preapproval requirements.

Information about these codes of ethics may be obtained by calling the Securities and Exchange Commission (SEC)’s Public Reference Room at 202-551-8090. Copies of the codes of ethics may also be obtained on the EDGAR Database on the SEC’s website at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

6

TIFF Investment Program Statement of Additional Information

Investment Advisor Conflicts of Interest.   In addition to serving as the investment advisor to TIP, TAS serves as the investment advisor to numerous privately offered investment funds (the “TAS Private Funds”). TAS also is the sole member of TIFF Endowment Asset Management, LLC (“TEAM”), which serves as the general partner and is responsible for the management and investment decisions of one privately offered investment fund (the “TEAM Private Fund” and, together with the TAS Private Funds, the “Private Funds”). The investment programs of the TIP funds and certain of the Private Funds are intended to be similar and there will by definition be investment opportunities suitable to a TIP fund and one or more of the Private Funds. Participation in some of those opportunities may be constrained and have to be allocated amongst the TIP funds and the Private Funds, which constraints and allocations have the potential to create conflicts because they may result in one or more of the TIP funds or the Private Funds receiving less than its desired amount of an investment opportunity. TAS and TEAM have implemented compliance policies and procedures designed to address these conflicts.

On behalf of one or more of the TIP funds and the Private Funds, TAS or TEAM may, at or about the same time, purchase or sell the same or similar securities or instruments or invest with the same or similar underlying managers or in the same or similar underlying funds. Doing so has the potential to create conflicts, including those related to aggregation of orders and allocation of opportunities. TAS and TEAM have implemented compliance policies and procedures designed to address these conflicts.

The fact that TAS acts as the advisor to TIP, a registered investment company, may require one or more of the TIP funds or the Private Funds to limit their participation in certain transactions. In particular, applicable securities laws and regulations constrain the transactions that may be entered into with any of TIP’s “affiliates,” which may include underlying funds in which funds advised by TAS or TEAM hold in the aggregate a sufficient ownership interest. Other legal and regulatory limitations, such as the inability to negotiate the terms other than price of a private fund investment or other private security, may be triggered by the joint participation in an investment opportunity by a TIP fund and one or more of the Private Funds. Such limitations may cause one or more of the TIP funds to forego certain investment opportunities or to participate in other investment opportunities on terms less favorable than might otherwise have been obtainable. TAS, TEAM and/or TIP, as applicable, have implemented compliance policies and procedures designed to address the above conflicts, constraints and limitations.

Proxy Voting Procedures.   The TIP Board has adopted proxy voting policies and procedures to govern the voting of proxies relating to voting securities held by the funds. The funds have delegated proxy voting responsibilities to TAS subject to the TIP Board’s general oversight. In delegating proxy responsibilities, the TIP Board has directed that proxies be voted consistent with the funds’ and their members’ best interests and in compliance with all applicable proxy voting rules and regulations. TIP has retained ISS Governance Services (“ISS”) to serve as proxy service provider and intends to vote in accordance with ISS recommendations, except in limited circumstances, including the situations outlined in the proxy voting policy attached hereto as Appendix B.

A description of the policies and procedures that TIP adopted and TAS follows to determine how to vote proxies relating to portfolio securities is also available on TIP’s website at www.tiff.org and without charge, upon request, by calling 800-984-0084. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on TIP’s website and as Form N-PX on the SEC’s website at http://www.sec.gov.

Advisory Agreements.   A discussion of the services performed by TAS pursuant to an investment advisory agreement with TIP on behalf of each fund can be found in the funds’ prospectus.

The advisory agreements may be terminated, without penalty, on not less than 60 days’ prior written notice by TIP’s Board or by a vote of the holders of a “majority” (as defined in the 1940 Act), of the relevant fund’s outstanding votes voting as a single “class” (as defined in the 1940 Act), or upon not less than 60 days’ prior written notice by TAS. Each advisory agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The investment advisory agreements between the funds and TAS were most recently approved by the TIP Board for continuation on June 27, 2012.

7

TIFF Investment Program Statement of Additional Information

Advisor Compensation.   As compensation for services rendered by TAS under the advisory agreements, each fund pays TAS a monthly fee calculated by applying the following annual percentage rates to such fund’s average daily net assets for the month:

	MAF	STF
On first $1billion	0.25%	0.03%
On next $1billion	0.23%	0.02%
On next $1billion	0.20%	0.01%
On remainder (>$3 billion)	0.18%	0.01%

Payment of Expenses.   TAS pays all of its own expenses arising from the performance of its obligations under the advisory agreements, including the costs of office space, equipment, and personnel necessary to discharge those obligations and expenses of the officers of TIP who are officers or employees of TAS who are performing duties under the advisory agreement. Other expenses incurred in the operation of TIP are borne by the funds themselves, including, without limitation, money manager fees; brokerage commissions; interest; fees and expenses of administrators, attorneys, auditors, custodians, accounting agents, and transfer agents; taxes; fees of TAS pursuant to a Services Agreement for certain services rendered outside the scope of the advisory agreements; expenses (including clerical expenses) of the issue, sale, repurchase, or redemption of shares; expenses of registering and qualifying shares of TIP under federal and state laws and regulations; expenses of printing and distributing reports, notices, and proxy materials to existing members; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special members’ meetings; compensation of the independent chair of the TIP Board; expenses of directors of TIP who are not employees of TAS; membership dues in the Mutual Fund Directors Forum; insurance premiums; a portion of certain costs and expenses of the Chief Compliance Officer; matching gift program; and non-routine expenses such as litigation expenses. Fund expenses directly attributable to a fund are charged to that fund; other expenses are allocated proportionately between the funds in relation to the net assets of each fund.

Fund Administrator.   As TIP’s administrator, State Street Bank and Trust Company (“State Street”) assists in managing specified aspects of the general day-to-day business activities and operations of TIP, other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, compliance, and testing related services. In addition, State Street provides a 38a-1 Compliance Program designed to assist the funds’ Chief Compliance Officer with the information needed to comply with the requirements of Rule 38a-1 under the 1940 Act when reviewing State Street’s relevant controls and procedures.

Administration, Custody, Transfer Agency and Fund Accounting Agreements.   For core services, State Street receives a monthly fee expressed as a percentage of the average daily net assets of TIP. For non-US custody services, assistance with valuations of portfolio securities and FAS 157 services, 38a-1 Compliance Program services, and with respect to certain transactions, additional charges apply.

For the years ended December 31, 2012, 2011, and 2010 the aggregate amount of administration fees paid to State Street by each fund was as follows:

	2012		2011	2010
MAF	$	[XXX]	$3,623,967	$2,894,056
STF	$	[XXX]	$140,533	$182,477

Services Agreement.   TAS provides certain administrative and other services for TIP that are outside the scope of the advisory agreements between TIP and TAS and were in part formerly provided to TIP by other service providers. Under the Services Agreement, TAS receives 0.02% per annum for such services provided to MAF and 0.01% per annum for such services provided to STF. The services provided by TAS under the Services Agreement are separate and distinct from services provided to TIP by TAS as investment advisor and by State Street as administrator and transfer agent, and include review and oversight of legal and regulatory matters, vendors, and accounting and financial reporting.

8

TIFF Investment Program Statement of Additional Information

For the years ended December 31, 2012, 2011, and 2010, the fees paid to TAS by each fund under the Services Agreement were as follows:

	2012		2011	2010
MAF	$	[XXX]	$816,636	$683,429
STF	$	[XXX]	$17,052	$22,178

Money Manager Agreements.   The agreements between TIP and the money managers that manage separate accounts on behalf of MAF (the “Money Manager Agreements”) continue in effect for successive annual periods, as long as such continuance is specifically approved at least annually by (a) the TIP Board or (b) the vote of a “majority” (as defined in the 1940 Act) of a fund’s outstanding votes voting as a single “class” (as defined in the 1940 Act), provided that in either event the continuance is also approved by at least a majority of the TIP directors who are not “interested persons” (as defined in the 1940 Act) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Money Manager Agreements for AJO, Brookfield Investment Management, Inc., Marathon Asset Management, LLP, Mission Value Partners, LLC, Mondrian Investment Partners Limited, Shapiro Capital Management, LLC, Smith Breeden Associates, Inc., Southeastern Asset Management, Inc., and Wellington Management Company, LLP, were most recently approved by the TIP Board for continuation on June 27, 2012. The Money Manager Agreements for Lansdowne Partners Limited Partnership and OVS Capital Management LLP, effective January 1, 2012, were approved by the TIP Board on December 12, 2011 for an initial two-year term. On June 27, 2012, the TIP Board approved a new Money Manager Agreement with the existing money manager, Smith Breeden Associates, Inc., for MAF, effective July 1, 2012. On December 10-11, 2012, the TIP Board approved an amendment to the existing Money Manager Agreement with Brookfield Investment Management, Inc., for MAF, effective January 1, 2013.

With respect to Marathon Asset Management, LLP, the fee schedule for fund assets managed by Marathon-London prior to October 31, 2008, is included in the prospectus. Marathon-London has an additional fee schedule that relates to assets allocated to it after October 31, 2008. With respect to assets allocated to Marathon-London on or after October 31, 2008, if any, (the “additional assets”), Marathon-London’s compensation entails an asset-based fee of 0.35% per year, payable monthly, and a performance fee, payable annually. The performance fee formula with respect to the additional assets generally provides that Marathon-London will receive 20% of the amount by which the annualized return generated by the portfolio exceeds the annualized return of the MSCI All Country World Index, measured over a rolling sixty (60) month period, multiplied by the average daily net asset value of the additional assets over the same sixty (60) month period. During the first five years after the funding of the additional assets, the performance fee is similarly structured, with the measurement periods starting at the funding date and running through each calculation date. There are no additional assets allocated to Marathon-London subject to this fee schedule as of the date of this SAI.

For the years ended December 31, 2012, 2011, and 2010, the amount of advisory fees paid to TAS and the money managers by each fund was as follows:

	2012		2011	2010
MAF	$	[XXX]	$19,395,228	$21,649,403
STF	$	[XXX]	$51,157	$66,729

As described above, TIP also pays fees to TAS pursuant to a Services Agreement for services rendered by TAS outside of the scope of those rendered by TAS as TIP’s investment advisor and reimburses TAS for a portion of certain costs and expenses of TIP’s CCO.

9

TIFF Investment Program Statement of Additional Information

Exemption from Requirement that Members Approve New Money Manager Agreements.   TIP has received an order from the SEC, effective August 30, 1995, exempting each of the funds from the requirement that agreements between registered investment companies and their unaffiliated sub-advisors be approved by a vote of a majority of the outstanding voting securities of such investment companies. TIP’s Board believes that such member approval of Money Manager Agreements is not necessary for the protection of participating organizations and would needlessly encumber the funds’ operations. Pursuant to this exemption, TIP’s Board may, without the approval of members:

1.	employ a new unaffiliated money manager pursuant to the terms of a new Money Manager Agreement, either as a replacement for an existing money manager or as an additional money manager,

2.	implement any material change in the terms of the Money Manager Agreement, or

3.	continue to employ an existing unaffiliated money manager on the same terms where a Money Manager Agreement has been assigned because of a change in control of the money manager.

Any such action would be followed by written notice to members, which must include the information concerning the money manager that would normally be included in a proxy statement.

Manager Allocation Criteria.   In allocating assets among money managers for MAF, TAS considers the fund’s investment and performance objectives as well as other variables, such as the skill sets of the money managers, as well as prevailing market conditions. There is no pre-specified allocation to any particular money manager and TAS has discretionary authority to alter allocations and to reallocate assets among money managers.

It is possible that not all money managers profiled in the Prospectus will be employed at all times. Whether a given money manager is employed at a given time depends on factors determined by TAS to be relevant under the circumstances, which may include, among others:

1.	MAF’s size,

2.	its projected growth rate,

3.	TAS’s perception of the relative attractiveness of the money manager’s approach in light of prevailing market conditions, and

4.	the extent to which a given money manager’s investment style would complement those of the other money managers to which the fund’s assets have been allocated.

Future market conditions are not forecastable, and TIP cannot predict the amount to be allocated to each money manager over time. As a general rule, however, given the incremental custodial costs of activating a money manager’s account, it is expected that the initial allocation to each money manager managing a separate account on MAF’s behalf will be at least $5 million. A money manager receives no compensation from TIP unless it is actually managing funds for TIP.

Organizations seeking to know the actual allocation of MAF’s assets across money managers at a given time can obtain this information by contacting TAS.

Termination of Money Manager Agreements.   Generally, the Money Manager Agreements may be terminated without penalty on not less than 30 days’ prior written notice by TIP’s Board or by a vote of the holders of a majority of MAF’s outstanding votes voting as a single class, or upon not less than 30 days’ prior written notice by the money manager; provided that in the case of one agreement, the notice period is 60 days. A Money Manager Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Performance-Based Fees for Money Managers

Overview.   The following discussion outlines the principles that TAS follows in negotiating money manager fees and describes the performance-based fee structure that MAF has entered into with many (but not all) of its money managers.

Optimizing versus Minimizing Expenses.   Even modest differences in a fund’s annual investment-related costs can have profound effects on a foundation’s cumulative returns. Therefore, non-profit trustees should consider carefully the costs of alternate investment vehicles. By pooling the investment assets of numerous non-profits, TIP seeks to engage cost effective service providers for such investment-related services as custody and portfolio accounting. With respect to money manager fees, which typically constitute the lion’s share of investment-related expenses, TAS believes that a strategy aimed at optimizing these outlays is potentially more profitable than a strategy aimed merely at minimizing them. For this reason, MAF makes extensive use of performance-based fees in compensating money managers for services rendered to MAF.

10

TIFF Investment Program Statement of Additional Information

Some members and prospective members may be concerned that the exact percentage costs of investing through MAF cannot be known in advance as a result of the performance-based fee arrangements in place with many money managers. To assist members and prospective members in understanding TAS’s and the money managers’ fee rates, the table below shows for MAF the number of money managers (including TAS) that have performance-based fees and the number that do not. The table also shows MAF’s highest and lowest annual management fee rates during the past five calendar years and the year in which such highest and lowest fee rates were incurred by the fund. Lastly, the table shows the average of the fund’s management fee rates over such five-calendar year period. This information has been provided to illustrate the range of management fee rates that MAF has incurred during the past five calendar years. It reflects the managers to which assets were allocated from time to time during the five year period and the fee schedules that were in place at that time. Future management fee rates will depend on the fee schedule in place with each money manager from time to time, the amount of assets allocated to each money manager from time to time, the performance of each money manager that has a performance-based fee as compared to that of its benchmark, as well as general market conditions. Fees can be expected to increase when assets that have not previously been managed by an external money manager are allocated away from TAS to a new money manager.

	Number of Accounts for which Managers Receive Performance- Based Fees	Number of Accounts for which Managers Do Not Receive Performance- Based Fees	Highest Management Fee Rate (year)		Lowest Management Fee Rate (year)		Average Management Fee Rate
Multi-Asset	[7]	[6]	[0.64%	(2010)]	[0.29%	(2008)]	[0.46	%]

Note: The table above: (1) reflects only fees payable to money managers (including TAS) that directly manage a separate portion of MAF’s portfolio and includes those who receive a performance-based fee and those who do not; (2) does not include acquired funds’ management and incentive fees and operating expenses, which are reflected as a reduction in the acquired funds’ gross returns; (3) expresses management fee rates as a percentage of the fund’s net assets; (4) includes only those managers that are party to a money manager agreement that was in effect as of the date of this SAI in the “Number of Accounts” columns; and (5) reflects historical data in the “Highest, Lowest and Average Management Fee Rate” columns, which data is not adjusted when managers are added or terminated or when manager allocations or fees schedules change. See Fees and Expenses of the Fund in MAF’s summary in the Prospectus for additional information about the fees and operating expenses of the acquired funds.

Link between MAF’s Objectives and Performance-Based Fee Structures.   The performance objective of MAF is to outperform a relevant market benchmark by a modest increment, net of fees. A related aim is to tie manager compensation to manager performance.

Money Manager Evaluation Criteria Seek to Discourage Undue Risk-Taking.   MAF does not employ performance-based fees as a means of inducing its money managers to perform better than they would if they received straight asset-based fees. Rather, it employs performance-based fees, among other means, in seeking to optimize members’ investment-related expenses. A money manager’s proven capacity to deliver uniform results to all accounts managed in accordance with the philosophy presented to MAF is one of the important criteria used in choosing and evaluating the performance of money managers. If the performance of MAF’s account differs materially from the performance of purportedly similar accounts managed by a money manager, TAS will normally inquire as to the reasons for the deviation.

Fulcrum Fee Structure.   TAS is mindful that no fee structure can possibly prove suitable to all money managers, even as a starting point for discussion. Because MAF accepts as members only investors who are “qualified clients,” as defined under the Investment Advisers Act of 1940, MAF is permitted to, and does, have performance fee arrangements that differ from the fulcrum fee arrangements typically used by mutual funds that do not so limit their investor base. Members and prospective members who might be familiar with the fulcrum fee arrangements typically used by other mutual funds should read carefully the following description of MAF’s performance fee arrangements, keeping in mind that these arrangements vary in certain respects from the fulcrum fee arrangements with which such readers may be familiar.

These Money Manager Agreements entailing performance-based fees based upon a “fulcrum fee” structure have certain common characteristics. These characteristics normally include (1) minimum fees (“floors”), (2) maximum fees (“caps”), and (3) fee formulas that, in the judgment of members of TIP’s Board, produce reasonable fees in relation to the margin of outperformance that a money manager must achieve to earn a given level of fees.

11

TIFF Investment Program Statement of Additional Information

For fee arrangements based on these characteristics, the formula embodies some but not all of the principles of a so-called “fulcrum fee,” i.e., a fee midway between the minimum and the maximum. In such cases, an equation is used under which the actual fees paid to a money manager are proportionately related to performance above or below the fulcrum point. The formula is designed to augment a mutually agreed-upon basic fee if the excess return (i.e., actual total return less benchmark total return) on the money manager’s portfolio exceeds a specified level and to reduce this basic fee if the excess return falls below this level. In each case, the slope of the fee line between the floor and the cap is uniform throughout.

Definition of Total Return.   “Total return,” as used here, means the change in the market value of the money manager’s portfolio, including accrued income, or the benchmark index, as the case may be, over one-month measurement periods, adjusted on a time-weighted basis for any assets added to or withdrawn from the money manager’s portfolio. The total returns of portfolios or benchmark indices over the rolling 12-month time periods used in computing performance-based bonuses/penalties are, therefore, the product of compounding each of the monthly returns in the applicable period. For purposes of computing the performance-based fee, a money manager’s performance is measured gross of fees except custodian transaction charges.

Manager-Specific Benchmark Indices.   The benchmark index used in computing the money manager’s excess return is the index deemed most relevant for that money manager, rather than MAF’s overall performance benchmark. In some cases, this benchmark index is the same as the overall performance benchmark for MAF. In some cases, however, TAS’s objective of melding money managers espousing different philosophies and employing different strategies into an integrated manager structure that is both effective and efficient generally dictates that a money manager’s benchmark index be different from the fund’s benchmark.

Appropriate Fulcrum Point for a Money Manager. The fulcrum point - the midpoint between the maximum and minimum fees - is set to establish a fee structure in which the financial incentives of the money manager are aligned with those of MAF. The fulcrum point is set at a performance level that the money manager can reasonably expect to achieve with an investment approach that entails an acceptable level of risk for the fund. TAS and TIP seek agreements in which the money manager has as much to lose as to gain if it chooses to increase the risk it takes with the fund’s account. The table below identifies money managers that provide services to MAF with performance-based fees structured with the fulcrum fee concept, the fulcrum point under the Money Manager Agreement, and the return that must be achieved by the money manager in order to earn the fulcrum fee (100 basis points equal 1.00%). See the Prospectus for additional information about the money managers and their agreements.

	Fulcrum Fee	Fulcrum Fee Return[a]
AJO	30 bp	200 bp
Brookfield Investment Management Inc.	150 bp	500 bp
Marathon Asset Management LLP	88 bp[b]	424 bp[b]
Shapiro Capital Management LLC	73 bp	325 bp
Smith Breeden Associates, Inc. [c]	48 bp	205 bp

[a]	Excess return over manager’s benchmark required to receive fulcrum fee.
[b]	This Fulcrum Fee and Fulcrum Fee Return apply to MAF assets allocated to Marathon prior to October 31, 2008. MAF assets allocated to Marathon on or after October 31, 2008 (‘‘Second Allocation’’), if any, are subject to an asset-based fee of 35 basis points per annum, payable monthly, plus a performance fee, payable annually, equal to 20% of the annualized return of the Second Allocation assets in excess of Marathon’s benchmark, measured over a rolling 60-month period and multiplied by the average net asset value of the Second Allocation assets over the period. As of the date of this SAI, there are no Second Allocation assets allocated to Marathon.
[c]	This Fulcrum Fee and Fulcrum Fee Return apply to the assets managed by Smith Breeden in the actively managed mandate comprised of US Treasury inflation protected securities and other instruments.

12

TIFF Investment Program Statement of Additional Information

Reasonable Fee “Floor.”   As with all model inputs, TAS’s choice of an appropriate “floor” for a money manager is based on an analysis of both the money manager’s idiosyncratic attributes and the perceived availability of qualified alternate money managers. Having identified an appropriate minimum fee for a money manager, TAS then identifies the level of return at which the fee “bottoms out.”

Reasonable Fee “Cap.”   Having identified an appropriate floor, TAS then identifies, for a money manager, the fee “cap.” The cap and the level of excess return at which it is reached are selected in accordance with criteria that aim to reward a money manager adequately for above average performance without creating incentives for either undue risk-taking or undue risk aversion (i.e., “closet indexing” of portfolio assets to the agreed-upon benchmark).

Other Performance-Based Fee Structures . TAS may, from time to time, recommend that TIP enter into a performance-based fee arrangement with a money manager that does not embody the concepts described above, namely a cap, a floor and a fulcrum fee. TAS may do so when it believes, under the circumstances, that it would be in the best interests of MAF to enter into such arrangements. TIP has entered into four such arrangements. For these managers, the performance-based fee is determined based on the performance of the portfolio managed by the money manager relative to that of a specified benchmark or the net appreciation in the value of the portfolio during the measurement period. For these purposes, total returns are computed over rolling time periods of varying lengths, ranging from one month to five years. Fee formulas are normally expressed in basis points, where a basis point is 1/100th of one percent.

Computing and Remitting Fees. The computation and remittance procedures that MAF employs are described immediately below. All fee schedules are applied to the average daily net assets in each money manager’s account for the time period in question. For purposes of computing MAF’s daily net asset values, however, performance-based fees are accrued based on investment returns achieved during the current performance fee period.

Computing and Remitting Fees. With respect to performance-based fees structured with the fulcrum fee concept, for a transition period following the inception of a money manager’s account, before the money manager’s strategies are fully implemented, the money manager generally receives a straight asset-based fee regardless of performance. At the conclusion of the transition period, the money manager may receive additional compensation based on the performance achieved during the transition period. Thereafter, the money manager is compensated according to its performance-based fee formula with the fee for a given month based on the money manager’s performance for a defined trailing period. With respect to two of the four cases in which the performance-based fees are not structured with a fulcrum fee concept, there is also a transition period, whereby annualized performance is calculated for the 12-month, 24-month, and 36-month periods, in one case, and 12-month, 24-month, 36-month, 48-month, and 60-month periods, in the other case, and the annual performance-based fee is determined based on the performance calculated for each such period and reduced by the performance fees previously paid. With respect to the other two cases in which the performance-based fee is not structured with a fulcrum fee concept, the performance fee is paid annually based on a calendar year measurement period, in one case, and monthly based on a calendar month measurement period, in the other case, so there is no transition period.

Portfolio Managers

Appendix C provides information about individuals who are employed by TAS who have primary responsibility for managing a fund’s portfolio, including (i) the number of accounts managed and assets under management (in addition to the TIP funds); (ii) that portion of those accounts for which TAS earns performance-based advisory fees; and (iii) compensation structure. Information regarding potential conflicts of interest follows immediately below.

[As of December 31, 2012, none of the portfolio managers had a beneficial ownership of TIP shares.]

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TIFF Investment Program Statement of Additional Information

Portfolio Manager Conflicts of Interest

A portfolio manager’s compensation and the management of multiple accounts could create a potential conflict in the allocation of investment opportunities as well as in creating an incentive to recommend riskier investments than might otherwise have been recommended in the absence of any incentive-based compensation. In the case of MAF, the potential for a conflict of interest extends to portfolio managers in the employ of money managers managing accounts on behalf of the fund. Other accounts managed by a portfolio manager may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the relevant funds. Investment decisions for each account, including the relevant funds, are normally based on the investment objectives, policies, practices, benchmarks, cash flows, and tax and other relevant investment considerations applicable to that account. Consequently, a portfolio manager may purchase or sell securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Certain investment opportunities that may be suitable for the funds may also be suitable for the other accounts managed by a portfolio manager. Therefore, certain holdings held by the funds may also be held by the other accounts and, at times, investments may need to be allocated across the relevant accounts. This could lead to the funds or other accounts acquiring a smaller position than any of them might if there were not multiple accounts under management. However, TIP has adopted a number of compliance policies and procedures to address potential conflicts.

Because some portfolio managers receive a share in the profits of the respective money manager or are otherwise compensated based on performance, these portfolio managers may have an incentive to allocate securities preferentially to accounts for which the money manager receives higher investment advisory fees. Conflicts may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a fund is not able to take full advantage of that opportunity because it must be allocated across multiple accounts. In addition, a portfolio manager may execute a transaction for another account or accounts that may adversely affect the value of securities held by a fund. In order to address this potential conflict, the money managers have in place investment decision-making and trade allocation policies and procedures that are designed to ensure that no client is disadvantaged in the management of accounts. The ability of a portfolio manager to trade in a personal account may give rise to potential conflicts of interest. TAS and each money manager have adopted codes of ethics setting forth the procedures that must be followed if a portfolio manager is permitted to engage in personal trading.

Such codes normally require the reporting of personal transactions and holdings and pre-clearance of all or certain personal trades. Certain money managers may have soft dollar arrangements in place with broker/dealers, which may result in the client paying a higher commission than it otherwise would have. TAS requires that such managers comply with the requirements of Section 28(e) of the Securities Exchange Act of 1934 to the extent that such compliance is required by the 1940 Act and applicable SEC guidance thereunder.

Control Persons and Principal Holders of Securities

Members who hold 25 percent or more of the outstanding shares of a fund may be deemed “control persons” (as such term is defined in the 1940 Act) and may be able to take actions without the approval of other members of the fund. As of [April _, 2013], the following members held, of record, five percent or more of the outstanding shares of each fund as indicated:

Multi-Asset Fund

[None]

Short-Term Fund

[Saint Joseph’s University, 5600 City Avenue, Philadelphia, PA 19131]	[XXX]%
[TIFF Advisory Services, Inc., Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428]	[XXX]%
[St. David’s Community Health Foundation, 811 Barton Springs Road, Suite 600, Austin, TX 78704]	[XXX%
[US Naval Academy Foundation, Inc., 247 King George Street, Annapolis, MD 21402]	[XXX%]

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TIFF Investment Program Statement of Additional Information

Distribution of TIP Funds

Distributor.   The distribution agreement (the “Distribution Agreement”) between TIP and Quasar Distributors, LLC (the “distributor”), 615 East Michigan Street, Milwaukee, WI 53202, was initially approved by TIP’s Board on September 10, 2001. A new form of agreement with Quasar was approved by TIP’s Board on December 10, 2007. The distributor receives compensation in the amount of $7,000 per fund, per annum; an additional fee of $2,500 per annum for each registered representative; and an additional fee for advertising review, all of which are paid by TAS. In addition, the distributor is entitled to be reimbursed for reasonable out of pocket expenses.

The Distribution Agreement had an initial term of two years and continues in effect thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the TIP Board or by a vote of a majority of the outstanding votes of the relevant fund and (ii) by a majority of the TIP directors who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was most recently approved for continuation by the TIP Board on June 27, 2012.

Supplemental Discussion of Purchases, Exchanges, and Redemptions

Purchases.   TIP reserves the right in its sole discretion to (1) suspend the offering of shares of any fund, (2) reject purchase orders when in the judgment of management such rejection is in the best interests of TIP, and (3) reduce or waive the minimum for initial investments.

In-Kind Purchases.   Fund shares are normally issued for cash only. TAS in its discretion may permit members to purchase shares “in-kind” through a transfer of readily marketable securities to a fund as payment for the shares. In-kind purchases are accepted only when the securities being acquired:

1.	are consistent with the investment objectives and policies of the acquiring fund,

2.	are acquired for investment purposes (not for resale),

3.	are not restricted as to transfer either by law or market liquidity, and

4.	can be readily valued (e.g., are listed on a recognized exchange).

Redemptions.   Each fund may suspend redemption privileges or postpone the date of payment (1) during any period that TIP is closed, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Potential In-Kind Redemptions.   Should conditions exist which make cash payments undesirable, TIP reserves the right to honor any request for the redemption of fund shares by making payment in whole or in part in readily marketable securities. Certain acquired funds held by MAF are illiquid. If an acquired fund were to distribute securities in-kind to MAF, the fund may have difficulty disposing of such securities, which may result in the fund’s holding such securities for an extended period of time. Redemptions in-kind will be chosen by TIP and valued in the same manner as they are for purposes of computing the fund’s net asset value. If payment is made in securities, a member may incur transaction expenses in converting these securities to cash or other expenses associated with maintaining custody of such securities. TIP has elected, however, to be governed by Rule 18f-1 under the 1940 Act.

This obligates TIP to redeem shares, with respect to any one member during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund at the beginning of the period. TIP is permitted to borrow to finance such redemptions without regard to restrictions that might otherwise apply under the 1940 Act.

Exchanges.   Subject to any eligibility requirements in effect from time to time, one fund’s shares may be exchanged for shares of the other fund (provided that it is open to new and additional investments). Any such exchange will be based on the respective net asset values of the shares involved as of the date of the exchange. Before making an exchange, a member should consider the investment objectives of the fund to be purchased.

Exchange Procedures.   Exchange requests may be made either by fax or telephone and should be directed to TAS. Telephone exchanges will be accepted only if permitted by the member’s application and the shares to be exchanged are held by the fund for the account of the member and the registrations of the two accounts are identical. With respect to MAF, the standard entry and exit fees will apply to an exchange transaction, which is treated as a redemption and a purchase. Telephone requests for exchanges received prior to the time the funds’ NAV is calculated, normally 4:00 p.m. Eastern time (the “close of business”), will be processed as of the close of business on the same day. Requests received after the close of business will be processed on the next business day. Telephone exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the TIP Board to ensure that such exchanges do not disadvantage TIP or its members. Exchanges into a fund in which the exchanging member does not have an account will be subject to the minimum initial investment for that fund and all exchanges will be subject to the minimum subsequent purchase amount for the fund into which the exchange is made.

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TIFF Investment Program Statement of Additional Information

Tax Treatment of Exchanges.   For federal income tax purposes an exchange between funds is a redemption followed by a purchase and, accordingly, a capital gain or loss may be realized. Members should consult their tax advisors for further information in this regard. The exchange privilege may be modified or terminated at any time.

Supplemental Discussion of Investment Objectives, Policies and Procedures

Multi-Asset Fund.   MAF was created in response to a need articulated by many non-profits for assistance with asset allocation. Asset allocation is critically important because the longer money is put to work the wider the gap can grow between returns on individual asset classes. For truly long-term investors, these differences between asset class returns can dwarf differences in returns attributable to manager selection, fee negotiations, or other investment-related tasks that TAS performs on behalf of TIP and its members. MAF has delegated to TAS responsibility for the time-intensive task of selecting and monitoring money managers and other service providers. MAF goes beyond this by providing governing boards with an opportunity also to delegate responsibility for the all-important task of asset allocation within the marketable investments sector.

Managed Distribution Policy.   In order to help MAF members meet their spending needs and any applicable payout requirements without having to redeem shares (and thereby incur exit fees), MAF has adopted a managed distribution policy as described in the Prospectus. Restrictions on the ability to make multiple long-term capital gain distributions within a year may affect the timing of the fund’s distributions.

Short-Term Fund.   Prior to July 2004, the fund employed a different investment approach and manager than those currently employed.

Performance Objectives.   The TIP funds seek to outperform their benchmarks by different margins. These margins differ because:

1.	the costs of implementing each fund’s investment policies differ, and

2.	the markets in which the funds primarily invest vary in terms of efficiency.

The margin by which each fund seeks to outperform its benchmark thus reflects judgments of the excess return that a properly diversified, actively managed fund might realistically seek to earn net of the costs that must be incurred to produce this excess return. “Excess return” as used here means the difference between a fund’s total return and the total return of its performance benchmark.

Fundamental Investment Restrictions.   The funds have adopted certain fundamental investment restrictions, which cannot be changed without the approval of the holders of a “majority of the outstanding voting securities” of a fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding votes in a fund and (2) 67% or more of the votes are present at a meeting if more than 50% of the outstanding votes are present at the meeting in person or by proxy. Under these restrictions, which apply on a fund-by-fund basis, no fund may:

1.	Purchase the securities of an issuer (other than securities issued or guaranteed by the US Government, its agencies, or its instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. For purposes of this restriction, wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

2.	Acquire short positions in the securities of a single issuer (other than the US Government, its agencies and its instrumentalities) whose value (as measured by the amounts needed to close such positions) exceeds 2% of the fund’s total assets. For purposes of this restriction, futures are not considered to be securities.

3.	Engage in borrowing except as permitted by the 1940 Act and the rules and regulations promulgated under the 1940 Act.

4.	Issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

5.	Make loans except that each fund may (a) engage in repurchase agreements, (b) lend portfolio securities, (c) purchase debt securities, (d) purchase commercial paper, and (e) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act, or any SEC staff interpretation of the 1940 Act.

6.	Underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a fund may be deemed to be an underwriter under certain federal securities laws.

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TIFF Investment Program Statement of Additional Information

7.	Purchase or sell real estate except that each fund may (a) hold and sell real estate acquired as a result of the fund’s ownership of securities or other instruments, (b) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (c) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in transactions in real estate or interests in real estate.

8.	Purchase or sell physical commodities except that each fund may (a) hold and sell physical commodities acquired as a result of the fund’s ownership of securities or other instruments and (b) purchase or sell securities or other instruments backed by physical commodities. The funds may also purchase or sell options and futures contracts.

Non-Fundamental Investment Restrictions and Policies.   The funds have adopted certain non-fundamental investment restrictions and policies, which may be changed by the TIP Board without member approval.

1.	No fund may purchase securities of another regulated investment company if such purchases cause the percentage of such regulated investment company’s outstanding shares owned by the TIP fund in question to exceed 3%.

2.	No fund may invest more than 15% of the fund’s net assets in illiquid securities (typically defined as those which cannot be sold or disposed of in the ordinary course of business within seven days for approximately the amount at which the fund has valued the securities).

3.	The following activities will not be considered to be issuing senior securities with respect to the funds: (a) collateral arrangements in connection with any type of option, futures contract, forward contract, or swap; (b) collateral arrangements in connection with initial and variation margin; or (c) a pledge, mortgage, or hypothecation of a fund’s assets to secure its borrowings.

4.	Each fund currently intends to borrow money only as a temporary measure for extraordinary or emergency purposes (not for leveraging). Each fund may also engage in reverse repurchase agreements, dollar roll transactions and collateralized securities loans that are covered with cash or liquid high-grade securities or other acceptable assets.

Percentage Limitations Applied at Time of Purchase.   The above standards and restrictions are determined immediately after and as a result of the fund’s acquisition of such security or other asset. Accordingly, except for fundamental investment restriction #3, to which this condition does not apply, any later increase or decrease in a percentage resulting from a change in values, assets, or other circumstances will not be considered when determining whether that investment complied with a fund’s investment policies and limitations.

Policy Implementation and Risks

Funds to Be Substantially Fully Invested.   Each fund intends to be substantially fully invested according to its investment objective and policies under normal market conditions.

Deployment of Cash Reserves.   Each fund is authorized to invest its cash reserves (funds awaiting investment in the securities in which it primarily invests) in money market instruments and debt securities that are at least comparable in quality to the fund’s permitted investments. In lieu of separate, direct investments in money market instruments, the fund’s cash reserves may be invested in other regulated investment companies. Alternatively, TAS may exercise investment discretion or select a money manager to exercise investment discretion over a fund’s cash reserves.

Equity Exposure.   At TAS’s discretion, the cash reserves segment of MAF may be used to create a US equity exposure, a foreign equity exposure, or a fixed income exposure of suitable duration, as the case may be, until those balances are allocated to and invested by the money managers or used for fund transactions or until otherwise determined by TAS. The desired market exposure could be created with long positions in the appropriate number of futures contracts or options on futures contracts within applicable regulatory limits, or by investing in exchange-traded funds (“ETF”s), open-end mutual funds, or other securities. Certain of the strategies implemented by MAF may require the fund to post collateral, which collateral often consists of short-term US Treasury obligations or cash. In addition, the fund often holds short-term Treasury obligations to cover all or part of the notional exposure of its futures positions. And, certain of the fund’s investments require the fund to segregate liquid assets. As a result of these strategies, it may at times appear that MAF holds a significant cash position. Such cash positions are instrumental in the fund’s ability to achieve its desired equity and other exposures, and should not be viewed simply as excess cash reserves.

Temporary Strategies.   The funds may temporarily depart from their normal investment policies — for example, by investing substantially in cash reserves — in response to adverse market, economic, political, or other conditions as well as pending allocations to a manager or another investment opportunity and to manage cash flows and anticipated redemptions. In doing so, a fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

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TIFF Investment Program Statement of Additional Information

Portfolio Turnover.   Decisions to buy and sell securities are made (i) with respect to MAF, by the money managers with respect to the assets assigned to them and (ii) by TAS with respect to STF, the cash reserves of MAF not allocated to money managers, or other assets managed by TAS. Each money manager decides to purchase or sell securities independently of other money managers. Generally, funds will not trade in securities for short-term profits; however, circumstances may warrant that securities be sold without regard to length of time held.

Primary Risks.   High portfolio turnover may result in greater brokerage commissions and other transaction costs, which will be borne by the funds. In addition, high portfolio turnover rates may result in increased short-term capital gains which, when distributed to private foundation members, are treated as ordinary income for excise taxation purposes.

For MAF, which uses multiple money managers, one money manager could be selling a security when another is purchasing the same security. In addition, when a money manager’s services are terminated or when those of a new money manager are retained, the securities held by the terminated money manager may be sold and the new money manager may significantly restructure the portfolio or need to invest the newly allocated assets. These practices may increase MAF’s portfolio turnover rates, realization of gains or losses, and brokerage commissions and other transaction costs.

Borrowing.   Each fund may borrow money temporarily from banks when:

1.	it is advantageous to do so in order to meet redemption requests,

2.	a fund fails to receive transmitted funds from a member on a timely basis,

3.	TIP’s custodian fails to complete delivery of securities sold, or

4.	a fund needs cash to facilitate the settlement of trades made by the fund.

Borrowing creates an opportunity for increased return, but at the same time it creates special risks. A fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could in turn adversely affect TAS’s or the money manager’s strategy. Rising interest rates could also reduce the value of a fund’s shares by increasing the fund’s interest expense.

In addition, each fund may borrow by engaging in reverse repurchase agreements or dollar roll transactions, described below. By engaging in such transactions, a fund may, in effect, borrow money.

Duration Management.   The funds invest in debt securities of varying durations. Duration is calculated based on the length of the time intervals between the present time and the time that the interest and principal payments are scheduled to be received, weighted by the present values of the cash to be received at each future point in time.

The longer the duration of a debt security, the more its price will tend to fall as prevailing interest rates rise and vice versa. For example, in a portfolio with a duration of five years, a 1% increase in interest rates could result in approximately a 5% decrease in market value. Money managers and TAS can change the weighted average duration of their holdings as interest rates move by replacing portfolio securities or using derivatives.

Primary Risks.   There is no assurance that deliberate changes in a fund’s weighted average duration will enhance its return relative to more static duration policies or portfolio structures. For example, a money manager’s decision to increase the duration of its segment of MAF could reduce the fund’s return if interest rates in the economy rise following the manager’s duration-lengthening trades.

Multi-Market and Multi-Currency Investing.   Subject to certain limitations on foreign securities and foreign currency exposure defined in each money manager’s guidelines, money managers may adjust the exposure of MAF to different countries’ markets and currencies based on their perceptions of their relative valuations. In doing so, money managers will assess those factors they deem relevant, which may include:

1.	general market and economic conditions,

2.	the relative yield and anticipated direction of interest rates in particular markets, and

3.	the relationship among the currencies of various countries.

In their evaluations, money managers will use internal financial, economic, and credit analysis resources as well as information from external sources.

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TIFF Investment Program Statement of Additional Information

Money managers of MAF may hedge up to 50% of the foreign currency exposure of the fund’s assets. It is expected that adjustments to the country and currency exposures of the fund will be gradual and moderate.

Primary Risks.   There is no assurance that changes in the fund’s country and currency allocations will enhance returns relative to more static allocations or relative to allocations that resemble more closely the country and currency allocations inherent in the fund’s performance benchmark.

Foreign Currency Exposure.   TAS has studied carefully the impact of exchange rate changes on the US dollar value of foreign securities portfolios and has concluded that the impact of such changes declines dramatically as the investment time horizon lengthens. This is especially true because global investors routinely adjust the prices they are willing to pay for shares of a given firm in response to changes in the foreign exchange value of the currencies in which its products (and costs) are denominated. For example, while it is likely that a sudden 10% decline in the Japanese yen’s value in US dollar terms will produce short-term losses in the dollar value of shares of Japanese exporters, the increased competitiveness of such firms typically will cause global investors to mark upward such firms’ relative price-to-earnings or price-to-book value multiples, albeit with a lag.

While exchange rate movements can produce large losses over short-and even medium-term time horizons, TAS does not recommend that non-profits invest in foreign securities in pursuit of short-term gains. Further, TAS believes that exchange rate movements are essentially neutral over the longer-term time horizons which most global investors properly employ. The logic of this position can be assessed by considering the implications of the opposite belief: that investors can earn an economic return over the very long term merely by holding certain currencies (i.e., continually rolling over long positions in a given currency or basket of currencies in the spot or futures markets). While there have undeniably been short-term periods when currency exposure per se produced positive real returns (e.g., holding Japanese yen during the five years ending December 1993), global trade and capital flows make it very difficult for the imbalance created by massive changes (up or down) in the foreign currency exchange value to persist. Countries whose currencies plummet in value can suffer enormous hardships, as can holders of shares denominated in such currencies. However, devaluations ultimately enhance these countries’ competitiveness, thereby inducing global investors to sell shares of firms domiciled in countries with revalued currencies in order to fund purchases of shares of firms domiciled in countries with devalued ones.

Foreign Currency Hedging.   MAF may enter into forward foreign currency contracts (a “forward contract”) and may purchase and write (on a covered basis) exchange-traded or over-the-counter (“OTC”) options on currencies, foreign currency futures contracts, and options on foreign currency futures contracts. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. However, such transactions may also be used to generate income for the fund or otherwise increase its total return. Conditions in the securities, futures, options, and foreign currency markets will determine whether and under what circumstances TIP will employ any of the techniques or strategies described below. TIP’s ability to pursue certain of these strategies may be limited by applicable rules, regulations and guidance of the Commodity Futures Trading Commission (“CFTC”), the SEC, applicable options and futures exchanges and the federal tax requirements applicable to regulated investment companies (see Tax Considerations).

The funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the funds interpret the fundamental restriction to permit a fund (subject to the fund’s investment objectives and general investment policies as stated in the fund’s prospectus and this SAI) to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency, commodity and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The funds also interpret their fundamental restrictions regarding purchasing and selling physical commodities to permit a fund to invest in exchange-traded funds or other entities that invest in physical and/or financial commodities, subject to the limits described in the fund’s prospectus and this SAI.

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TIFF Investment Program Statement of Additional Information

Forward Contracts.   A forward exchange contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. MAF may use forward contracts to attempt to insulate returns from securities denominated in that currency from exchange rate fluctuations to the extent of the contract while the contract is in effect. A sale contract will be advantageous if the currency falls in value against the dollar and disadvantageous if it increases in value against the dollar. A purchase contract will be advantageous if the currency increases in value against the dollar and disadvantageous if it falls in value against the dollar.

MAF may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract.

MAF may use forward contracts to insulate existing security positions (“position hedges”) or proposed transactions (“transaction hedges”). For example, to establish a position hedge, a forward currency contract might be sold to protect the gain from a decline in the value of that currency against the dollar. To establish a transaction hedge, a foreign currency might be purchased on a forward basis to protect against an anticipated increase in the value of that currency against the dollar. MAF may also purchase and sell forward contracts for efficient portfolio management purposes or to generate income when the money manager anticipates that the foreign currency will appreciate or depreciate in value. When MAF enters into a forward currency contract, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the fund’s obligation (market value) on settlement date.

Primary Risks.   The success of currency hedging depends on the money manager’s ability to predict exchange rate fluctuations. Predicting such fluctuations is extremely difficult, and thus the successful execution of a hedging or other strategy is highly uncertain. An incorrect prediction will hurt fund performance. Forward contracts that are intended to protect against anticipated losses or to generate income may have the corresponding effect of canceling possible gains if the currency movement prediction is incorrect. In addition, MAF is not obligated to engage actively in hedging transactions. For example, MAF may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Precise matching of forward contract amounts and the value of portfolio securities is often not possible because the market value of the protected securities will fluctuate while forward contracts are in effect. Adjustment transactions are theoretically possible but time consuming and expensive, so forward contract positions are likely to be approximate, not perfect, hedges.

The cost to a fund of engaging in forward contracts varies with factors such as the foreign currency involved, the length of the contract period, and prevailing market conditions, including general market expectations as to the direction of various foreign currency movements against the US dollar. Furthermore, neither TAS nor the money managers may be able to purchase forward contracts with respect to all of the foreign currencies in which the fund’s portfolio securities may be denominated. In that case, the correlation between exchange rates and the portfolio’s foreign currency exposure may not be precise. Moreover, if the forward contract is an OTC transaction, as is usually the case, the fund will be exposed to the credit risk of its counterparty. In addition, there can be no guarantee that MAF will be able to enter into a closing transaction at a price and time that TAS or the applicable money manager believes is the most advantageous.

If, on the other hand, MAF enters into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange, which may impose significant restrictions on the purchase, sale, or trading of such contracts, including the imposition of limits on price movements. Such limits may significantly affect the ability to trade such a contract or otherwise close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge portfolio securities that are denominated in currencies that in general yield high rates of return may thus tend to reduce that rate of return toward the rate of return that would be earned on assets denominated in US dollars.

Short and Long/Short Strategies.   In TAS’s view, certain securities markets are highly efficient in terms of valuation and are becoming more so at a rapid rate due to the combined impact of falling computing costs, globalization of financial markets and regulatory changes. With so many powerful computers and skilled professionals attempting to exploit valuation anomalies, it is becoming increasingly difficult to outperform market averages.

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TIFF Investment Program Statement of Additional Information

Long versus Short Positions . The rationale for using short strategies is simply stated: if you believe that skilled active managers can identify securities that are likely to outperform market averages (i.e., they are undervalued), then it is also logical to assume that skilled active managers can identify securities that are likely to underperform market averages (i.e., they are overvalued issues). In an increasingly efficient market, “short” sale techniques are appealing because they exploit a structural inefficiency in capital markets: the tendency of most investors to focus on the identification of undervalued, as distinct from overvalued, securities. When a fund enters into a short sale, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the market value of the securities sold short.

MAF may employ so-called long/short investment strategies, which entail the construction of a portfolio comprising long positions in stocks or other securities that the money manager perceives as undervalued, offset by an equivalent dollar amount of short positions in stocks or other securities that the money manager perceives as overvalued. Because the long and short positions offset or neutralize each other, long/short strategies are sometimes referred to as “market neutral” strategies. Long/short strategies are also used to establish “breakeven inflation positions.”

Primary Risks. Risks of investing in short strategies are markedly different from those associated with long positions. MAF will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The potential loss from a short sale is theoretically unlimited. To control the risk of such strategies, the current value of the security sold short in a single issuer (other than the US Government, its agencies, and its instrumentalities) may not represent more than 2% of the fund’s total assets. Short positions in derivative instruments, including futures contracts, are not considered to be short positions for the purpose of this limitation.

Securities Lending.   Through its custodial bank and subject to strict guidelines, TIP is authorized to lend the securities held in all of its funds. If a fund were to engage in securities lending, it would be necessary for TIP to enter into a securities lending agreement and implement procedures designed to ensure compliance with applicable requirements.

Dollar Roll Transactions.   Dollar roll transactions involve a simultaneous sale by the fund of mortgage-backed securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The fund receives a fee from the counterparty as consideration for entering into the commitment to repurchase. Dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the fund agrees to buy a security on a future date. A fund will not use such transactions for leverage purposes. When a fund enters into a dollar roll transaction, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities.

Dollar rolls are similar to reverse repurchase agreements (described below) because they involve the sale of a security coupled with an agreement to repurchase. Like borrowings, a dollar roll involves costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the security, it forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the fund, thereby effectively charging the fund interest on its borrowing. Further, although the fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the fund’s entry into the dollar roll.

Primary Risks.   Dollar rolls involve potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund’s right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the fund is able to repurchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since the counterparty is not required to deliver an identical security to a fund, the security that the fund is required to buy under the dollar roll may be worth less than the security initially sold. Finally, there can be no assurance that a fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Repurchase and Reverse Repurchase Agreements. In a repurchase agreement, a fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be “collateralized fully,” the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities.

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TIFF Investment Program Statement of Additional Information

In a reverse repurchase agreement, a fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

In addition, repurchase and reverse repurchase agreements may also involve the securities of certain foreign governments in which there is an active repurchase market. TAS and the money managers expect that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development (“OECD”). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risk.

Primary Risks. If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

Equity Securities.   Equities are ownership interests possessed by shareholders in a corporation, commonly referred to as “stocks.”

General Risks of Equity Securities.   There is a risk that common stock prices will decline over short or extended periods. Both the US and foreign stock markets tend to be cyclical with periods when stock prices generally rise and periods when prices generally decline.

Warrants.   Warrants are instruments that give the holder the right to purchase the issuer’s securities at a stated price during a stated term.

Primary Risks.   Warrants involve a risk of loss of the warrant purchase price if the market price of the securities subject to the warrants does not exceed the price paid for the warrants plus the exercise price of the warrants.

Foreign Equities.   Foreign equities include shares denominated in currencies other than the US dollar, including any single currency or multi-currency units, as well as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). ADRs typically are issued by a US bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, which evidence ownership of either foreign or domestic underlying securities. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world.

Foreign financial markets generally have substantially less volume than US markets, and securities of foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets settlements have sometimes been unable to keep pace with the volume of transactions, making it difficult to conclude such transactions.

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TIFF Investment Program Statement of Additional Information

Under certain adverse conditions, MAF may restrict the financial markets or currencies in which its assets are invested, and it may invest its assets solely in one financial market or in obligations denominated in one currency.

Primary Risks of Foreign Equities Generally.   Like domestic stocks, foreign equities entail stock market risk. In addition, in certain foreign countries there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect an investment. There may be less publicly available information regarding operations and financial results, and foreign entities may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those of US entities. A fund could encounter difficulties in obtaining or enforcing a judgment against the issuer in certain foreign countries. In addition, certain foreign investments may be subject to foreign withholding or other taxes, although the fund will seek to minimize such withholding taxes whenever practical.

Risks Associated with Currency Exchange Rate Changes.   Changes in foreign currency exchange rates may affect the value of MAF’s investments. While MAF may hedge its assets against foreign currency risk, there can be no assurance that currency values will change as predicted, and the fund may suffer losses as a result of such hedging.

Emerging Markets Equities.   Emerging markets countries (e.g., Brazil, Korea, Mexico, etc.) are generally considered to include all markets except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. A company may be deemed to be in an emerging market country if (1) it is organized or has a principal office in an emerging market country, (2) its stock is traded on an exchange in an emerging market country, (3) most of its assets are in emerging markets, or (4) most of its revenues are from emerging markets countries.

Primary Risks of Emerging Markets Equities.   In addition to the risks of foreign equities as set forth above, stock prices in emerging markets can be significantly more volatile than in developed nations, reflecting the greater uncertainties of investing in less established economies, in that the countries may:

1.	have relatively unstable governments, raising the risk of sudden adverse government action and even nationalization of businesses,

2.	place restrictions on foreign ownership or prohibitions on repatriation of assets, or

3.	provide relatively less protection of property rights.

In addition, their economies:

1.	may be based predominantly on one or a few industries,

2.	may be highly vulnerable to changes in local or global trade conditions, and

3.	may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Settlement and dividend collection procedures may be less reliable. These securities may have limited marketability and may be subject to more abrupt or erratic price movements.

Debt Securities.   The characteristics and primary risks of the debt securities in which the funds may invest are described below.

Primary Risks of Debt Securities Generally.   Debt securities entail interest rate, prepayment, extension, credit, and event risks.

Interest Rate Risk.   Interest rate risk is the risk of fluctuations in bond prices due to changing interest rates. As a rule, bond prices vary inversely with market interest rates. For a given change in interest rates, longer maturity bonds fluctuate more in price than shorter maturity bonds. To compensate investors for these larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds, other factors (including credit quality) being equal. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. The portion of MAF normally invested in bonds has tended to have an [intermediate] term average weighted maturity.

Prepayment Risk.   Prepayment risk is the possibility that, during periods of declining interest rates, higher-yielding securities with optional prepayment rights, including collateralized mortgage obligations and other mortgage-backed securities, will be repaid before scheduled maturity, and a fund will be forced to reinvest the unanticipated payments at lower interest rates. Debt obligations that can be prepaid (including most mortgage-backed securities) will not rise as much in market value as other bonds when interest rates fall. In addition, to the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if the mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

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TIFF Investment Program Statement of Additional Information

Extension Risk.   Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation (such as a mortgage-backed or other asset-backed security) longer than expected. If interest rates rise, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security, which could, in turn, cause the security’s value to fluctuate more widely in response to changes in interest rates than a security with a shorter expected maturity. Fluctuations in the value of such securities could also cause the value of the fund’s shares to fluctuate. Under these circumstances, the value of the obligation will decrease and the fund will suffer from an inability to invest in higher yielding securities.

Credit Risk.   Credit risk is the risk that an issuer of securities will be unable to make payments of interest or principal when due. The credit risk assumed by a fund is a function of the credit quality of its underlying securities.

Event Risk.   Event risk is the risk that corporate debt securities may suffer a substantial decline in credit quality and market value due to a corporate restructuring. Corporate restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, are often financed by a significant increase in corporate debt. As a result of the added debt burden, the credit quality and market value of a firm’s existing debt securities may decline significantly. While event risk may be high for certain securities held by MAF, event risk for MAF in the aggregate is low because of the number of issues held by MAF.

Bank Obligations.   Each fund may invest in obligations of domestic and foreign banks, including time deposits, certificates of deposit, bankers’ acceptances, bank notes, deposit notes, Eurodollar time deposits, Eurodollar certificates of deposit, variable rate notes, loan participations, variable amount master demand notes, and custodial receipts.

1.	Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

2.	Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.

3.	Variable rate certificates of deposit are certificates of deposit on which the interest rate is adjusted periodically prior to the stated maturity based upon a specified market rate.

4.	A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods).

General economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations. Time deposits that may be held by the funds may not benefit from insurance from the Deposit Insurance Fund administered by the Federal Deposit Insurance Corporation.

Foreign Bank Obligations.   Obligations of foreign banks involve somewhat different investment risks than obligations of US banks. Their liquidity could be impaired because of future political and economic developments; they may be less marketable than comparable obligations of US banks; a foreign jurisdiction might impose withholding taxes on interest income payable on these obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations; the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to US banks. Foreign banks generally are not subject to examination by any US Government agency or instrumentality. Also, commercial banks located in some foreign countries combine commercial banking and diversified securities activities, thus increasing the risks of their operations.

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TIFF Investment Program Statement of Additional Information

Corporate Debt Securities.   Corporate debt securities of domestic and foreign issuers include corporate bonds, debentures, notes, commercial paper, medium-term notes, variable rate notes, and other similar corporate debt instruments. Securities that are rated at least “BBB” by S&P or “Baa” by Moody’s are generally described as investment-grade obligations.

Index Notes, Currency Exchange-Related Securities and Similar Securities.   MAF may purchase notes whose principal amount and interest payments may vary in response to the change (if any) in specified exchange rates, commodities prices, or stock index levels. Currency-indexed obligations are securities whose purchase price and interest and principal payments are denominated in a foreign currency. The amount of principal payable by the issuer at maturity varies according to the change (if any) in the exchange rate between two specified currencies during the period from the instrument’s issuance date to its maturity date. MAF may hedge the currency in which the obligation is denominated (or effect cross-hedges against other currencies) against a decline in the US dollar value of the investment. MAF may also purchase principal exchange rate-linked securities and performance-indexed commercial paper.

Commodity-Linked Notes.   MAF may invest in commodity-linked notes, which are debt instruments that have characteristics of a debt security and of a commodity-linked derivative. Commodity-linked notes generally have principal payments that are linked to the value of commodities or a commodities index, and coupon payments linked to a market-based interest rate, such as LIBOR. Because the values of commodity-linked notes rise or fall in response to changes in the underlying commodities or commodities index, commodity-linked notes generally expose the fund economically to movements in commodity prices.

Commodity-linked notes are subject to various risks, such as counterparty risk, credit risk, market risk and interest rate risk. In addition, commodity-linked notes may be leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodities or commodities index. At the maturity of the commodity-linked note, the fund may receive more or less principal than it originally invested. In addition, a liquid secondary market may not exist for the commodity-linked notes in which the fund invests, which may make it difficult for the fund to sell the notes at an acceptable price or to accurately value the notes. The values of the commodity-linked notes the fund buys may be affected by the performance of commodities and commodities indices, as well as weather and natural disasters, tax, and other regulatory or political developments, overall market movements and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war or terrorism.

Leveraging Risk.   The funds or the acquired funds in which the funds invest are permitted to engage in certain transactions that may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transactions. Leverage, including borrowing, may cause a fund to be more volatile than if a fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a fund’s securities. The use of certain derivatives may also create leveraging risk. To limit such leveraging risk, the funds observe asset segregation requirements, when applicable, to cover their obligations with respect to derivative instruments.

Other Foreign Currency Exchange-Related Securities.   Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation, or financial institution of another nation. For example, a fund may invest in a British pound-denominated obligation issued by a US corporation.

Primary Risks.   Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. A fund’s decision to invest in any foreign currency exchange-related securities is based on the same general criteria applicable to debt securities, including the fund’s minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to TAS’s or the money manager’s analysis of interest rates, issuer risk and other factors.

Foreign Government and International and Supranational Agency Debt Securities.   Obligations of foreign governmental entities include those issued or guaranteed by foreign governmental entities with taxing powers and those issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government or several foreign governments. Examples of international and supranational entities include the International Bank for Reconstruction and Development (“World Bank”), the European Steel and Coal Community, the Asian Development Bank, the European Bank for Reconstruction and Development and the Inter-American Development Bank. The governmental shareholders usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

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TIFF Investment Program Statement of Additional Information

Foreign government and sovereign debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-US reserves, the availability of sufficient non-US exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the fund may collect in whole or in part on debt subject to default by a government.

Loan Participations.   A loan participation is an interest in a loan to a US corporation (the “corporate borrower”) which is administered and sold by an intermediary bank. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the fund derives its rights from the intermediary bank which sold the loan participation. Such loans must be to issuers in whose obligations a fund may invest.

Primary Risks.   Because the bank issuing a loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for a fund to assert its rights against the underlying corporate borrower through the issuing bank, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the fund could be subject to delays, expenses and risks which are greater than those which would have been involved if the fund had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a fund will be treated as illiquid until the TIP Board or valuation committee determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value as determined by procedures approved by the TIP Board.

Lower-Rated Debt Securities.   Each fund may own debt securities of all grades, including both rated and unrated securities, provided however that not more than 5% of STF or 20% of MAF may be invested in debt securities that are rated below investment grade. TAS or the money managers of MAF will be obligated to liquidate, in a prudent and orderly manner, debt securities whose ratings fall below investment grade if the result of such downgrades is that these limitations are exceeded. “Investment grade” means a rating of:

1.	for securities, “BBB” or better by S&P or “Baa” or better by Moody’s,

2.	for bank obligations, “B” or better by Thomson Bankwatch,

3.	for commercial paper, “A-1” or better by S&P or “Prime-1” or better by Moody’s,

4.	for foreign bank obligations, similar ratings by IBCA Ltd., or

5.	if unrated, determined by the money manager to be of comparable quality.

See Appendix A for a description of security ratings.

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TIFF Investment Program Statement of Additional Information

Primary Risks.   Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, may be less liquid than securities in the higher rating categories, and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. The market value of lower-rated debt securities tends to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated debt securities also tend to be more sensitive to general economic conditions than are higher-rated debt securities.

Economic downturns have disrupted in the past, and could disrupt in the future, the high yield market and have impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or a period of rising interest rates, below investment grade issues may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time, and during periods of economic uncertainty the volatility of high yield securities may adversely affect a fund’s net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a fund to accurately value high yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities also may involve special registration responsibilities, liabilities and costs. Prices for below investment grade securities may also be affected by legislative and regulatory developments.

Mortgage-Backed Securities.   Mortgage-backed securities are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial mortgage loans (the “underlying assets”). The two most common forms are:

1.	Mortgage pass-throughs, which represent ownership interests in the underlying assets. Principal repayments and interest on the underlying assets are distributed monthly to holders.

2.	Collateralized mortgage obligations (CMOs), which represent debt obligations secured by the underlying assets.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the underlying assets (or in a substantial portion of the underlying assets, with additional interests junior to that of the mortgage-backed security) and thus have payment terms that closely resemble the payment terms of the underlying assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying assets may cause the securities to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes on a periodic basis, typically monthly or quarterly. The principal of and interest on the underlying assets may be allocated among the several classes in many different ways. In a relatively common structure, payments of principal (including prepayments) on the underlying assets are applied to the classes in the order of their respective stated maturities so that no payment of principal will be made on any class until all other classes having an earlier stated maturity have been paid in full.

Mortgage-backed securities are typically backed by a pool of underlying assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, usually by the entity administering the underlying assets, to ensure that the receipt of payments on the underlying assets occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

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TIFF Investment Program Statement of Additional Information

Governmental, government-related, and private entities may create new types of mortgage-backed securities offering asset pass-through and asset-collateralized investments in addition to those described above. As such new types of mortgage-related securities are developed and offered to investors, each fund will, consistent with its investment objectives, policies and quality standards, consider whether such investments are appropriate.

The duration of a mortgage-backed security, for purposes of a fund’s average duration restrictions, is computed based upon the expected average life of that security.

Primary Risks.   Prepayments on mortgage-backed securities usually increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition, the obligors of the underlying assets may default on their payments, creating delays or loss of principal.

Non-Mortgage Asset-Backed Securities.   Non-mortgage asset-backed securities are debt securities which represent ownership interests in various forms of consumer credit receivables.

Primary Risks.   Non-mortgage asset-backed securities involve certain risks not present in mortgage-backed securities. Most importantly, these securities may not have the benefit of a security interest in underlying assets. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical debt issue, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Some forms of asset-backed securities are relatively new forms of investments. Although each fund will only invest in asset-backed securities believed to be liquid, because the market experience in certain of these securities is limited, the market’s ability to sustain liquidity through all phases of a market cycle may not have been tested.

Municipal Debt Securities.   Municipal debt securities may include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales. The funds may invest in municipal debt securities.

Securities Denominated in Multi-National Currency Units or More than One Currency.   Multi-national currency unit securities are tied to currencies of more than one nation, including securities denominated in the currency of one nation but issued by a governmental entity, corporation, or financial institution of another nation.

US Treasury and US Government Agency Securities.   US Government securities include instruments issued by the US Treasury, including bills, notes, and bonds. These instruments are direct obligations of the US Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, maturities, and issuance dates. Other US Government securities include securities issued by instrumentalities of the US Government, such as Ginnie Mae, which are also backed by the full faith and credit of the United States. US Government agency securities are instruments issued by instrumentalities established or sponsored by the US Government, such as Fannie Mae and Freddie Mac. While these securities are issued, in general, under the authority of an act of Congress, the US Government is not obligated to provide financial support to the issuing instrumentalities. Any downgrade of the credit rating of the securities issued by the US government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the US Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise’s operations.

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TIFF Investment Program Statement of Additional Information

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of non-payment of principal and interest.

Variable Amount Master Demand Notes.   Variable amount master demand notes permit the investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a fund (as lender) and the borrower. These notes are not transferable, nor are they rated ordinarily by either Moody’s or S&P’s.

Zero Coupon Securities and Custodial Receipts.   In addition to securities issued directly by the US Treasury, zero coupon securities include US Treasury bonds or notes whose unmatured interest coupons and receipts for their principal have been separated by their holder, typically a custodian bank or investment brokerage firm. Once “stripped” or separated, the principal and coupons are sold separately. The principal, or “corpus,” is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest payments. The coupons may be sold separately or grouped with other coupons with like maturity dates and sold in a bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names. The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsels to the underwriters have issued the opinion that, for federal tax and securities law purposes, purchasers of such certificates will most likely be deemed the beneficial holders of the underlying US Treasury securities.

The US Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Under the STRIPS program, a purchaser’s beneficial ownership of zero coupon securities is recorded directly in the book-entry recordkeeping system in lieu of holding certificates or other evidences of ownership of the underlying US Treasury securities.

Primary Risks.   Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.

IOs and POs.   Some mortgage securities referred to as stripped mortgage securities are divided into classes which receive different proportions of the principal and interest payments or, in some cases, only payments of principal or interest (but not both). Other mortgage securities referred to as net interest margin (NIM) securities give the investor the right to receive any excess interest earned on a pool of mortgage loans remaining after all classes and service providers have been paid in full. Stripped mortgage securities may be issued by government or private entities. Stripped mortgage securities issued or guaranteed by agencies or instrumentalities of the US government are typically more liquid than privately issued stripped mortgage-backed securities.

Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. In most cases, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class).

The return on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on any IO class held by a fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

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TIFF Investment Program Statement of Additional Information

 NIM securities represent a right to receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped mortgage securities, the return on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Stripped mortgage securities and NIM securities tend to exhibit greater market volatility in response to changes in interest rates than other types of mortgage securities and are purchased and sold by institutional investors, such as a fund, through investment banking firms acting as brokers or dealers. Some of these securities may be deemed “illiquid” and therefore subject to a fund’s limitation on investment in illiquid securities and the risks associated with illiquidity.

Inflation-Linked Securities.   Inflation-linked bonds, such as the US Treasury Department’s Treasury Inflation Protected Securities (“TIPS”), are linked to the inflation rate in the market of issuance. TIPS were first issued in 1997 and have been issued with maturities of 5, 10, and 30 years. The principal amount (payable at maturity) adjusts upward or downward every six months according to changes in the Consumer Price Index for Urban Consumers. The semi-annual interest payments are calculated as a fixed percentage of the inflation-adjusted principal amount. In addition to the US, other countries such as Australia, Canada, New Zealand, Sweden, and the United Kingdom issue inflation-linked bonds with features similar or identical to those of TIPS.

Primary Risks.   In the event of deflation, the principal value of inflation-linked bonds may be adjusted downward, and as a result the interest payable on these securities (calculated with respect to a smaller principal amount) may be reduced. Repayment of at least the original face amount of principal upon maturity is guaranteed in the case of TIPS, even during a period of deflation, but may not be guaranteed by other issuers. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The current market value of the bonds is not guaranteed and will fluctuate. Like a traditional bond, the value of a TIPS bond will generally fall as interest rates rise. Therefore, the performance of TIPS in a portfolio can be impacted by both changes in interest rates and inflation/deflation.

The TIPS market is smaller than that of US Treasury securities that are not inflation-linked, and as a result TIPS may be less liquid than other US Treasury securities. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a fund may be forced to liquidate positions when it would not be advantageous to do so. There is no guarantee that the US Treasury will continue to issue TIPS, which may affect the liquidity and price of outstanding issues. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the actual rate of inflation in the price of goods and services.

When-Issued and Forward Commitment Securities.   Each fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices. In such transactions, instruments are bought with payment and delivery taking place in the future but no later than 120 days after trade date. No income accrues prior to delivery. When a fund enters into a when-issued or forward commitment transaction, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) on settlement date. When a forward commitment purchase is made to close a forward commitment sale, or vice versa, the difference between the two may be netted for segregation purposes until settlement date.

Forward commitments, or delayed deliveries, are deemed to be outside the normal corporate settlement structure.

Primary Risks.   The value of the security on the delivery date may be less than its purchase price, representing a loss for the fund. These transactions also involve counterparty risk. If the other party fails to perform or becomes insolvent, any accrued profits may not be available to a fund.

Derivative Instruments

A fund may employ other derivatives strategies, such as futures, options on futures, buying and selling options, swaps (including interest rate, currency, total return, index and credit default swaps) and caps, floors and collars related to such swaps. Derivatives may be used for “hedging,” which means that they may be used when the manager seeks to protect a fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivative strategies also may be used when the manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon the manager’s ability to predict and understand relevant market movements.

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TIFF Investment Program Statement of Additional Information

Exclusion of investment manager from commodity pool operator definition. With respect to the funds, the investment advisor has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the investment advisor is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the funds, among other things, to adhere to certain limits on their investments in “commodity interests” (which include futures, commodity options, swaps, and non-deliverable foreign currency forwards) as further described below. Because the investment advisor and the funds intend to comply with the terms of the CPO exclusion, a fund may need to adjust its investment strategies to limit its investments in these types of instruments. The funds are not intended as vehicles for trading in the futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the investment advisor’s reliance on these exclusions, or the funds, their investment strategies or this statement of additional information.

Generally, the exclusion from CPO regulation on which the investment advisor relies requires each fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes: either (1) the aggregate initial margin and premiums required to establish the fund’s positions in commodity interests may not exceed 5% of the liquidation value of the fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate notional value of the fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. If, in the future, a fund can no longer satisfy these requirements, the investment advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment advisor would be subject to registration and regulation as a CPO with respect to the fund. In that case, the investment advisor and the fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase fund expenses.

Cover for Strategies Using Derivative Instruments.   Transactions using derivative instruments, including but not limited to put and call options written (sold) by a fund, futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will mark or have marked on the books of the fund or its custodian cash holdings or other liquid assets as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis, and no fund will enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated. Committing a large portion of a fund’s assets to cover positions or for segregation could impede portfolio management or a fund’s ability to meet redemption requests or other current obligations.

Futures Contracts.   Each fund may enter into contracts for the purchase or sale for future delivery (a “futures contract”) of fixed income securities, foreign currencies, or commodities, or based on financial indices including any index of common stocks, US Government securities, foreign government securities, or corporate debt securities. A fund may enter into futures contracts that are based on debt securities that are backed by the full faith and credit of the US Government, such as long-term US Treasury bonds, Treasury notes, GNMA-modified pass-through mortgage-backed securities, and three-month US Treasury bills. Each fund also may enter into futures contracts based on securities that would be eligible investments for such fund and denominated in currencies other than the US dollar.

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TIFF Investment Program Statement of Additional Information

US futures contracts have been designed by exchanges that have been designated as “contracts markets” by the CFTC and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Futures contracts may be used as both hedging and income-enhancement strategies. As an example of a hedging transaction, a money manager holding a portfolio of equity securities and anticipating a near-term market decline might sell S&P 500 futures to obtain prompt protection pending an orderly portfolio liquidation. If the decline occurs, gains on the futures contract will offset at least in part the loss on the portfolio; if the money manager is wrong and the market rises, the loss on the futures contract will offset gains on the portfolio. The TIP funds may utilize futures without limitation for both hedging and other purposes.

Although futures contracts by their terms may call for actual delivery or acquisition of the underlying asset, in most cases the contractual obligation is fulfilled before the date of the contract by entering into an offsetting futures contract with delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, currency or commodity. Because all transactions in the futures market are made, offset, or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a fund will incur brokerage fees when it purchases or sells futures contracts. In accordance with Rule 17f-6 under the 1940 Act and as required by the rules of the CFTC, the funds maintain their margin accounts with futures commission merchants. Maintaining the margin account with a futures commission merchant, rather than the funds’ custodian bank, may make it more difficult for a fund to regain possession of the assets in the margin account in the event of the bankruptcy or insolvency of the futures commission merchant. The provisions of Rule 17f-6, which are included in the funds’ contracts with any futures commission merchant, are designed to mitigate this risk.

At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). It is expected that the initial margin on US exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment. It is also possible that initial margin requirements may be increased in the future by regulators. An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day.

Primary Risks.   Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions related to (1) investors’ obligations to meet additional variation margin requirements, (2) decisions to make or take delivery rather than to enter into offsetting transactions, and (3) the difference between margin requirements in the securities markets and margin deposit requirements in the futures market. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate, or interest rate trends still may not result in a successful transaction.

If predictions about the general direction of market movements, foreign exchange rates, or interest rates are incorrect, a fund’s overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a fund had hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decreased instead, the fund would lose part or all of the benefit of the increased value of its assets that it had hedged because it would have offsetting losses in its futures positions. In addition, particularly in such situations, if the fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be at increased prices reflecting the rising market. Consequently, the fund may have to sell assets at a time when it may be disadvantageous to do so.

A fund’s ability to establish and close out positions in futures contracts and options on futures contracts depends on the existence of a liquid market. Although a fund typically will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any future date. If it is not possible to effect a closing transaction in a contract at a satisfactory price, the fund would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option. In the case of a futures contract that a fund has sold and is unable to close, the fund would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

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TIFF Investment Program Statement of Additional Information

Under certain circumstances, exchanges may establish daily limits in the amount that the price of a futures contract or related option contract may vary up or down from the previous day’s settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. This situation could potentially persist for several consecutive trading days.

Risks of Foreign Currency Futures Contracts.   Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to futures generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with forward contracts on foreign currencies including the risk that the manager may not accurately assess currency exchange changes and the risk of imperfect correlation with respect to any positions sought to be hedged. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a fund must accept or make delivery of the underlying foreign currency in accordance with any US or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by US residents and may be required to pay any fees, taxes, or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts.   The purchase of a put or call option on a futures contract is similar in some respects to the purchase of a put or call on an individual security or currency. Depending on the option’s price compared to either the price of the futures contract upon which it is based or the price of the underlying asset, it may or may not be less risky than ownership of the futures contract or the underlying assets. A fund may purchase options on futures contracts for the same purposes as futures contracts themselves, i.e., as a hedging or income-enhancement strategy.

Writing a call option on a futures contract constitutes a partial hedge against declining prices of the underlying asset, which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a fund will retain the full amount of the option premium, which provides a partial hedge against any decline in the fund’s portfolio holdings.

Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying asset, which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the fund intends to purchase. If a put or call option a fund has written is exercised, the fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. This is known as correlation risk.

Primary Risks.   The amount of risk a fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to correlation risk, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve additional liquidity risk. The ability to establish and close positions in such options is subject to the maintenance of a liquid secondary market. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential market risk to the fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when a position in options on foreign currency futures contracts would result in a loss whereas a position in the underlying futures contract would not, such as when there is no movement in the price of the underlying currency or futures contract.

Options.   Each fund may purchase and sell (or write) put and call options on foreign currencies and securities. Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell an underlying instrument to the writer of the option (in the case of put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. Put and call options that a fund may purchase or write may be traded on a national securities exchange and in the over-the-counter (OTC) market.

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TIFF Investment Program Statement of Additional Information

Options traded on national securities exchanges are within the jurisdiction of the SEC, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a fund’s orders regarding closing out open options positions.

Purchasing call and put options.   As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the fund may buy call options on underlying instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. The fund also may buy call options on underlying instruments held in its portfolio and on which it has written call options. Unless the price of the underlying investment changes sufficiently, a call option purchased by a fund may expire without any value to the fund, in which case the fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A fund may buy a put option on an underlying instrument owned by the fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying instrument. Such hedge protection is provided only during the life of the put option when the fund, as the buyer of the put option, is able to sell the underlying instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The fund may also seek to offset a decline in the value of the underlying instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when TAS or the money manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. A fund also may buy put options at a time when it does not own the underlying instrument. By buying put options on an instrument it does not own, the fund seeks to benefit from a decline in the market price of the underlying instrument.

If a put option that a fund bought is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying instrument remains equal to or greater than the exercise price during the life of the put option, the fund would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying instrument must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is terminated in a closing sale transaction at a price that equals such premium and costs.

Writing call and put options.   A fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. A fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call option.

When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation.

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TIFF Investment Program Statement of Additional Information

As the writer of a covered call option, a fund gives up the potential for capital appreciation above the exercise price of the option should the underlying instrument rise in value. If the value of the underlying instrument rises above the exercise price of the call option, the instrument may be “called away,” requiring the fund to sell the underlying instrument at the exercise price. The fund will realize a gain or loss from the sale of the underlying instrument depending on whether the exercise price is greater or less than the purchase price of the instrument. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a call option expires unexercised, the fund will realize a gain in the amount of the premium received. If the market price of the underlying instrument decreases, the call option will not be exercised and any hedging benefit of the call option will be limited to the amount of the premium received.

The exercise price of a call option will depend upon the expected price movement of the underlying instrument. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying instrument at the time the option is written.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value below the exercise price. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

As the writer of an option, a fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) by the fund because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a call option, be partially or wholly offset by a decline in the market value of the underlying instrument during the option period. If a call option is exercised, the writer experiences a loss from the sale of the underlying instrument at a price below the then current market price. If a put option is exercised, the writer experiences a loss as it must fulfill the obligation to buy the underlying instrument at the exercise price, which will exceed the market value of the underlying instrument at that time.

Closing out options (exchange-traded options).   As the writer of an exchange traded option, if the fund wants to terminate its obligation, the fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by the fund. Closing transactions allow the fund to terminate its positions in written and purchased options. Depending on the market value of those positions, the fund will experience gains or losses.

Effecting a closing transaction in the case of a written covered call option would allow a fund to write another call option in the underlying instrument with a different exercise price, expiration date or both. Effecting a closing transaction also allows the cash or proceeds from the sale of any investments subject to the option to be used for other fund investments. If the fund wants to sell a particular security from its portfolio on which it has written a call option, it may effect a closing transaction on the call option prior to or at the same time as the sale of the security.

A fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the fund to buy the option (in the case of purchased options). Increases in the market price of a call option will generally reflect increases in the market price of the underlying instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by the fund.

Risks.   The funds’ options investments involve certain risks. The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the fund’s portfolio that is being hedged. In addition, the fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If TAS or the money manager is not successful in using options in managing the fund’s investments, the fund’s performance will be worse than if such strategies had not been employed.

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TIFF Investment Program Statement of Additional Information

There can be no assurance that a liquid secondary market on an exchange or in the OTC market will exist for any particular option, or at any particular time, and a fund may have difficulty effecting closing transactions in particular options. Therefore, the fund would have to exercise the options it purchased in order to realize any profit. Also, the fund could incur transaction costs upon the sale of underlying instruments where a buyer exercises put or call options the fund sold. If a fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying investments at the marked-to-market price during the term of the option. When trading options on foreign exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

Options on stock indices.   A fund may buy and sell (write) both call and put options on stock indices in order to seek to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the fund. Call and put options on stock indices are similar to options on individual stocks except that, unlike options on securities or other instruments, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market related to the index) rather than price movements in an individual security. For example, when a fund buys a put option on a stock index, the fund has the right to receive, upon exercise of the option, an amount of cash if the closing price of the underlying stock index is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number.

Successful use by a fund of options on stock indices for hedging purposes will be subject to TAS or the applicable money manager’s ability to predict correctly movements in the direction of the securities markets generally or of a particular segment related to the index. This requires different skills and techniques than predicting changes in the price of individual stocks. A fund’s ability to effectively use options on stock indices for hedging purposes also depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the fund’s portfolio. To the extent the securities being hedged do not exactly duplicate the components of an index, the correlation will not be perfect. Consequently, the fund bears the risk that the prices of the securities being hedged will not move in the same amount as the stock index. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the option.

Positions in stock index options may be closed out only on a liquid secondary market, usually provided by an exchange. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Consequently, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the fund’s performance.

Over-the-counter (OTC) options.   The funds may buy and sell (write) both put and call OTC options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. The fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the fund originally wrote the option.

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If a fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying instrument at the marked-to-market price during the term of the option.

Swap Agreements.   Generally, swap agreements are contracts between a fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of value of predetermined underlying instruments. The notional amount is the set dollar amount or other currency value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples are investments in a particular security, at a particular fixed or variable interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may include the delivery (exchange) of the entire notional value of one designated currency for another designated currency. The funds customarily enter into swap agreements that are based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement provides for other than a net basis, the full amount of the fund’s obligations will be accrued on a daily basis.

Upon entering into a swap agreement, the fund is usually required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying security. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. With respect to non-equity transactions, a fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay.

The fund may structure the terms of a swap with the counterparty or a third party so that the fund will be entitled to sell, put, or otherwise terminate the swap contract within no more than seven days’ notice to the counterparty or third party. If the fund does not negotiate such terms for a particular swap transaction, the transaction may be considered “illiquid,” in which case the value of a fund’s positions underlying the transaction (i.e., the amount, if any, that the fund owes to the swap counterparty, net of the amount that the swap counterparty owes to the fund), plus any collateral posted by the fund with respect thereto, will be subject to the fund’s limitations on holding illiquid investments.

Risks.   The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the manager correctly to predict which types of investments are likely to produce greater returns. If the manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the fund will be less than its performance would be if it had not used the swap agreements.

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TIFF Investment Program Statement of Additional Information

The risk of loss to a fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the fund, the risk of loss to the fund is loss of the net amount that the fund is entitled to receive. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount (which, depending on market conditions, could be substantial). If the swap agreement involves the exchange of the entire principal value of an investment, the entire principal value of that investment is subject to the risk that the counter party to the swap will default on its contractual delivery obligations.

Because swap agreements are two-party contracts and may have terms of greater than seven days, they may be illiquid and, therefore, subject to the fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. However, the swap markets have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market. Many swap agreements entail complex terms and are often valued subjectively.

If a fund enters into a swap agreement that is not traded on an exchange, the fund would not be as protected as participants in transactions on organized exchanges are. In such cases, the performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement. No limitations on daily price movements or speculative position limits apply to swap transactions that are not traded on exchanges. Counterparties may, however, limit the size or duration of a swap agreement with the fund as a consequence of credit considerations. A fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. TAS or the fund’s money manager will only approve a swap agreement counterparty for a fund if TAS or the applicable money manager deems the counterparty to be creditworthy.

Certain Internal Revenue Service positions may limit a fund’s ability to use swap agreements in a desired tax strategy. In addition, as a result of recent market events, there are currently several proposals being considered to regulate OTC derivatives, particularly credit default swaps. It is not known at this time whether or not any such proposals will be adopted or, if adopted, what effect they may have on portfolio management strategies used by the funds. It is possible that developments in the swap markets and/or the laws relating to swap agreements (including tax laws), including potential government regulation, could adversely affect the funds’ ability to benefit from using swap agreements.

Depending on their structure, swap agreements may increase or decrease a fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price.

Equity or Total Return Swaps.   An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Credit default swaps.   A fund may be a buyer or seller of credit default swaps. The “buyer” in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in

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TIFF Investment Program Statement of Additional Information

exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

A fund may buy credit default swaps in order to try to hedge against a decline in the value of its portfolio debt securities due to a credit event. By selling a credit default swap, the fund will receive periodic payments but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. A fund may also sell credit default swaps in order to gain exposure that is similar to owning the reference debt obligation. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total assets, the fund would be subject to the risk that there would be a credit event and the fund would have to make a substantial payment.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events under the terms of the ISDA Master Agreement.

ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the Determination Committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps.   An interest rate swap is an agreement between two parties to exchange interest payments. Typically, one interest rate is fixed to maturity while the other interest rate changes in accordance with changes in a designated interest rate benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to hedge interest rate risk. Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Payments of the notional amount of the swap agreement generally are not exchanged. In addition, interest rate swaps generally do not involve the delivery of securities, other underlying assets, or principal amounts. Accordingly, barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

Interest rate swap transactions generally require the participation of an intermediary, frequently a bank. For example, the first entity, which holds a fixed-rate obligation, transfers the obligation to the intermediary. The first entity is then obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with the second entity, which holds a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming the fixed-rate obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

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TIFF Investment Program Statement of Additional Information

Currency swaps.   A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential among them. For example, a currency swap may involve the exchange of payments in a foreign currency for payments in US dollars. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A fund may also enter into currency swaps on a net basis, which means the two different currency payment streams are converted and netted out to a single cash payment in just one of the currencies.

For example, a fund may use a currency swap to hedge the interest payments and principal amount of a debt obligation denominated in a foreign currency by entering into a cross currency swap whereby the fund would make payments in the foreign currency and receive payments in US dollars. Or, the fund may utilize a currency swap to gain exposure to foreign currencies and foreign interest rates by making payments in US dollars and receiving payments in foreign currency.

Because currency control is of great importance to issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on the fund’s swap transactions or cause the fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Commodity Swaps.   MAF may enter into commodity swap contracts to gain exposure to commodity markets without owning or taking physical custody of commodities. Commodity swaps may also be used for hedging purposes or to seek to increase total return. A fund’s ability to use commodity swaps may be limited by applicable federal tax rules, including because of the character of the income that may be earned by the fund. Some commodity swaps may generate income that would not be considered “qualified income” for purposes of a fund’s qualifying as a “regulated investment company” under the Internal Revenue Code.

Other Instruments

Convertible Securities.   A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price into a certain quantity of the common stock of the same or a different issuer. Through their conversion feature, these securities provide an opportunity to participate in advances in the price of the common stock into which the security may be converted.

Primary Risks.   A convertible security entails market risk in that its market value depends in part on the price of the underlying common stock. Convertible securities also entail greater credit risk than the issuer’s non-convertible senior debt securities to which they are usually subordinated.

Illiquid and Restricted Securities.   Illiquid assets are investments that are difficult to sell at the price at which such assets are valued by the fund within seven days of the date of the decision to sell them. They may include:

1.	OTC options;

2.	repurchase agreements, time deposits, and dollar roll transactions maturing in more than seven days;

3.	loan participations;

4.	securities without readily available market quotations, including interests in private investment funds in which MAF might invest;

5.	certain swap transactions; and

6.	certain restricted securities.

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TIFF Investment Program Statement of Additional Information

Primary Risks.   Due to the absence of an organized market for such securities, the market value of illiquid securities used in calculating fund net asset values for purchases and redemptions can diverge substantially from their true value. Illiquid securities are generally subject to legal or contractual restrictions on resale, and their forced liquidation to meet redemption requests could produce substantial losses.

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each fund’s investment policy states that typically it will not purchase or sell OTC options if, as a result of such transaction, the sum of (1) the market value of OTC options currently outstanding held by the fund, (2) the market value of the underlying securities covered by OTC call options currently outstanding sold by the fund, and (3) margin deposits on the fund’s existing OTC options on futures contracts exceeds 15% of the net assets of the fund, taken at market value, together with all other assets of the fund that are considered illiquid.

This policy as to OTC options is not a fundamental policy of the funds and may be amended by the directors of TIP without the approval of TIP’s or a fund’s members. However, TIP will not change or modify this policy prior to a change or modification by the SEC staff of its position.

Acquired Funds

The funds may, subject to limitations, invest a portion of their assets in securities issued by other investment funds (“acquired funds”).

Other Registered Investment Companies.   A fund may invest in the shares of another registered investment company, including open-end mutual funds, exchange-traded funds (“ETFs”), and closed-end funds, to the maximum amount permitted by law, or any relevant SEC exemptive relief, rule, or interpretation and the fund’s non-fundamental investment restrictions and policies. The funds will make such purchases only when no commission or profit beyond the customary broker’s commission results. As a shareholder in a registered investment company, the fund will bear its ratable share of that investment company’s expenses, including its advisory and administration fees.

ETFs are registered investment companies that are traded, like individual stocks, on an exchange. They represent baskets of securities that usually seek to track the performance of certain indices, although certain new ETFs may also be actively managed. The indices include broad-market indices as well as more specific indices, including those relating to particular sectors, countries, and regions. A fund may purchase or sell short ETF shares as an alternative to futures contracts, i.e., to obtain or reduce exposure to all or a portion of a securities market while maintaining flexibility to meet its liquidity needs.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and have the same risks as investing in a closed-end fund, including the price of the fund's shares quoted on an exchange may not reflect the net asset value of the securities held by the fund. In addition, because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Investments in closed-end funds may involve the payment of premiums above the net asset value of the issuers’ portfolio securities. These investments are subject to limitations under the 1940 Act and are constrained by market availability (e.g., closed-end investment companies do not offer to redeem their shares directly; they trade on the secondary market). The funds do not intend to invest in such investment companies unless, in TAS’s judgment, the potential benefits of such investments justify the payment of any applicable premium or commission. For instance, due to restrictions on direct investment by foreign entities in certain emerging market countries, purchasing shares of other investment companies may be the most practical or only manner in which the funds can invest in these markets.

Private Investment Funds.   TAS invests a portion of MAF’s assets in securities issued by private investment funds. For example, TAS might elect to invest a portion of MAF’s assets in an investment partnership whose manager TAS believes is especially skillful, but which is closed to new separate accounts, is unwilling to manage assets directly on the fund’s behalf, or whose services can be purchased indirectly at a lower cost by investment in securities issued by an existing partnership or other investment fund. Investments by a fund in a private investment fund are not subject to the limitations imposed under the 1940 Act on shares held by a mutual fund in other registered investment companies. The securities of a private investment company are generally illiquid, but may be deemed liquid in accordance with procedures approved by the TIP Board. To the extent such interests are illiquid, they will be subject to a fund’s 15% limitation on illiquid securities.

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TIFF Investment Program Statement of Additional Information

Primary Risks.    Funds that invest in an acquired fund bear their ratable share of expenses of the underlying acquired fund and are subject to management fees, including performance based fees typical in private investment funds. These fees are reflected in the performance of the acquired fund. Because performance fees are based on the acquired fund’s performance, not the TIP fund’s, the TIP fund may pay performance fees even during a period when the TIP fund has a negative return. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end mutual funds: (1) the market price of the fund’s shares may trade at a discount to the value of its underlying holdings; (2) an active trading market for such a fund’s shares may not develop or be maintained; and (3) trading in a fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Portfolio Holdings Information

The TIP Board has adopted a policy governing the disclosure of a TIP fund’s holdings of portfolio securities (“Portfolio Holdings Information”). For purposes of this policy, “Portfolio Holdings Information” does not include information about a TIP fund’s derivative positions or “Analytical Information.” Analytical Information generally includes, without limitation, aggregate, composite or descriptive information relating to a TIP fund’s portfolio holdings that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading likely to have a material adverse effect on the TIP fund. As a general matter, it is the policy of TIP that no current or potential member or any third party shall be provided Portfolio Holdings Information on a preferential basis. The policy provides limited exceptions for the release of the information that reflect the legitimate business purposes of TIP, including the fact that the members of TIP are institutional investors that may have a need for Portfolio Holdings Information to assist them in their asset allocation decisions. The policy is designed to accommodate this goal in a manner that treats members equally and protects the members from the improper release of Portfolio Holdings Information.

The policy applies to officers and directors of TIP as well as employees of TIP’s investment adviser, money managers, administrator, principal underwriter, and other service providers to TIP (each a “Service Provider” and together the “Service Providers”) who in the ordinary course of their activities come into possession of Portfolio Holdings Information of TIP.

A TIP fund’s Portfolio Holdings Information shall be released only: (i) as required by applicable laws, rules, or regulations, including in shareholder reports, reports on Forms N-CSR and N-Q, or other such filings as may be required; (ii) on its website, updated monthly and accessible to all members equally, generally no earlier than the tenth business day after such month’s end; and (iii) pursuant to the policy.

In limited instances, it may be appropriate for a TIP fund to selectively disclose its Portfolio Holdings Information prior to public dissemination of such information. The release of Portfolio Holdings Information with respect to a TIP fund to selected third parties in advance of its release to all members or the general public is permissible only when: (i) the TIP fund has a legitimate business purpose for the release of the information, such as, but not limited to, release to an approved Service Provider to a TIP fund or other legitimate business purposes as determined by the TIP CCO; (ii) it is in the best interests of the TIP fund’s members to release the information; (iii) the recipient of the Portfolio Holdings Information is subject to a duty of confidentiality pursuant to a signed Confidentiality Agreement (which includes a duty not to trade on the information); and (iv) the release of the information would not otherwise violate the antifraud provisions of the federal securities laws or TIP or TAS’s fiduciary duties.

Brokerage Direction and Other Practices

The debt securities in which TIP invests are traded primarily in the OTC market by dealers who usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The cost of securities purchased from underwriters includes an underwriting commission or concession. Debt securities are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing transactions consists primarily of dealer spreads. The spread is not included in the expenses of a fund and therefore is not subject to any expense cap; nevertheless, the incurrence of this spread, ignoring the other intended positive effects of the transaction, will decrease the total return of the fund. However, a fund will buy one asset and sell another only if TAS or the money managers believe it is advantageous to do so after considering the effects of the additional custodial charges and the spread on the fund’s total return.

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TIFF Investment Program Statement of Additional Information

Since costs associated with transactions in foreign securities are usually higher than costs associated with transactions in domestic securities, MAF’s operating expense ratios may be expected to be higher than those of an investment company investing exclusively in domestic securities.

The selection of a broker or dealer to execute portfolio transactions for MAF is usually made by a money manager. TAS requires that each money manager seek to achieve best execution when executing portfolio transactions for MAF and that each money manager’s compliance program include an appropriate best execution policy. In executing portfolio transactions and selecting brokers or dealers, the principal objective therefore is to seek best execution (the best overall terms available to the fund under the circumstances), subject to specific directions from TIP or TAS. Securities ordinarily are purchased in their primary markets, and a money manager will consider all factors it deems relevant in assessing the best overall terms available for any transaction, including:

1.	the breadth of the market in the security,

2.	the price of the security,

3.	the financial condition and execution capability of the broker or dealer, and

4.	the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers or dealers TAS and the money managers are authorized to consider the “brokerage and research services,” as defined in Section 28(e) of the Securities Exchange Act of 1934, provided to the funds, to TAS, or to the money manager. TAS and the money managers may cause the funds to pay a commission to a broker or dealer who provides such brokerage and research services which is in excess of the commission another broker or dealer would have charged for effecting the transaction. TIP, TAS, or the money manager, as appropriate, must determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided. Reasonableness will be viewed in terms of that particular transaction or in terms of all the accounts over which TAS or the money manager exercises investment discretion. Notwithstanding the foregoing, TAS generally disfavors soft dollar practices (defined as the receipt by TAS from a broker-dealer of research or other products or services produced by third-parties in exchange for the direction by TAS of client brokerage transactions to such broker-dealer and the payment by TAS for any service, whether or not research-related, through the use of soft dollars). Accordingly, TAS will not engage in soft dollar practices for its own account or for the benefit of any of its affiliates (including the funds) in portfolio transactions that it executes directly on behalf of the funds. Money managers are not precluded from engaging in soft dollar practices, although TAS requires that they comply with applicable SEC guidance regarding the use of soft dollars with respect to a fund and that each money manager’s compliance program include an appropriate soft dollar policy. TAS also requires that such managers comply with the requirements of Section 28(e) of the Securities Exchange Act of 1934 to the extent that such compliance is required by the 1940 Act and applicable SEC guidance thereunder.

TAS’s investment staff and operations staff use reasonable due diligence in selecting counterparties used by TAS to effect securities transactions for the funds, including broker-dealers, prime brokers, futures commission merchants, and counterparties for OTC derivative transactions such as non-listed options, swaps, and structured notes.

In selecting counterparties to effect securities transactions for the funds, TAS’s investment staff may consider, among other factors they deem appropriate: (i) each fund’s exposure to counterparties; (ii) the funds’ overall exposure to counterparties; (iii) a counterparty’s creditworthiness and financial condition; (iv) the regulatory environment in which a counterparty operates; (v) their previous experience with a counterparty; (vi) whether a counterparty has the professional capability to provide the service for the particular type of security; and (vii) the ability of a counterparty to provide an appropriate level of services to TAS in light of TAS’s business needs, including operational and settlement matters. With respect to the selection of broker-dealers and other counterparties (including futures commission merchants) and in effecting portfolio transactions with them, TAS’s primary consideration is to seek to obtain “best execution” (as discussed below).

Situations in which TAS directly selects broker-dealers and other counterparties include (1) when transacting on behalf of STF (which currently is managed directly by TAS without any external money managers), and (2) when purchasing and selling for MAF securities and other instruments managed directly by TAS rather than through an external money manager, such as ETFs, derivatives, and Treasury obligations. TAS will select broker-dealers to execute such transactions. TAS’s objective in selecting broker-dealers and other counterparties (including futures commission merchants) and in effecting portfolio transactions with them is to seek to obtain the most favorable execution under the circumstances with respect to its accounts’ portfolio transactions (defined as “best execution”). The best net price, giving effect to brokerage commissions (if applicable), spreads, and other costs, is normally an

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TIFF Investment Program Statement of Additional Information

important factor in this decision, but a number of other judgmental factors are considered as they are deemed relevant and the best net price may be outweighed by one or  more of these other factors. The factors may include, but are not limited to: TAS’s knowledge of negotiated commission rates and spreads currently available (if applicable); the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance, and settlement capabilities, including its systems, facilities, and record-keeping, as well as the reputation and financial stability of the counterparty selected and others which are considered; TAS’s knowledge of actual or apparent operational or compliance problems of any counterparty; the counterparty’s execution services rendered on a continuing basis and in other transactions and its experience in handling similar transactions; the reasonableness of any applicable spreads or commissions; or such other factors as TAS may determine to be relevant from time to time.

TAS will endeavor to be aware of current charges of broker-dealers and to incur expenses for effecting portfolio transactions to the extent consistent with the interests and policies of the funds. However, TAS will not select broker-dealers solely on the basis of “posted” commission rates or other execution costs nor always seek in advance competitive bidding for the most favorable commission rate or other execution cost applicable to any particular portfolio transaction. Although TAS generally seeks competitive commission rates and other execution costs, it will not necessarily pay the lowest commission or commission equivalent. Transactions of the type that TAS directs may involve specialized services on the part of the broker-dealer involved resulting in higher commissions or their equivalents than would be the case with transactions requiring more routine services.

For each year ended December 31, the funds paid brokerage commissions as follows:

	2012		2011	2010
Multi-Asset	$	[XXX]	$2,543,794	$2,524,402
Short-Term	$	[XXX]	$0	$0

The following chart shows the value of TIP’s aggregate holdings of securities by issuer of TIP’s regular brokers or dealers (as defined in the 1940 Act) as of December 31, 2012.

MAF
[NAME]	$	[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
[NAME]		[XXX]
STF
[NAME]	$	[XXX]

44

TIFF Investment Program Statement of Additional Information

[Tax Considerations

The following is a summary of certain additional tax considerations generally affecting a fund (sometimes referred to as “the fund”) and its members that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the fund or its members, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Considerations” section is based on the Internal Revenue Code (the “Code”) and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the fund and its members. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund . The fund has elected and intends to qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code. If the fund so qualifies, the fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to members.

In order to qualify for treatment as a regulated investment company, the fund must satisfy the following requirements:

•	Distribution Requirement — the fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the fund after the close of its taxable year that are treated as made during such taxable year).

•	Income Requirement — the fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•	Asset Diversification Test — the fund must satisfy the following asset diversification test at the close of each quarter of the fund’s tax year: (1) at least 50% of the value of the fund’s assets must consist of cash and cash items, US government securities, securities of other regulated investment companies, and securities of other issuers (as to which the fund has not invested more than 5% of the value of the fund’s total assets in securities of an issuer and as to which the fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the fund’s total assets may be invested in the securities of any one issuer (other than US government securities and securities of other regulated investment companies) or of two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the fund’s income and performance. In lieu of potential disqualification, the fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

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TIFF Investment Program Statement of Additional Information

The fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the fund’s allocation is improper and that the fund has under-distributed its income and gain for any taxable year, the fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the fund fails to satisfy the Distribution Requirement, the fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to members, and the dividends would be taxable to the members as ordinary income (or possibly as qualified dividend income) to the extent of the fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such a course of action to be beneficial to members.

Portfolio Turnover. For investors that hold their fund shares in a taxable account and are not exempt from federal income taxation, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the fund’s after-tax performance. See, “Taxation of fund Distributions - Distributions of Capital Gains” below.

Capital Loss Carryovers . The capital losses of the fund, if any, do not flow through to members. Rather, the fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to members such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the fund's next taxable year, and the excess (if any) of the fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the fund's next taxable year. Any such net capital losses of the fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the fund beginning on or before December 22, 2010, the fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the fund. An ownership change generally results when members owning 5% or more of the fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the fund’s members could result from an ownership change. The fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of member purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. Additionally, if the fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits fund members would otherwise have enjoyed from use of such capital loss carryovers.

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TIFF Investment Program Statement of Additional Information

Deferral of Late Year Losses . The fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing fund distributions for any calendar year (see, “Taxation of fund Distributions - Distributions of Capital Gains” below). A "qualified late year loss" includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed Capital Gains . The fund may retain or distribute to members its net capital gain for each taxable year. The fund currently intends to distribute net capital gains. If the fund elects to retain its net capital gain, the fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the fund elects to retain its net capital gain, it is expected that the fund also will elect to have members treated as if each received a distribution of its pro rata share of such gain, with the result that each member will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax . To avoid a 4% non-deductible excise tax, the fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any specified gain or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the fund having to pay an excise tax.

Foreign Income Tax . Investment income received by the fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the fund. The United States has entered into tax treaties with many foreign countries, which entitle the fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the fund's assets to be invested in various countries is not known. Under certain circumstances, the fund may elect to pass-through foreign tax credits to members, although it reserves the right not to do so.

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TIFF Investment Program Statement of Additional Information

Taxation of Fund Distributions. The fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the fund (or of another fund). The fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

This discussion of the taxation of fund distributions is generally applicable with respect to members who are subject to federal income taxation.

Distributions of Net Investment Income . The fund receives ordinary income generally in the form of dividends and/or interest on its investments. The fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the fund’s earnings and profits. In the case of a fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “ —Qualified Dividend Income for Individuals” and “—Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gain realized by the fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund.

Returns of Capital. Distributions by the fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the member's tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the member’s tax basis in his fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the member for tax purposes on the later sale of such fund shares. Return of capital distributions can occur for a number of reasons including, among others, the fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions —Investments in US REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the fund to members as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate members at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the fund and the investor must meet certain holding period requirements to qualify fund dividends for this treatment. Specifically, the fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their fund shares for at least 61 days during the 121-day period beginning 60 days before the fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, US REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the fund is equal to or greater than 95% of the fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the fund will be qualifying dividend income.

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TIFF Investment Program Statement of Additional Information

Dividends-Received Deduction for Corporations . For corporate members, a portion of the dividends paid by the fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the fund that so qualifies will be reported by the fund to members each year and cannot exceed the gross amount of dividends received by the fund from domestic (US) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the fund and the investor. Specifically, the amount that the fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the fund were debt-financed or held by the fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities . At the time of your purchase of shares, the fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits . If more than 50% of the fund’s total assets at the end of a fiscal year is invested in foreign securities, the fund may elect to pass through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain members). The fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate member who does not itemize deductions or who is subject to the alternative minimum tax. Members may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the fund due to certain limitations that may apply. The fund reserves the right not to pass through to its members the amount of foreign income taxes paid by the fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to members. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below. With the possible exception of MAF, it is not anticipated that the funds will be eligible to make this “pass-through” election.

US Government Securities. Income earned on certain US government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Income on investments by the fund in certain other obligations, such as repurchase agreements collateralized by US government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January . Ordinarily, members are required to take distributions by the fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to members of record on a specified date in such a month will be deemed to have been received by the members (and made by the fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Members will be advised annually as to the US federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

49

TIFF Investment Program Statement of Additional Information

Medicare Tax. The recently enacted Patient Protection and Affordable Care Act of 2010, as amended by the Health Care and Education Affordability Reconciliation Act of 2010, will impose a 3.8% Medicare tax on net investment income earned by certain individuals, estates and trusts for taxable years beginning after December 31, 2012. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the member’s net investment income or (2) the amount by which the member’s modified adjusted gross income exceeds $250,000 (if the member is married and filing jointly or a surviving spouse), $125,000 (if the member is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

This discussion of sales, exchanges and redemptions of fund shares is generally applicable with respect to members who are subject to federal income taxation.

Tax Basis Information . The fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain members, including members investing in the fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or members exempt from federal income taxation under 501(a) of the Code.

Wash Sales . All or a portion of any loss that you realize on a redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase . Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the fund on those shares.

Reportable Transactions. Under Treasury regulations, if a member recognizes a loss with respect to the fund’s shares of $2 million or more for an individual member or $10 million or more for a corporate member (or certain greater amounts over a combination of years), the member must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Members should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions . Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its members. This section should be read in conjunction with the sections above for a detailed description of the various types of securities and investment techniques that apply to the fund.

In General . In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

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TIFF Investment Program Statement of Additional Information

Certain Fixed-Income Investments . Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to members before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund . Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions . In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to members. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under

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TIFF Investment Program Statement of Additional Information

current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions . A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments . A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its members. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in US REITs. A US REIT is not subject to federal income tax on the income and gains it distributes to members. Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a US REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its members as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity US REIT’s cash flow may exceed its taxable income. The equity US REIT, and in turn a fund, may distribute this excess cash to members in the form of a return of capital distribution. However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to members and the dividends would be taxable to members as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (excess inclusion income)” and “Non-US Investors — Investment in US Real Property” below with respect to certain other tax aspects of investing in US REITs.

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TIFF Investment Program Statement of Additional Information

Investment in Non-US REITs . While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-US REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-US REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in US real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a US REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to members of the regulated investment company in proportion to the dividends received by such members, with the same consequences as if the members held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to members (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to members excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs . For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Investments in Commodities —Structured notes. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Qualification as a Regulated Investment Company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked

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TIFF Investment Program Statement of Additional Information

swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this Statement of Additional Information, the IRS has suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, the fund may no longer be able to utilize commodity index-linked notes to gain commodity exposure. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a RIC. A fund also may be limited in its ability to sell its investments in commodities and commodity-linked derivatives or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for US tax purposes, the fund could fail to qualify as a RIC. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities Lending . While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to members. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities . Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in Securities of Uncertain Tax Character. A fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Debt-Financed Shares. If a member that is exempt from federal income taxation under Code section 501(a) incurs indebtedness in connection with, or as a result of, its acquisition of fund shares, the shares may be treated as “debt-financed property” under the Code. In such event, part of all of any income or gain derived from the member’s investment in those shares could constitute “unrelated business taxable income.” Unrelated business taxable income in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T.

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TIFF Investment Program Statement of Additional Information

Backup Withholding . By law, the fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a US person (including a US resident alien).

The fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the member’s US federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-US Investors . Fund shares are generally not sold outside the United States. Non-US investors should be aware that US withholding at a 30% or lower treaty tax rate, special tax certification requirements to avoid US backup withholding and claim any treaty benefits, and estate taxes may apply to any investment in a fund.

Effect of Future Legislation; Local Tax Considerations . The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each member's particular situation. Non-US members may be subject to US tax rules that differ significantly from those summarized above. Members are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the fund.]

Member Information

Member Account Records.   State Street, TIP’s transfer agent, maintains an account for each member upon which the registration and transfer of shares are recorded. Any transfers are reflected by bookkeeping entry, without physical delivery. Certificates representing shares of a particular fund normally will not be issued to members. Written confirmations of purchases or redemptions are mailed to each member. Members also receive monthly account statements, which reflect share balances, as well as transaction activity for the period.

Requests That Must Be in Writing.   TIP will require that a member provide requests in writing from an authorized person accompanied by a valid original signature guarantee by a qualified institution when changing certain information in an account, including wiring instructions. TIP, TAS and State Street will not be responsible for confirming the validity of written requests.

Initial Investment.   Organizations seeking to invest through TIP must complete an account application, available through TAS. Members must also submit proof of their tax exempt status or other documentation as may be requested to document the organization’s eligibility to invest. The completed application and all requested information should be submitted to TAS for acceptance before funds are wired to TIP. Detailed wiring instructions are provided on the account application. Certain members may from time to time have the need for multiple TIP accounts (in the same name and tax identification number) for administrative or other purposes, referred to as “sub-accounts.” Members wishing to establish sub-accounts should contact TIFF Member Services for additional information due to certain restrictions in place, such as the permissible number of sub-accounts and minimum investment requirements.

Eligibility Information.   Because of the nature of performance-based fee arrangements utilized by MAF, shares of the fund are available only to members that meet the definition of “qualified client” set forth in Rule 205-3 under the Investment Advisers Act of 1940, and continue to meet this eligibility requirement at the time of any subsequent investment in the TIP funds. Members who meet this eligibility requirement are called qualified clients. Any attempted transfer, including by gift or bequest, to a person who is not a qualified client will be void and the intended recipient will acquire no rights in the shares sought to be transferred.

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TIFF Investment Program Statement of Additional Information

Subsequent Investments.   Organizations may make additional purchases in existing accounts or increase the number of funds in which they invest. Restrictions may apply to subsequent investments into sub-accounts, such as minimum investment requirements. To ensure that a transaction can occur on the date preferred by the organization, TAS should be provided with as much advance notice as possible. Under certain circumstances, TAS may ask a member organization to verify or supplement the information in the account application that is on file in connection with subsequent investments.

Additional Redemption Options.   Members wishing to adopt a fixed dollar amount or percentage redemption should contact TAS to arrange for such specific redemptions.

Member Voting Rights and Procedures.   Each member has one vote in director elections and on other matters submitted to members for their vote for each dollar of net asset value held by the member. Matters to be acted upon affecting a particular fund, including approval of the advisory agreements with TAS and the submission of changes to fundamental investment policies of a fund, will require the affirmative vote of a majority of the member votes of the fund (as provided in the 1940 Act) cast at a meeting at which a quorum is present. The election of TIP’s Board is voted upon by members on a TIP-wide basis. TIP is not required to hold annual member meetings. Member approval will be sought only for certain changes in TIP’s or a fund’s operations and for the election of directors under certain circumstances. Members may remove directors at a special meeting. A special meeting of TIP shall be called by the directors upon written request of members holding at least 10% of the votes entitled to be cast at such meeting.

Financial Reports.   Members receive semi-annual unaudited financial statements and annual audited financial statements. Members may also receive additional reports concerning TIP or its money managers from TAS.

Determination of Net Asset Value

Business Days.   Currently, there are 11 holidays during the year which are not business days: New Year’s Day, Dr. Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. TIP will not accept purchase or redemption orders on these holidays, or on any other day the New York Stock Exchange (“NYSE”) and/or the Federal Reserve Bank of New York are closed, or the funds are closed as permitted or ordered by the SEC.

Net Asset Value.   The net asset value (“NAV”) per share is determined by dividing the total market value of each fund’s investments and other assets, less any liabilities, by the total number of outstanding shares and adjusting to the nearest cent. Net asset value per share is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day of the funds. NAV may be calculated earlier if the NYSE is closed early (as it typically is before certain or after certain holidays), trading on the NYSE is restricted, the Federal Reserve Bank of New York closes, or as otherwise permitted by the SEC.

Calculating an Individual Security’s Value.   Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Over-the-counter stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

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TIFF Investment Program Statement of Additional Information

MAF employs a daily fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into US dollars at the mean price of such currencies against US dollars as provided by an independent pricing supplier.

Additional Service Providers

Administrator.   State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116, serves as the custodian, administrator, and transfer agent. As custodian, State Street may employ sub-custodians outside the United States.

Futures Contract Custodians.   Goldman Sachs & Co. (“Goldman”), 85 Broad Street, New York, New York 10004, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act. This relationship was established in 2008 and Goldman receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

J.P. Morgan Clearing Corp. (“JPM”), 383 Madison Avenue, New York, New York, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act. This relationship was established in 2006 with Bear Stearns Securities Corp, predecessor to JPM, and JPM receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

Barclays, Inc. (“Barclays”), 200 Park Avenue, New York, New York 10166, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act. This relationship was established in 2008 and Barclays receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

UBS Securities LLC (“UBS”), One North Wacker Drive, Chicago, IL 60606, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act. This relationship was established in 2011 and UBS receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

Morgan Stanley & Co. LLC (“Morgan Stanley”), One New York Plaza, 7 th Floor, New York, NY 10004, is a futures commission merchant and serves as custodian of TIP’s assets maintained in connection with futures contracts pursuant to Rule 17f-6 under the 1940 Act. This relationship was established in 2011 and Morgan Stanley receives no compensation for maintaining custody of assets (other than brokerage or commission charges for executing futures contracts).

Legal Counsel.   Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, is TIP’s legal counsel, for which it is compensated directly by TIP.

Independent Registered Public Accounting Firm.   [Ernst & Young LLP], One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, serves as TIP’s independent registered public accounting firm.

Financial Statements

The funds’ audited Financial Statements, including the Financial Highlights, for the year ended December 31, 2012, appearing in the Annual Report to members and the report thereon of [Ernst & Young LLP], independent registered public accounting firm, appearing therein, are hereby incorporated by reference in this SAI.

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TIFF Investment Program Statement of Additional Information

Description of Indices

Overview.   This section describes the various indices referenced in the Prospectus and SAI. The indices described below will be used to gauge the performance of individual funds and individual money managers, with certain money managers’ fees tied directly to the money managers’ returns relative to the returns produced by their respective indices (hereinafter referred to as “benchmarks”). The following information with respect to each index has been supplied by the respective preparer of the index or has been obtained from other publicly available information.

Explanation of How Indices Will Be Used. The table below denotes the index relevant to those money managers whose compensation will be tied to their relative performance. As shown, in some cases the money managers have comparative indices different than the overall benchmark of the funds.

Fund/Money Manager	Index
TIFF Multi-Asset Fund	CPI + 5% and Constructed Index (described in Prospectus)
AJO	S&P 500 Index
Brookfield Investment Management Inc.	FTSE EPRA/NAREIT Developed Index (effective January 1, 2013; prior to January 1, 2013, MSCI US REIT Index)
Marathon Asset Management, LLP	MSCI All Country World Index
Mission Value Partners, LLC	CPI (plus a designated spread)
Shapiro Capital Management LLC	Russell 2000 Index
Smith Breeden Associates, Inc.	Barclays US Government Inflation-Linked Bond Index; 1-month LIBOR (plus a designated spread)

The intent of performance-based fee arrangements entailing benchmarks that are narrower than the overall benchmark for MAF is to compensate managers fairly based on their performance relative to benchmarks that reflect adequately their particular focus and investment disciplines. For example, although MAF’s overall benchmarks are CPI + 5% and the MAF Constructed Index, Brookfield Investment Management invests substantially all of its segment of the fund in a global portfolio of real estate-related investments, and it is both fairer to this money manager and in MAF’s best interests to tie this money manager’s fees to its performance relative to FTSE EPRA/NAREIT Developed Index rather than to the CPI + 5% or the MAF Constructed Index. Although compensating managers based on their performance relative to performance benchmarks that are narrower than those of MAF may mean that some managers will receive relatively high fees even if MAF underperforms its overall benchmarks, careful structuring of fee arrangements and careful allocation of assets among money managers can reduce the probabilities that the fund will fail to meet its performance objective.

Explanation of “Capitalization Weighting.”   Several of the indices described below are “capitalization weighted.” Capitalization weighting is a method of weighting each component security in an index by its market value (also commonly referred to as “capitalization”) so that it will influence the index in proportion to its respective size. The price of any stock multiplied by the number of shares outstanding gives the current market value for that particular issue. This market value determines the relative importance of the security. Market values for individual stocks are added together to obtain their group market value. With respect to fixed income indices, the term “capitalization weighting” is seldom used, but the method used to prepare such indices resembles capitalization weighting in the sense that each issue’s weighting in the index reflects the total outstanding market value of that issue as of the measurement date. This method is sometimes referred to as “market value weighting.”

TIFF Multi-Asset Fund Benchmarks.   MAF seeks to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the Consumer Price Index, plus 5% per annum. The Consumer Price Index is a widely recognized measure of US inflation, representing changes in the prices paid by consumers for a representative basket of goods and services. CPI+5% per annum was selected as the primary benchmark for MAF because it reflects the two-fold objectives of maintaining an endowment’s purchasing power (i.e., keeping pace with inflation) while complying with the 5% payout requirement to which most TIP members are subject.

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TIFF Investment Program Statement of Additional Information

To facilitate assessment of active strategies employed by the fund, the fund also measures its performance against the MAF Constructed Index. As of April 1, 2013, the Constructed Index will comprise the following asset segments: 51% MSCI All Country World Index; 6% Barclays High Yield 2% Issuer Capped Index; 5% FTSE EPRA/NAREIT Developed Index; 5% Dow Jones-UBS Commodity Index Total Return; 10% Barclays US Breakeven Inflation Aggregate Index; 10% Barclays US Government Inflation-Linked Bond Index; and 13% BofA Merrill Lynch US 6-Month Treasury Bill Index. The Constructed Index segment weights are rebalanced by TAS at each quarter end for periods beginning July 1, 2009, and were rebalanced monthly prior to that date.

Performance of the Constructed Index generated after June 30, 2009 is reduced by 20 basis points per annum, prorated monthly. This reduction reflects an estimate of the costs of investing in the Constructed Index’s segments through index funds or other instruments and is designed to facilitate a comparison of passive investment strategies with active portfolio management. (One cannot invest directly in an index, and unmanaged indices do not incur fees and expenses.) The reported performance of the Constructed Index would increase in the absence of a 20 basis point reduction. The Constructed Index has changed on various occasions since MAF’s inception in 1995. Historical performance for the Constructed Index is not adjusted when the composition of the Constructed Index changes. Therefore, past performance reflects the Constructed Index’s allocations, segment weights, and segment benchmarks that were in place at the time the performance was generated.

The fund also measures its performance against a Traditional Mix blended index benchmark that consists of 65% MSCI All Country World Index and 35% Barclays US Aggregate Bond Index.

Common Stock Indices

MSCI All Country World Index.   The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 2010, the MSCI All Country World Index consisted of companies traded on stock markets in 45 countries. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries.

MSCI Emerging Markets Index.   The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. As of May 27, 2010, the Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI World Index.   The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010, the Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

US Common Stock Indices

Russell 2000 Index.   The Russell 2000 Index is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Index.   The S&P 500 Index includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company price. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

Bond Indices

Barclays High Yield 2% Issuer Capped Bond Index.   The Barclays High Yield 2% Issuer Capped Bond Index covers the US dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. To be eligible for this index, bonds must also have at least one year to final maturity and at least $150 million outstanding par value. This index limits issuer exposures to 2% of the total market value of the index, and any excess market value is redistributed to the issuers below the cap on a pro rata basis. The index is rebalanced monthly.

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TIFF Investment Program Statement of Additional Information

Barclays US Aggregate Bond Index. The Barclays US Aggregate Bond Index covers the US dollar-denominated, investment grade, fixed-rate, taxable bond market. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. This index is a component of the US Universal index in its entirety.

Barclays US Breakeven Inflation Aggregate Index. The Barclays US Breakeven Inflation Aggregate Index is designed to provide a benchmark for investors seeking to track the “breakeven” rate of inflation in the United States by capturing the return of simultaneous long positions in US TIPS across the entire term structure of the TIPS market and short positions in corresponding comparable nominal US Treasury bonds (traditional US Treasury bonds paying a fixed rate of interest). The index also includes a return on cash lent to facilitate the short transactions. The “breakeven” rate of inflation is the level of inflation required for TIPS to approximate the performance of nominal US Treasury bonds with equivalent duration. The index is rebalanced monthly.

Barclays US Government Inflation-Linked Bond Index.   The Barclays US Government Inflation-Linked Bond Index measures the performance of the TIPS market. The index includes TIPS with one or more years remaining to maturity on the index rebalancing date (the last calendar day of each month) and total outstanding issue size of $500 million or more. Bonds must be capital-indexed and linked to an eligible inflation index. The bonds are denominated in US dollars and pay coupon and principal in US dollars. The notional coupon of a bond must be fixed or zero and the bond must settle on or before the monthly rebalancing date to be eligible for the index.

Real Estate Indices

MSCI US REIT Index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index comprising investable equity real estate investment trusts (REITs), other than certain specialty equity REITs, and is designed to be a measure of real estate equity performance.

FTSE EPRA/NAREIT Developed Index. The FTSE EPRA/NAREIT Developed Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of listed real estate companies and REITS in developed markets worldwide, principally North America, Europe and Asia. The European Public Real Estate Association (EPRA) represents the European public real estate sector. The National Association of Real Estate Investment Trusts (NAREIT) is the trade association for REITs and publicly traded real estate companies in the US.

Short-Term Indices

BofA Merrill Lynch US 6-Month Treasury Bill Index.   The BofA Merrill Lynch US 6-Month Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points.   STF will utilize, as a supplemental index, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points to illustrate how closely STF is operating in accordance with its mandate (i.e., to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index). The 50 basis point deduction from that index is intended to reflect the impact of operating expenses and trading costs on returns on a portfolio of short-term US Government securities.

Commodity Indices

Dow Jones-UBS Commodity Index Total Return.   The Dow Jones-UBS Commodity Index Total Return comprises futures contracts on 19 exchange-traded physical commodities. The index is calculated on a total return basis and reflects the return on fully collateralized futures positions. Futures contracts are rolled prior to maturity. The index’s composition is based on contract liquidity and dollar-adjusted historical commodity production volumes adjusted as needed to limit exposure to any single commodity at an annual rebalancing date to a maximum of 15% and a minimum of 2% of the index. Moreover, no related group of commodities (e.g., energy, precious metals, industrial metals, livestock, or agriculture) may constitute more than one-third of the index’s weight at annual rebalancing dates.

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TIFF Investment Program Statement of Additional Information

Appendix A — Quality Rating Descriptions

Standard & Poor’s Corporation

AAA.   Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA.   Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A.   Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB.   Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower.   Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1.   Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.

A-2.   The capacity for timely payment on issues with this designation is strong. However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that debts in higher rating categories.

Moody’s Investors Service, Inc.

Aaa.   Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa.   Bonds rated Aa are judged to be of high quality and are subject to very low credit risk.

A.   Bonds rated A are considered upper-medium grade and are subject to low credit risk.

Baa.   Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.

Ba.   Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B and Lower.   Bonds which are rated B are considered speculative and are subject to high credit risk. Bonds which are rated Caa are of poor standing and are subject to very high credit risk. Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

P-1.   Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.

P-2.   Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

P-3.   Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.

A-1

TIFF Investment Program Statement of Additional Information

Fitch Ratings

Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities ad the securities or other obligations they issue.

AAA:   Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:   Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:   High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:   Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB:   Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.

A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1.   Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2.   Good short-term credit quality. A Good intrinsic capacity for timely payment of financial commitments.

F3.   Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B.   Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C.   High short-term default risk. Default is a real possibility.

D.   Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

E.   Restricted Default. Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

A-2

TIFF Investment Program Statement of Additional Information

Appendix B — Proxy Voting Policies and Procedures

Preface. In January 2003, the SEC adopted a new rule that requires registered investment advisors that have voting authority over client securities to adopt written policies and procedures that are reasonably designed to ensure that the advisor votes proxies in the best interests of the clients. The purpose of the rule is to ensure that registered advisors satisfy their fiduciary obligations to their clients and avoid material conflicts of interest when voting proxies.

Policy. Pursuant to this rule, the TIFF Investment Program (TIP) board adopted the following policy with respect to the voting of proxies on securities held by the funds:

•	In general, the funds will vote in accordance with the proxy voting recommendations of Institutional Shareholder Services (ISS), except in “share blocking” countries as discussed below.

•	ISS posts its recommendations on its “VoteX” website in advance of a vote deadline. TIFF Advisory Services (TAS) monitors all pending votes, paying particular attention to categories 4, 5, and 6, i.e., those that are more material in nature. The ISS category definitions are summarized as follows:

1.	Election of directors (except for proxy contests); fix number of directors; ratification of auditors; name change; change in date or time of meeting; adjourn meeting; other business

2.	Employee stock purchase plans; increase in stock (except for private placements); reverse stock splits; standard corporate governance provisions (declassifying the board, super-majority votes, etc.); social/environmental/human rights proposals; standard mutual fund proposals (except for advisory agreements, proposals to open-end the fund)

3.	Compensation plans

4.	Private placements; formation of a holding company; anti-takeover proposals (poison pills, fair price provisions, etc.); reincorporation; director and officer liability indemnification; conversion of securities; liquidation of assets; mutual fund advisory agreements

5.	Mergers; acquisitions; sale of assets; conversion of a closed-end fund to open-end; reorganization; restructuring

6.	Proxy contests

•	TAS votes all proxies in conformity with ISS recommendations, except that:

•	A money manager that is an ISS client may challenge an ISS recommendation it disagrees with by communicating in writing (which may take the form of an email) to TAS. Because money managers that are not ISS clients do not have access to the ISS recommendations, these managers may recommend a vote for or against a proxy item by communicating in writing (which may take the form of an email) to TAS. Where the challenge arrives or is resolved after the cutoff date as it applies to TAS, votes may be handled manually and are therefore on a best efforts basis.

•	The manager’s written communication must explain the manager’s reasons for wishing to vote the proxy against the ISS recommendation. The manager should also state if it believes that there are any potential conflicts of interest in connection with the proxy vote.

•	TAS will evaluate the manager’s arguments and either grant or deny the manager’s request. TAS will not accept a manager’s request to depart from an ISS recommendation in any case in which TAS believes such a departure would represent a material conflict of interest between TAS or the money manager and TIP.

B-1

TIFF Investment Program Statement of Additional Information

•	Given TAS’s position that the inherent risks associated with voting in a share blocking country may outweigh the benefits of acting on a manager’s recommendation to vote the issue, TAS will abstain from votes in a share blocking country unless a money manager requests in writing that TAS vote on an issue. In such case, TAS will vote only those shares held in that manager’s portfolio and will abstain from voting shares of the security held by other managers. The manager whose shares are voted recognizes it will be subject to any regulations or limitations placed on those shares.

•	TAS may refrain from voting a particular proxy when TAS concludes that the costs associated with voting that proxy may outweigh the potential benefits to the TIP portfolios (e.g., certain cases of share blocking issues as discussed above).

•	Records of all proxy votes are archived with Votex. TIP maintains written records of all proxy summaries, and any money manager challenges to an ISS recommendation for a period of six years, the first two years in an easily accessible place.

•	Notwithstanding the foregoing, TAS may depart from ISS recommendations anytime it concludes that it is in the best interest of the shareholders. TIP will maintain a written record of each such departure. This record shall include an affirmation that the departure does not represent a conflict of interest between the funds and TAS.

This policy was communicated in writing to the money managers in accordance with SEC regulations.

B-2

TIFF Investment Program Statement of Additional Information

Appendix C — Portfolio Managers

Other Accounts Managed (as of 12/31/2012)

Portfolio Managers	RICs			Pooled Funds			Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Laurence Lebowitz	[X]	$	[XXX]	[X]	$	[XXX]	[X]	$	[X	]
John Thorndike	[X]	$	[XXX]	[X]	$	[XXX]	[X]	$	[X	]
SHORT-TERM FUND
TAS
Laurence Lebowitz	[X]	$	[XXX]	[X]	$	[XXX]	[X]	$	[X]
John Thorndike	[X]	$	[XXX]	[X]	$	[XXX]	[X]	$	[X	]

Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2012)

Portfolio Managers	RICs			Pooled Funds			Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)		Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Laurence Lebowitz	[X]	$	[X]	[X]	$	[X]	[X]	$	[X]
John Thorndike	[X]	$	[X]	[X]	$	[X]	[X]	$	[X]
SHORT-TERM FUND
TAS
Laurence Lebowitz	[X]	$	[X]	[X]	$	[X]	[X]	$	[X]
John Thorndike	[X]	$	[X]	[X]	$	[X]	[X]	$	[X]

C-1

TIFF Investment Program Statement of Additional Information

Portfolio Manager Compensation (as of 12/31/2012)

MULTI-ASSET FUND
TAS
Portfolio Managers: Laurence Lebowitz John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus – Cash bonus and deferred bonus are awarded on a discretionary basis with three primary components – individual performance, group performance, and firm performance. The deferred bonus is subject to a multi-year vesting schedule. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

SHORT-TERM FUND
TAS
Portfolio Managers: Laurence Lebowitz John Thorndike
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus – Cash bonus and deferred bonus are awarded on a discretionary basis with three primary components – individual performance, group performance, and firm performance. The deferred bonus is subject to a multi-year vesting schedule. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

C-2

Part C	OTHER INFORMATION

Item 28.	Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (where indicated):

(a)	Articles of Incorporation are incorporated by reference dated December 23, 1993 (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A).

(b1)	Amended and Restated By-laws (previously filed as Exhibit (b1) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A).

(b2)	Amended and Restated By-laws dated December 10, 2007 (previously filed as Exhibit (b1) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A).

(c)	Articles FIFTH, SEVENTH, EIGHTH, THIRTEENTH, FIFTEENTH, and SIXTEENTH of the Registrant’s Articles of Incorporation dated December 23, 1993 (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A); and Articles II, VI, and VII of the Registrant’s Amended and Restated By-laws dated December 10, 2007 (previously filed as Exhibit (b1) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(d1)	Amended and Restated Advisory Agreement, dated June 1, 2011, between the Registrant (TIFF Multi-Asset Fund) and TIFF Advisory Services, Inc. (previously filed as Exhibit (d1) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d2)	Amended and Restated Advisory Agreement, dated April 19, 2004 between the Registrant (TIFF Short-Term Fund) and TIFF Advisory Services, Inc. (previously filed as Exhibit (d21) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A).

(d3)	Money Manager Agreement, dated July 18, 2011, between the Registrant (TIFF Multi-Asset Fund) and Mondrian Investment Partners Limited (previously filed as Exhibit (d3) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d4)	Money Manager Agreement, dated March 31, 1995, between the Registrant (TIFF Multi-Asset Fund) and Wellington Management Company (previously filed as Exhibit No. (5pp) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

(d5)	Money Manager Agreement, dated October 1, 2009, between the Registrant (TIFF Multi-Asset Fund) and Brookfield Investment Management Inc. (previously filed as Exhibit (d11) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A).

(d6)	Money Manager Agreement, dated July 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and Smith Breeden Associates, Inc. is filed herewith.

(d7)	Amended and Restated Schedule I-C, dated September 27, 2012, to the Money Manager Agreement, dated July 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and Smith Breeden Associates, Inc. is filed herewith.

(d8)	Amended and Restated Money Manager Agreement, dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd., (previously filed as Exhibit (d20) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(d9 )	Money Manager Agreement, dated June 18, 2009, between the Registrant (TIFF Multi-Asset Fund) and Southeastern Asset Management, Inc. (previously filed as Exhibit (d21) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A).

(d10)	Money Manager Agreement dated June 27, 2012, between the Registrant (TIFF Multi-Asset Fund) and AJO, LP (formerly Aronson + Johnson + Ortiz, LP) is filed herewith.

(d11)	Money Manager Agreement dated June 27, 2012, between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management LLC is filed herewith.

(d12)	2nd Amended and Restated Schedule I, dated December 10, 2008 to the Amended & Restated Money Manager Agreement dated July 1, 2007 between the Registrant (TIFF Multi-Asset Fund) and Marathon Asset Management Ltd. (previously filed as Exhibit (d26) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A).

(d13)	Amendment Agreement No. 2, dated July 15, 2003, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Wellington Management Company (Previously Filed as Exhibit (d26) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A).

(d14)	Amendment Agreement No. 3, dated June 25, 2009, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Wellington Management Company (Previously Filed as Exhibit (d27) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A).

(d15)	Money Manager Agreement, dated June 1, 2010, between the Registrant (TIFF Multi-Asset Fund) and Mission Value Partners, L.L.C. (previously filed as Exhibit (d28) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A).

(d16)	Money Manager Agreement, dated January 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and Lansdowne Partners Limited Partnership (previously filed as Exhibit (d16) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d17)	Money Manager Agreement, dated January 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and OVS Capital Management LLP (previously filed as Exhibit (d17) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(d18)	Amended and Restated Exhibit A, dated December 10, 2012, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Brookfield Investment Management Inc. is filed herewith.

(e)(1)	Distribution Agreement, dated January 1, 2008, between Registrant and Quasar Distributors, LLC (previously filed as Exhibit (e1) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A).

(e)(2)	Amended and Restated Exhibits A and B, dated June 29, 2012, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC is filed herewith.

(f)	Not Applicable.

(g1)	Custodian Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (g5) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(g2)	Amended and Restated Delegation Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit No. (g4) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on N-1A).

(g3)	Amendment dated May 1, 2006 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (g3) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(g4)	Amendment dated July 1, 2008, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (g4) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A).

(g5)	Amendment dated January 1, 2009 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company (previously filed as Exhibit (g5) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A).

(g6)	Amendment dated January 1, 2013, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h1)	Transfer Agency and Service Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h3) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(h2)	Administration Agreement, dated August 15, 2003, between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h2) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A).

(h3)	Amendment dated May 1, 2006 to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h2) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(h4)	Amendment dated May 1, 2006 to the Administration Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investors Bank & Trust Company) (previously filed as Exhibit (h3) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A).

(h5)	Amendment dated January 1, 2013, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h6)	Amendment dated January 1, 2013, to the Administration Agreement between the Registrant and State Street Bank and Trust Company is filed herewith.

(h7)	Amended and Restated Services Agreement, dated June 27, 2012, between the Registrant and TIFF Advisory Services, Inc. is filed herewith.

(i)	Opinion and Consent of Counsel (previously filed as Exhibit No. (10) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(j)	Consent of the Independent Registered Public Accounting Firm to be filed by subsequent amendment.

(k)	Not Applicable.

(l)	Purchase Agreement, dated March 29, 1994, for Initial Capital between Registrant and The John D. and Catherine T. MacArthur Foundation (previously filed as Exhibit No. (13) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

(m)	Not Applicable.

(n)	Not Applicable.

(p1)	Code of Ethics of TIFF Advisory Services, Inc., TIFF Endowment Asset Management, LLC, and TIFF Investment Program, Inc. is filed herewith.

(p2)	Code of Ethics of AJO, LP (formerly Aronson + Johnson + Ortiz, LP) (previously filed as Exhibit (p2) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A).

(p3)	Code of Ethics of Mondrian Investment Partners Limited is filed herewith.

(p4)	Code of Ethics of Marathon Asset Management, Ltd. (previously filed as Exhibit (p4) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(p5)	Code of Ethics of Shapiro Capital Management Co., Inc. (previously filed as Exhibit (p4) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A).

(p6)	Code of Ethics of Wellington Management Company (previously filed as Exhibit (p6) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A).

(p7)	Code of Ethics of Smith Breeden Associates, Inc. is filed herewith.

(p8)	Code of Ethics of Brookfield Investment Management Inc. is filed herewith.

(p9)	Code of Ethics of Southeastern Asset Management, Inc. is filed herewith.

(p10)	Code of Ethics of Mission Value Partners L.L.C. is filed herewith.

(p11)	Code of Ethics of Lansdowne Partners Limited Partnership (previously filed as Exhibit (p11) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).

(p12)	Code of Ethics of OVS Capital Management LLP (previously filed as Exhibit (p12) to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A).
(q)	Powers of Attorney for Craig R. Carnaroli, William McCalpin, N.P. Narvekar, and Sheryl Johns are filed herewith.

Item 29.

Persons Controlled by or under Common Control with the Registrant

Not applicable.

Item 30.

Indemnification.

The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable Maryland and federal law, including Section 17(h) and (i) of the Investment Company Act of 1940.  In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.

Business and Other Connections of Investment Adviser.

The business and other connections of TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, Inc.) (the Adviser) is on the Uniform Application for Investment Adviser Registration ("Form ADV") as currently on file with the Commission (File No. 801-45618) the text of which is hereby incorporated by reference

.

Item 32.

Principal Underwriter.

(a)	Quasar Distributors, LLC (“Quasar”) acts as principal underwriter for the Registrant and each of its series. Additionally, Quasar is the principal underwriter for the following investment companies:

AC One Funds	Corporate America Fund	Kellner Funds
Academy Fund Trust	Country Funds	Keystone Mutual Funds
Advantus Mutual Funds	Cove Street Capital Funds	Kirr Marbach Partners Funds, Inc
Aegis Funds	Cushing MLP Funds	Lawson Kroeker Funds
Akre Funds	Davidson Funds	Litman Gregory Masters Funds
Al Frank Funds	Dearborn Funds	LKCM Funds
Allied Asset Advisors Funds	Dorset Funds	LoCorr Funds
Alpha Funds	DoubleLine Funds	Logan Capital Funds
AlphaClone ETF Fund	DSM Capital Funds	MainGate MLP Funds
Alpine Equity Trust	Edgar Lomax Value Fund	Matrix Asset Advisors, Inc.
Alpine Income Trust	Empiric Funds, Inc.	McKinley Funds
Alpine Series Trust	Evermore Global Investors Trust	MD Sass
American Trust	FactorShares Trust	Merger Fund
Appleton Group	First American Funds, Inc.	Mesirow Financial
Artio Global Funds	Fort Pitt Capital Group, Inc.	Monetta Fund, Inc.
Barrett Growth Fund	Fund X Funds	Monetta Trust
Barrett Opportunity Fund	Geneva Advisors Funds	Morgan Dempsey Funds
Becker Value Equity Fund	Geneva Capital Funds	Muhlenkamp (Wexford Trust)
Boston Common Funds	Gerstein Fisher Funds	Muzinich Funds
BP Mutual Funds	Glenmede Fund, Inc.	New Path Funds
Brandes Investment Trust	Glenmede Portfolios	Nicholas Funds
Brandywine Blue Funds, Inc.	GoodHaven Funds	Niemann Tactical Return Fund
Brandywine Fund, Inc.	Great Lakes Funds	Nuance Funds
Bridges Investment Fund, Inc.	Greenspring Fund	Orinda Funds
Bright Rock Funds	Guinness Atkinson Funds	O'Shaughnessy Funds
Brookfield Investment Funds	Harding Loevner Funds	Osterweis Funds
Brown Advisory Funds	Hennessy Funds, Inc	Pension Partners Funds
Buffalo Funds	Hennessy Mutual Funds, Inc.	Permanent Portfolio Funds
Bushido Funds	Hennessy SPARX Funds Trust	Perritt Opportunities Funds
CAN SLIM Select Growth Fund	Hodges Funds	Phase Capital Funds
Capital Advisors Funds	Hotchkis & Wiley Funds	Phocas Financial Funds
Chase Funds	Huber Funds	PIA Funds
Coldstream Funds	Intrepid Capital Management	Poplar Forest Partners Fund
Collins Capital Funds	IronBridge Funds	Portfolio 21
Congress Funds	Jacob Funds II	Preservation Trust
Contravisory Funds	Jacob Funds, Inc.	Primecap Odyssey Funds
Convergence Funds	Jensen Funds	Prospector Funds

Provident Mutual Funds, Inc.	Teberg Fund
Purisima Funds	Thomas White Funds
Rainier Funds	Thompson IM Funds, Inc.
RBC Funds Trust	Tiedemann Funds
Reinhart Funds	TIFF Investment Program, Inc.
Roosevelt Funds	Tortoise Funds
Samson Funds	Tygh Capital Management
Scharf Funds	USA Mutuals Funds
Schooner Investment Group	USFS Funds
SCS Financial Funds	Villere Fund
Shenkman Funds	Wall Street Fund, Inc.
Smead Value Fund	WBI Funds
Snow Capital Family of Funds	Windowpane Advisors, LLC
Strategic Income Funds	Wisconsin Capital Funds, Inc.
Stone Ridge Funds	WY Funds
YCG Investments

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers and directors of Quasar.

Name and Principal Business Addresses	Positions and Offices with Principal Underwriter	Positions and Offices with the Funds
James Robert Schoenike	President	None
Andrew Michael Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None
Joseph Bree	Chief Financial Officer	None

Board of Managers
James Schoenike	President, Board Member	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None

Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

CRD # on Form BD 103848

(c)  Not applicable

Item 33.

Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)

Four Tower Bridge

200 Barr Harbor Drive, Suite 100

West Conshohocken, PA 19428

State Street Bank and Trust Company

4 Copley Place

Boston, Massachusetts 02116

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI  53202

For the series of Registrants’ managed by each Money Manager:

AJO, LP

230 South Broad Street

20th Floor

Philadelphia, PA  19102

Brookfield Investment Management Inc.

71 South Wacker Drive

Suite 3400

Chicago, IL  60606

Lansdowne Partners Limited Partnership

15 Davies Street,

London, England, W1K 3AG

Marathon Asset Management, LLP

Orion House

5 Upper St Martin’s Lane

London, England WC2H 9EA

Mission Value Partners, LLC

651 1st Street West, Suite G

Sonoma, CA 95476

Mondrian Investment Partners Limited

10 Gresham Street

5th Floor

London, England  EC2V 7JD

OVS Capital Management LLP

24 Upper Brook Street, 4 th Floor,

London, England W1K 7QB

Shapiro Capital Management LLC

One Buckhead Plaza, Suite 1555

3060 Peachtree Road, NW

Atlanta, GA  30305

Smith Breeden Associates, Inc.

280 South Mangum Street

Suite 301

Durham, NC 27701

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900

Memphis, TN   38119

Wellington Management Company, LLP

75 State Street

Boston, MA  02109

Item 34.

Management Services.

Not applicable.

Item 35.

Undertakings.

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in City of West Conshohocken, and the State of Pennsylvania on the 1st day of March 2013.

TIFF INVESTMENT PROGRAM, INC.

Registrant

By:   /s/ Richard J. Flannery

Richard J. Flannery, President and Chief Executive Office

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration statement has been signed below by the following persons in the capacities as of March 1, 2013 indicated.

/s/ Richard J. Flannery

Richard J. Flannery,

President and Chief Executive Officer

/s/ Dawn I. Lezon

Dawn I. Lezon,

Treasurer and Chief Financial Officer

*/s/ Craig R. Carnaroli

Craig R. Carnaroli,

Director

*/s/ Sheryl Johns

Sheryl Johns,

Director

*/s/ William F. McCalpin

William F. McCalpin,

Director

*/s/ N.P. Narvekar

N.P Narvekar,

Director

*By: /s/ Richard J. Flannery

Richard J. Flannery, Attorney-in-Fact

Date: March 1, 2013

Exhibit Index

Exhibit No.	Exhibit

(d6)	Money Manager Agreement, dated July 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and Smith Breeden Associates, Inc.

(d7)	Amended and Restated Schedule I-C, dated September 27, 2012, to the Money Manager Agreement, dated July 1, 2012, between the Registrant (TIFF Multi-Asset Fund) and Smith Breeden Associates, Inc.

(d10)	Money Manager Agreement dated June 27, 2012, between the Registrant (TIFF Multi-Asset Fund) and AJO, LP (formerly Aronson + Johnson + Ortiz, LP)

(d11)	Money Manager Agreement dated June 27, 2012, between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management LLC

(d18)	Amended and Restated Exhibit A, dated December 10, 2012, to the Money Manager Agreement between the Registrant (TIFF Multi-Asset Fund) and Brookfield Investment Management Inc.

(e)(2)	Amended and Restated Exhibits A and B, dated June 29, 2012, to the Distribution Agreement between the Registrant and Quasar Distributors, LLC

(g6)	Amendment dated January 1, 2013, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company

(h5)	Amendment dated January 1, 2013, to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company

(h6)	Amendment dated January 1, 2013, to the Administration Agreement between the Registrant and State Street Bank and Trust Company

(h7)	Amended and Restated Services Agreement, dated June 27, 2012, between the Registrant and TIFF Advisory Services, Inc.

(p1)	Code of Ethics of TIFF Advisory Services, Inc., TIFF Endowment Asset Management, LLC, and TIFF Investment Program, Inc.

(p3)	Code of Ethics of Mondrian Investment Partners Limited.

(p7)	Code of Ethics of Smith Breeden Associates, Inc.

(p8)	Code of Ethics of Brookfield Investment Management Inc.

(p9)	Code of Ethics of Southeastern Asset Management, Inc.

(p10)	Code of Ethics of Mission Value Partners L.L.C.

(q)	Powers of Attorney for Craig R. Carnaroli, William McCalpin, N.P. Narvekar, and Sheryl Johns